                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05309
                                  ---------------------------------------------

First American Investment Funds, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Jonathan P. Lillemoen     800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-677-3863
                                                   ----------------------------

Date of fiscal year end: September 30, 2003
                        --------------------------
Date of reporting period: September 30, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

                                                              CONFIDENTIAL DRAFT
                                                                  11/13/2003

[GRAPHIC]


[PHOTO OF GEORGE WASHINGTON]


[FIRST AMERICAN FUNDS(SM) LOGO]

2003
ANNUAL REPORT

INDEX
FUNDS

"NOTHING BUT HARMONY, HONESTY, INDUSTRY, AND FRUGALITY ARE NECESSARY TO MAKE US A GREAT AND HAPPY PEOPLE."


GEORGE WASHINGTON

JANUARY 29, 1789

[GRAPHIC]

FIRST AMERICAN FUNDS

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.


TABLE OF CONTENTS

Message to Shareholders                        1
Report of Independent Auditors                 9
Schedule of Investments                       10
Statements of Assets and Liabilities          42
Statements of Operations                      43        page numbers not final
Statements of Changes in Net Assets           44
Financial Highlights                          46
Notes to Financial Statements                 48
Notice to Shareholders                        54


                              MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

                              NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

MESSAGE TO SHAREHOLDERS  November 14, 2003


          DEAR SHAREHOLDERS:

          We invite you to take a few minutes to review the results of the fiscal year ended September 30, 2003.

          This report includes comparative performance graphs and tables, portfolio commentaries, complete listings of portfolio holdings, and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

          Also, through our website firstamericanfunds.com, we provide quarterly performance fact sheets on all First American funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.

          Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.FUND.

          We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.


          Sincerely,


          /s/ Virginia L. Stringer                  /s/ Thomas S. Schreier Jr.

          VIRGINIA L. STRINGER                      THOMAS S. SCHREIER, Jr.
          CHAIRPERSON OF THE BOARD                  PRESIDENT
          FIRST AMERICAN INVESTMENT FUNDS, INC.     FIRST AMERICAN INVESTMENT
                                                    FUNDS, INC.

EQUITY INDEX FUND


Investment Objective: TO PROVIDE INVESTMENT RESULTS THAT CORRESPOND TO THE PERFORMANCE OF THE STANDARD & POOR'S 500 COMPOSITE INDEX (S&P 500 COMPOSITE INDEX)

First American Equity Index Fund Class Y shares returned 23.89% for the fiscal year (Class A shares returned 23.58% at net asset value for the same period). By comparison, the Fund's benchmark, the S&P 500 Composite Index*, returned 24.40%.

The Fund tracks the S&P 500 Composite Index, which is comprised of 500 companies with market values generally greater than $6 billion. The S&P 500 Composite Index is market value-weighted (shares outstanding times stock price); each company's influence on index performance is directly proportional to its market value. Because the Fund attempts to replicate the composition of the S&P 500 Composite Index, and because additions to and deletions from the index were relatively few, resulting in fairly low transaction costs, Fund performance was similar to that of the index. When comparing index performance to Fund performance, please note that unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects. This is the primary reason that the Fund's performance is lower than the index.

There was a resurgence of investor optimism in equity investments in the past 12 months. Stocks that were perceived to be the best opportunities for growth, especially the information technology sector, rebounded. Standard &Poor's classifies approximately 16% of the index names as information technology stocks, and these firms outperformed relative to other sectors during the past 12 months. In contrast, defensive sectors such as consumer staples and healthcare sectors gained less in value. The other sectors did not have a significant impact on total returns because they either performed very much like the average or they were such a small weighting that any performance difference did not affect the overall portfolio.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                                            SINCE INCEPTION(4)
                                                                           ---------------------------------------------------
                                     1 YEAR       5 YEARS      10 YEARS      2/4/1994     8/15/1994      2/1/1999    9/24/2001
Class A NAV                           23.58%         0.42%         9.44%           --            --            --           --
------------------------------------------------------------------------------------------------------------------------------
Class A POP                           16.86%        -0.71%         8.81%           --            --            --           --
------------------------------------------------------------------------------------------------------------------------------
Class B NAV                           22.72%        -0.33%           --            --          9.24%           --           --
------------------------------------------------------------------------------------------------------------------------------
Class B POP                           17.72%        -0.70%           --            --          9.24%           --           --
------------------------------------------------------------------------------------------------------------------------------
Class C NAV                           22.65%           --            --            --            --         -5.08%          --
------------------------------------------------------------------------------------------------------------------------------
Class C POP                           20.46%           --            --            --            --         -5.29%          --
------------------------------------------------------------------------------------------------------------------------------
Class S                               23.66%           --            --            --            --            --         0.79%
------------------------------------------------------------------------------------------------------------------------------
Class Y                               23.89%         0.66%           --          9.69%           --            --           --
------------------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(3)            24.40%         1.00%        10.05%        10.18%        10.37%        -3.88%       -0.55%
------------------------------------------------------------------------------------------------------------------------------

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

                                                        CLASS A      CLASS Y
First American Equity Index Fund, Class A NAV           $24,636
First American Equity Index Fund, Class A POP           $23,275
First American Equity Index Fund, Class Y                            $24,967
S&P 500 Composite Index(3)                              $26,052      $25,785

[CHART]

Class A

                                         10000.00       9451.80      10000.00
                                         10330.00       9759.00      10368.00
                                         13315.00      12579.00      13452.00
                                         15945.00      15064.00      16187.00
                                         22239.00      21010.00      22735.00
                                         24130.00      22796.00      24792.00
                                         30718.00      29020.00      31685.00
                                         34436.00      32533.00      35894.00
                                         25155.00      23765.00      26339.00
                                         19923.00      18822.00      20943.00
                                         24636.00      23275.00      26052.00

[CHART]

Class Y

                                         10000.00      10000.00
                                         10018.10      10037.00
                                         12940.00      13022.00
                                         15524.90      15670.00
                                         21711.50      22008.00
                                         23626.10      23999.00
                                         30148.80      30672.00
                                         33882.30      34746.00
                                         24809.80      25496.00
                                         19709.60      20273.00
                                         24967.00      25785.00

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A share NAV performance due to similar expenses.

(3) An unmanaged index of large-capitalization stocks.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

MID CAP INDEX FUND

Investment Objective: TO PROVIDE INVESTMENT RESULTS THAT CORRESPOND TO THE PERFORMANCE OF THE STANDARD & POOR'S MIDCAP 400 COMPOSITE INDEX (S&P MIDCAP 400 INDEX)

First American Mid Cap Index Fund Class Y shares returned 25.86% for the fiscal year (Class A shares returned 25.45% at net asset value for the same period). By comparison, the Fund's benchmark, the S&P MidCap 400 Index*, returned 26.81%.

This Fund tracks the S&P MidCap 400 Index, which is comprised of 400 firms with market values of approximately $1 billion to $6 billion. Because the Fund attempts to replicate the composition of the S&P MidCap 400 Index, and because additions to and deletions from the index were relatively few, resulting in fairly low transaction costs, Fund performance was similar to that of the index. When comparing index performance to Fund performance, please note that unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects. This is the primary reason that the Fund's performance is lower than the index.

Midsized firms' stocks generally performed better than larger firms' stocks. We interpret this as investors perceiving that the greater flexibility of the midsized firms would allow them to grow and compete more effectively.

Standard &Poor's classifies approximately 15% of the mid-cap index names as information technology stocks, and these firms outperformed relative to other sectors during the past 12 months. Other sectors had returns closely in line with the average sector or were such a small weight that they did not have a significant impact on total returns.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                                                   SINCE INCEPTION(4)
                                                                               -----------------------------------------------
                                                                               1 YEAR     11/4/1999    11/27/2000    9/24/2001
Class A NAV                                                                     25.45%         5.58%           --           --
------------------------------------------------------------------------------------------------------------------------------
Class A POP                                                                     18.49%         4.06%           --           --
------------------------------------------------------------------------------------------------------------------------------
Class B NAV                                                                     24.63%         4.87%           --           --
------------------------------------------------------------------------------------------------------------------------------
Class B POP                                                                     19.63%         4.19%           --           --
------------------------------------------------------------------------------------------------------------------------------
Class C NAV                                                                     24.55%           --            --         9.82%
------------------------------------------------------------------------------------------------------------------------------
Class C POP                                                                     22.25%           --            --         9.28%
------------------------------------------------------------------------------------------------------------------------------
Class S                                                                         25.60%           --          0.38%          --
------------------------------------------------------------------------------------------------------------------------------
Class Y                                                                         25.86%         5.84%           --           --
------------------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Index(3)                                                         26.81%         6.38%         3.29%        9.93%
------------------------------------------------------------------------------------------------------------------------------

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

                                                        CLASS A      CLASS Y
First American Mid Cap Index Fund, Class A NAV          $12,362
First American Mid Cap Index Fund, Class A POP          $11,684
First American Mid Cap Index Fund, Class Y                           $12,485
S&P Mid Cap 400 Index(3)                                $12,674      $12,674

[CHART]

Class A

                                         10000.00       9451.80      10000.00
                                         12648.00      11954.60      12508.30
                                         10421.60       9850.27      10487.20
                                          9853.78       9313.60       9994.95
                                         12362.00      11684.00      12674.00

[CHART]

Class Y

                                         10000.00      10000.00
                                         12662.30      12508.30
                                         10466.60      10487.20
                                          9919.55       9994.95
                                         12485.00      12674.00

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    Stocks of mid-capitalization companies may be slightly less volatile than those of small-capitalization companies, but they still involve substantial risk and may be subject to more abrupt or erratic price fluctuations than large-capitalization companies.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

    On September 24, 2001, the Mid Cap Index Fund became the successor by merger to the Firstar MidCap Index Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar MidCap Index Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A share NAV performance due to similar expenses.

(3) An unmanaged, capitalization-weighted index that represents the aggregate market value of the common equity of 400 companies chosen by Standard & Poor's with a median capitalization of approximately $700 million to measure the performance of the mid-range sector of the U.S. stock market.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

SMALL CAP INDEX FUND

Investment Objective: TO PROVIDE INVESTMENT RESULTS THAT CORRESPOND TO THE PERFORMANCE OF THE RUSSELL 2000 INDEX


First American Small Cap Index Fund Class Y shares returned 35.23% for the fiscal year (Class A shares returned 34.77% at net asset value for the same period). By comparison, the Fund's benchmark, the Russell 2000 Index* returned 36.50%.

The Fund generally holds positions very similar to those in the Russell 2000 Index. Like the index, which rebalances its holdings once a year, the Fund also rebalances its stocks during the same period to reflect the changes. Because the shift in names can cause 25% to 35% turnover in the index holdings, the Fund generally looks for opportunities to complete the rebalance with minimal extra expense and tax realization so that there will be minor impact on our ability to achieve Russell 2000 Index-like returns. When comparing index performance to Fund performance, please note that unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects. This is the primary reason that the Fund's performance is lower than the index.

Small firms, as ranked by market capitalizations of $50 million to $2 billion, significantly outperformed larger companies during the fiscal year ended September 30, 2003. We believe that during the prior 12 months, investors perceived that smaller companies, and especially technology firms among them, represented increasingly better opportunities to regain wealth at the conclusion of a bear market.

During the period, the Fund had approximately 18% of its weight in the information technology sector, which rebounded during the past 12 months. Likewise, healthcare firms, at about 12% of the Fund, contributed above-average gains, while the positive performance in telecommunication stocks had only slight impact on the portfolio, since most telecommunication stocks are those of large-cap firms. Small-cap financial firms were relatively weak performers. However, in this strong period, they still contributed positively.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                                                   SINCE INCEPTION(4)
                                                                                         -------------------------------------
                                                                               1 YEAR    12/30/1998    12/11/2000    9/24/2001
Class A NAV                                                                     34.77%         5.56%           --           --
------------------------------------------------------------------------------------------------------------------------------
Class A POP                                                                     27.33%         4.31%           --           --
------------------------------------------------------------------------------------------------------------------------------
Class B NAV                                                                     33.87%           --          1.20%          --
------------------------------------------------------------------------------------------------------------------------------
Class B POP                                                                     28.87%           --         -0.22%          --
------------------------------------------------------------------------------------------------------------------------------
Class C NAV                                                                     33.94%           --            --         9.74%
------------------------------------------------------------------------------------------------------------------------------
Class C POP                                                                     31.56%           --            --         9.17%
------------------------------------------------------------------------------------------------------------------------------
Class S                                                                         34.54%         5.44%           --           --
------------------------------------------------------------------------------------------------------------------------------
Class Y                                                                         35.23%         5.79%           --           --
------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index(3)                                                           36.50%         4.49%         1.71%       11.27%
------------------------------------------------------------------------------------------------------------------------------

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

                                                        CLASS A      CLASS Y
First American Small Cap Index Fund, Class A NAV        $12,930
First American Small Cap Index Fund, Class A POP        $12,221
First American Small Cap Index Fund, Class Y                         $13,065
Russell 2000 Index(3)                                   $11,822      $11,822

[CHART]

Class A

                                         10000.00       9451.80      10000.00
                                         10186.10       9627.66      11021.00
                                         12408.10      11727.90      12065.00
                                         10825.10      10231.70       9816.00
                                          9594.07       9068.12       8783.00
                                         12930.00      12221.00      11822.00

[CHART]

Class Y

                                         10000.00      10000.00
                                         10200.90      11021.00
                                         12438.70      12065.00
                                         10876.40       9816.00
                                          9660.65       8783.00
                                         13065.00      11822.00

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and an investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

    Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger companies, and they may be expected to do so in the future.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

    On September 24, 2001, the Small Cap Index Fund became the successor by merger to the Firstar Small Cap Index Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Small Cap Index Fund. The Firstar Small Cap Index Fund was organized on December 11, 2000, and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A share NAV performance due to similar expenses.

(3) An unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 81% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

REPORT OF INDEPENDENT AUDITORS

     To the Shareholders and Board of Directors
     First American Investment Funds, Inc.

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Equity Index, Mid Cap Index, and Small Cap Index Funds (certain funds constituting First American Investment Funds, Inc.) (the "Funds") as of September 30, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, except as noted below. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Small Cap Index and Mid Cap Index Funds for the periods presented through October 31, 2000, were audited by other auditors whose reports dated December 29, 2000 and January 21, 2000, expressed unqualified opinions on those financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights audited by us as referred to above, present fairly, in all material respects, the financial position of the funds listed above of the First American Investment Funds, Inc. at September 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the periods indicated herein in conformity with accounting principles generally accepted in the United States.

              /s/ Ernst & Young LLP


     Minneapolis, Minnesota
     November 7, 2003

SCHEDULE OF INVESTMENTS September 30, 2003

EQUITY INDEX FUND

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 13.3%
American Greetings, Cl A*                                   14,470   $         281
AutoNation*                                                 63,170           1,108
Autozone*                                                   19,624           1,757
Bed Bath & Beyond*                                          64,843           2,476
Best Buy*                                                   70,713           3,360
Big Lots*                                                   25,598             405
Black & Decker                                              17,039             691
Brunswick                                                   19,853             510
Carnival                                                   138,083           4,542
Centex                                                      13,542           1,055
Circuit City Stores                                         45,805             437
Clear Channel Communications                               132,455           5,073
Comcast, Cl A*                                             493,575          15,242
Cooper Tire & Rubber                                        15,289             243
Costco Wholesale*                                          100,250           3,116
Dana                                                        32,596             503
Darden Restaurants                                          36,139             687
Delphi Automotive Systems                                  122,883           1,112
Dillards, Cl A                                              18,202             254
Dollar General                                              73,155           1,463
Dow Jones & Company                                         17,862             846
Eastman Kodak                                               62,841           1,316
eBay*                                                      140,828           7,536
Family Dollar Stores                                        36,938           1,473
Federated Department Stores                                 40,655           1,703
Ford Motor                                                 401,796           4,327
Fortune Brands                                              31,855           1,808
Gannett                                                     58,584           4,544
Gap                                                        194,711           3,333
General Motors                                             122,980           5,034
Goodyear Tire & Rubber*                                     38,453             253
Harley-Davidson                                             66,382           3,200
Harrah's Entertainment                                      23,552             992
Hasbro                                                      38,097             712
Hilton Hotels                                               80,898           1,312
Home Depot                                                 504,076          16,055
International Game Technology                               75,680           2,130
Interpublic Group of Companies*                             85,841           1,212
J.C. Penney                                                 59,552           1,273
Johnson Controls                                            19,283           1,824
Jones Apparel Group                                         27,759             831
KB HOME                                                     10,313             615
Knight-Ridder                                               17,633           1,176
Kohl's*                                                     74,453           3,983
Leggett & Platt                                             42,197             913
Limited                                                    114,362           1,725
Liz Claiborne                                               23,054             785
Lowe's                                                     171,841           8,919
Marriott International, Cl A                                48,881           2,103
Mattel                                                      96,275           1,825
May Department Stores                                       61,940           1,526
Maytag                                                      17,062             426
McDonald's                                                 279,068           6,569
McGraw-Hill                                                 41,936           2,605
Meredith                                                    10,017             462
New York Times, Cl A                                        32,775           1,424
Newell Rubbermaid                                           60,178   $       1,304
Nike, Cl B                                                  57,839           3,518
Nordstrom                                                   28,678             711
Office Depot*                                               67,954             955
Omnicom Group                                               41,681           2,995
Pulte                                                       14,935           1,016
RadioShack                                                  36,313           1,032
Reebok International                                        12,723             425
Sears Roebuck and Company                                   66,466           2,907
Sherwin Williams                                            32,012             941
Snap-On Tools                                               12,798             354
Stanley Works                                               18,659             551
Staples*                                                   107,521           2,554
Starbucks*                                                  85,776           2,470
Starwood Hotels & Resorts Worldwide                         43,080           1,499
Target                                                     195,545           7,358
Tiffany & Company                                           31,841           1,189
Time Warner*                                               989,758          14,955
TJX                                                        111,964           2,174
Toys 'R' Us*                                                46,791             563
Tribune                                                     68,801           3,158
Tupperware                                                  12,530             168
Univision Communications, Cl A*                             70,413           2,248
V.F.                                                        23,558             917
Viacom, Cl B                                               384,958          14,744
Visteon                                                     25,007             165
Wal-Mart Stores                                            952,967          53,223
Walt Disney                                                443,863           8,953
Wendy's International                                       24,887             804
Whirlpool                                                   15,098           1,023
Yum! Brands*                                                63,964           1,895
                                                                     -------------
                                                                           277,854
                                                                     -------------
CONSUMER STAPLES - 8.3%
Alberto-Culver, Cl B                                        12,891             758
Albertson's                                                 80,472           1,655
Altria Group                                               445,121          19,496
Anheuser-Busch                                             179,140           8,839
Archer-Daniels-Midland                                     141,423           1,854
Avon Products                                               51,803           3,344
Campbell Soup                                               90,034           2,386
Clorox                                                      47,533           2,180
Coca-Cola                                                  539,051          23,158
Coca-Cola Enterprises                                       99,237           1,891
Colgate-Palmolive                                          118,002           6,595
ConAgra Foods                                              117,773           2,501
Coors Adolph                                                 7,976             429
CVS                                                         86,565           2,689
General Mills                                               79,795           3,756
Gillette                                                   223,750           7,156
H.J. Heinz                                                  77,130           2,644
Hershey Foods                                               28,647           2,082
Kellogg                                                     88,972           2,967
Kimberly-Clark                                             111,117           5,703
Kroger*                                                    164,798           2,945
McCormick                                                   30,590             839
Pepsi Bottling                                              58,873           1,212
PepsiCo                                                    378,470          17,345

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
Procter & Gamble                                           281,084   $      26,090
R J Reynolds Tobacco Holdings                               18,934             749
Safeway*                                                    96,805           2,221
Sara Lee                                                   170,444           3,129
SUPERVALU                                                   29,361             701
Sysco                                                      142,480           4,661
UST                                                         35,826           1,260
Walgreen                                                   224,782           6,887
Winn-Dixie Stores                                           30,883             298
Wrigley, William Jr.                                        49,363           2,730
                                                                     -------------
                                                                           173,150
                                                                     -------------
ENERGY - 5.5%
Amerada Hess                                                19,730             988
Anadarko Petroleum                                          54,724           2,285
Apache                                                      35,484           2,460
Ashland                                                     14,969             492
Baker Hughes                                                73,406           2,172
BJ Services*                                                34,713           1,186
Burlington Resources                                        44,022           2,122
ChevronTexaco                                              234,407          16,748
Conoco, Cl B                                               149,124           8,165
Devon Energy                                                50,861           2,451
EOG Resources                                               25,201           1,052
Exxon Mobil                                              1,448,392          53,011
Halliburton                                                 96,045           2,329
Kerr-McGee                                                  21,656             967
Marathon Oil                                                68,024           1,939
Nabors Industries*                                          32,120           1,197
Noble*                                                      29,313             996
Occidental Petroleum                                        83,514           2,942
Rowan*                                                      20,583             506
Schlumberger                                               127,764           6,184
Sunoco                                                      16,876             679
Transocean Sedco Forex*                                     70,162           1,403
Unocal                                                      56,664           1,786
                                                                     -------------
                                                                           114,060
                                                                     -------------
FINANCIALS - 20.1%
ACE                                                         61,030           2,019
AFLAC                                                      112,737           3,641
Allstate                                                   154,347           5,638
Ambac Financial Group                                       23,409           1,498
American Express                                           278,467          12,548
American International Group                               572,190          33,015
AmSouth Bancorp                                             76,916           1,632
Aon                                                         68,617           1,431
Apartment Investment & Management (REIT)                    19,128             753
Bank of America                                            327,808          25,582
Bank of New York                                           168,939           4,918
Bank One                                                   247,910           9,582
BB&T                                                       119,746           4,300
Bear Stearns                                                21,871           1,636
Capital One Financial                                       49,843           2,843
Charles Schwab                                             297,044           3,538
Charter One Financial                                       49,499           1,515
Chubb                                                       41,118           2,668
Cincinnati Financial                                        35,181           1,406
Citigroup                                                1,129,704          51,413
Comerica                                                    38,440   $       1,791
Countrywide Credit Industries                               29,825           2,335
Equity Office Properties Trust (REIT)                       81,407           2,241
Equity Residential Properties Trust (REIT)                  59,846           1,752
Fannie Mae                                                 213,582          14,993
Federal Home Loan Mortgage                                 152,587           7,988
Federated Investors, Cl B                                   23,820             660
Fifth Third Bancorp                                        124,965           6,932
First Tennessee National                                    27,595           1,172
FleetBoston Financial                                      227,463           6,858
Franklin Resources                                          55,045           2,434
Golden West Financial                                       34,622           3,099
Goldman Sachs Group                                        103,970           8,723
H & R Block                                                 39,403           1,700
Hartford Financial Services Group                           61,939           3,260
Huntington Bancshares                                       50,162             993
J. P. Morgan Chase                                         446,670          15,334
Janus Capital Group                                         52,481             733
Jefferson-Pilot                                             31,093           1,380
John Hancock Financial Services                             63,425           2,144
KeyCorp                                                     90,776           2,321
Lehman Brothers Holdings                                    53,057           3,665
Lincoln National                                            38,985           1,379
Loew's                                                      40,676           1,642
Marsh & McLennan                                           116,762           5,559
Marshall & Ilsley                                           49,857           1,571
MBIA                                                        31,789           1,747
MBNA                                                       280,223           6,389
Mellon Financial                                            94,446           2,847
Merrill Lynch                                              205,076          10,978
Metlife                                                    166,713           4,676
MGIC Investment                                             21,598           1,125
Moody's                                                     31,649           1,740
Morgan Stanley                                             238,553          12,037
National City                                              134,700           3,968
North Fork Bancorp                                          33,105           1,150
Northern Trust                                              48,426           2,055
Plum Creek Timber                                           38,606             982
PNC Financial Services                                      61,431           2,923
Principal Financial Group                                   70,990           2,200
Progressive                                                 47,650           3,293
Prologis                                                    39,350           1,190
Providian Financial*                                        63,639             750
Prudential Financial                                       119,690           4,472
Regions Financial                                           48,837           1,673
SAFECO                                                      30,375           1,071
Simon Property Group (REIT)                                 40,150           1,750
SLM                                                         97,100           3,783
SouthTrust                                                  74,031           2,176
St. Paul Companies                                          49,966           1,850
State Street                                                73,005           3,285
SunTrust Banks                                              61,734           3,727
Synovus Financial                                           66,109           1,652
T. Rowe Price Group                                         27,086           1,118
Torchmark                                                   25,047           1,018
Travelers Property Casualty, Cl B                          220,859           3,507
U.S. Bancorp (d)                                           412,184           9,888
Union Planters                                              42,628           1,349

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
UnumProvident                                               70,687   $       1,044
Wachovia                                                   288,820          11,896
Washington Mutual                                          202,496           7,972
Wells Fargo                                                368,358          18,970
XL Capital Limited, Cl A                                    29,959           2,320
Zions Bancorporation                                        19,680           1,099
                                                                     -------------
                                                                           419,905
                                                                     -------------
HEALTH CARE - 13.2%
Abbott Laboratories                                        342,708          14,582
Aetna                                                       33,747           2,060
Allergan                                                    28,636           2,255
AmerisourceBergen                                           24,544           1,327
Amgen*                                                     283,103          18,280
Anthem*                                                     30,406           2,169
Applera - Applied Biosystems Group                          45,828           1,022
Bard C.R.                                                   10,610             753
Bausch & Lomb                                               11,422             504
Baxter International                                       128,723           3,741
Becton, Dickinson & Company                                 55,693           2,012
Biogen*                                                     32,785           1,253
Biomet                                                      55,397           1,862
Boston Scientific*                                          90,282           5,760
Bristol-Myers Squibb                                       418,774          10,746
Cardinal Health                                             97,913           5,717
Chiron*                                                     40,860           2,112
Cigna                                                       30,758           1,373
Eli Lilly                                                  246,204          14,625
Express Scripts*                                            16,900           1,033
Forest Laboratories, Cl A*                                  80,043           4,118
Genzyme*                                                    48,707           2,253
Guidant                                                     66,414           3,111
HCA                                                        109,841           4,049
Health Management Associates, Cl A                          52,601           1,147
Humana*                                                     35,458             640
Johnson & Johnson                                          650,959          32,235
King Pharmaceuticals*                                       52,869             801
Manor Care                                                  19,538             586
McKesson HBOC                                               63,708           2,121
Medco Health Solutions*                                     59,313           1,538
MedImmune*                                                  54,798           1,809
Medtronic                                                  264,868          12,428
Merck                                                      491,033          24,856
Pfizer                                                   1,707,705          51,880
Quest Diagnostics*                                          23,068           1,399
Schering-Plough                                            322,233           4,911
St. Jude Medical*                                           37,674           2,026
Stryker                                                     43,679           3,289
Tenet Healthcare*                                          101,728           1,473
UnitedHealth Group                                         130,764           6,580
Watson Pharmaceuticals*                                     23,627             985
Wellpoint Health Networks*                                  32,195           2,482
Wyeth                                                      291,972          13,460
Zimmer Holdings*                                            49,776           2,743
                                                                     -------------
                                                                           276,106
                                                                     -------------
INDUSTRIALS - 10.8%
3M                                                         167,790          11,589
Allied Waste Industries*                                    44,885             485
American Power Conversion                                   43,261   $         741
American Standard*                                          15,849           1,335
Apollo Group, Cl A*                                         38,543           2,545
Automatic Data Processing                                  131,161           4,702
Avery Dennison                                              24,225           1,224
Boeing                                                     184,455           6,332
Burlington Northern Santa Fe                                80,008           2,310
Caterpillar                                                 75,677           5,210
Cendant*                                                   222,348           4,156
Cintas Group                                                37,386           1,377
Concord EFS*                                               106,763           1,459
Convergys*                                                  35,570             652
Cooper Industries                                           20,190             970
Crane                                                       12,732             298
CSX                                                         46,924           1,373
Cummins Engine                                               9,100             404
Danaher                                                     33,596           2,481
Deere & Company                                             52,505           2,799
Delta Air Lines                                             27,053             360
Donnelley RR & Sons                                         24,331             605
Dover                                                       44,432           1,572
Eaton                                                       16,473           1,460
Emerson Electric                                            92,341           4,862
Equifax                                                     30,777             685
FedEx                                                       65,471           4,218
Fluor                                                       17,911             669
General Dynamics                                            43,253           3,376
General Electric                                         2,197,371          65,504
Genuine Parts                                               36,138           1,156
Goodrich                                                    25,785             625
Grainger, W.W.                                              19,973             950
Honeywell International                                    188,632           4,970
Illinois Tool Works                                         67,523           4,474
IMS Health                                                  56,743           1,197
Ingersoll-Rand, Cl A                                        37,574           2,008
ITT Industries                                              20,256           1,212
Lockheed Martin                                             98,883           4,563
Masco                                                      103,086           2,524
Molex                                                       41,916           1,198
Monster Worldwide*                                          24,625             620
Navistar International*                                     14,992             559
Norfolk Southern                                            85,578           1,583
Northrop Grumman                                            38,182           3,292
Paccar                                                      25,568           1,910
Pall                                                        27,225             611
Parker Hannifin                                             25,913           1,158
Paychex                                                     82,635           2,804
Pitney Bowes                                                48,177           1,846
Power-One*                                                  18,220             187
Raytheon                                                    90,231           2,526
Robert Half International*                                  37,380             729
Rockwell Automation                                         40,536           1,064
Rockwell Collins                                            39,329             993
Ryder System                                                13,911             408
Sabre Group Holdings, Cl A                                  31,490             677
Southwest Airlines                                         171,716           3,039
Textron                                                     29,726           1,173
Thomas & Betts*                                             12,823             203

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
Tyco International                                         438,075   $       8,950
Union Pacific                                               54,066           3,145
United Parcel Service, Cl B                                243,681          15,547
United Technologies                                        102,823           7,946
Waste Management                                           124,050           3,246
Worthington Industries                                      17,319             218
                                                                     -------------
                                                                           225,064
                                                                     -------------
INFORMATION TECHNOLOGY - 16.5%
ADC Telecommunications*                                    176,367             411
Adobe Systems                                               51,157           2,008
Advanced Micro Devices*                                     76,096             845
Agilent Technologies*                                      103,367           2,285
Altera*                                                     83,872           1,585
Analog Devices*                                             80,123           3,046
Andrew*                                                     33,675             414
Apple Computer*                                             78,497           1,619
Applied Materials*                                         363,508           6,594
Applied Micro Circuits*                                     63,212             308
Autodesk                                                    22,781             388
Avaya*                                                      91,388             996
BMC Software*                                               50,094             698
Broadcom, Cl A*                                             65,050           1,732
Ciena*                                                     103,319             611
Cisco Systems*                                           1,539,379          30,079
Citrix Systems*                                             35,543             785
Computer Associates International                          126,712           3,308
Computer Sciences*                                          41,041           1,542
Compuware*                                                  83,936             450
Comverse Technology*                                        41,299             618
Corning*                                                   276,863           2,608
Dell*                                                      563,360          18,811
Deluxe                                                      12,649             508
Electronic Arts*                                            32,289           2,978
Electronic Data Systems                                    105,188           2,125
EMC*                                                       472,210           5,964
First Data                                                 162,351           6,488
Fiserv*                                                     42,456           1,538
Gateway*                                                    64,821             367
Hewlett-Packard                                            669,604          12,964
IBM                                                        379,469          33,518
Intel                                                    1,427,800          39,279
Intuit*                                                     45,013           2,171
Jabil Circuit*                                              43,617           1,136
JDS Uniphase*                                              313,669           1,129
KLA-Tencor*                                                 41,664           2,142
Lexmark International Group, Cl A*                          26,585           1,675
Linear Technology                                           67,199           2,406
LSI Logic*                                                  83,068             747
Lucent Technologies*                                       912,513           1,971
Maxim Integrated Products                                   69,708           2,753
Mercury Interactive*                                        18,052             820
Micron Technology*                                         133,761           1,795
Microsoft                                                2,371,762          65,911
Millipore*                                                  10,677             492
Motorola                                                   510,418           6,110
National Semiconductor*                                     40,309           1,302
NCR*                                                        20,738             657
Network Appliance*                                          74,985           1,539
Novell*                                                     81,449   $         434
Novellus Systems*                                           33,200           1,120
NVIDIA*                                                     34,891             555
Oracle Systems*                                          1,147,889          12,879
Parametric Technology*                                      49,999             156
PeopleSoft*                                                 79,845           1,452
PerkinElmer                                                 27,078             415
PMC-Sierra*                                                 37,381             493
QLogic*                                                     20,673             972
QUALCOMM                                                   174,077           7,249
Sanmina*                                                   111,882           1,085
Scientific-Atlanta                                          32,675           1,018
Siebel Systems*                                            108,355           1,053
Solectron*                                                 181,993           1,065
Sun Microsystems*                                          708,334           2,345
SunGard Data Systems*                                       62,591           1,647
Symantec*                                                   31,162           1,964
Symbol Technologies                                         47,263             565
Tektronix                                                   18,610             461
Tellabs*                                                    90,556             615
Teradyne*                                                   41,386             770
Texas Instruments                                          379,700           8,657
Thermo Electron*                                            35,595             772
Unisys*                                                     70,377             952
VERITAS Software*                                           93,372           2,932
Waters*                                                     26,609             730
Xerox*                                                     173,441           1,779
Xilinx*                                                     74,761           2,131
Yahoo!*                                                    134,223           4,749
                                                                     -------------
                                                                           343,241
                                                                     -------------
MATERIALS - 2.7%
Air Products and Chemicals                                  49,846           2,248
Alcoa                                                      185,564           4,854
Allegheny Technologies                                      14,676              96
Ball                                                        12,316             665
Bemis                                                       11,405             505
Boise Cascade                                               12,515             345
Brown-Forman, Cl B                                          14,268           1,129
Dow Chemical                                               201,430           6,555
E.I. du pont de Nemours                                    218,519           8,743
Eastman Chemical                                            16,717             560
Ecolab                                                      56,966           1,438
Engelhard                                                   27,473             760
Freeport-McMoran Copper & Gold, Cl B                        36,931           1,222
Georgia-Pacific                                             55,646           1,349
Great Lakes Chemical                                        10,789             217
Hercules*                                                   24,318             276
International Flavors & Fragrances                          20,659             683
International Paper                                        105,170           4,104
Louisiana Pacific*                                          22,945             316
MeadWestvaco                                                43,950           1,121
Monsanto                                                    57,433           1,375
Newmont Mining                                              88,363           3,454
Nucor                                                       17,150             787
Pactiv*                                                     34,539             700
Phelps Dodge*                                               19,526             914
PPG Industries                                              36,437           1,903
Praxair                                                     35,740           2,214

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
Rohm & Haas                                                 48,773   $       1,631
Sealed Air*                                                 18,616             879
Sigma-Aldrich                                               15,523             806
Temple-Inland                                               11,879             577
USX-U.S. Steel Group                                        22,654             416
Vulcan Materials                                            22,282             889
Weyerhaeuser                                                48,068           2,810
                                                                     -------------
                                                                            56,541
                                                                     -------------
TELECOMMUNICATION SERVICES - 3.3%
ALLTEL                                                      65,652           3,042
AT&T                                                       172,842           3,725
AT&T Wireless Services*                                    591,815           4,841
BellSouth                                                  405,174           9,595
CenturyTel                                                  31,563           1,070
Citizens Communications*                                    62,361             699
Nextel Communications, Cl A*                               227,113           4,472
Qwest Communications International*                        371,828           1,264
SBC Communications                                         728,936          16,219
Sprint                                                     198,084           2,991
Sprint PCS Group*                                          226,885           1,300
Verizon Communications                                     604,517          19,611
                                                                     -------------
                                                                            68,829
                                                                     -------------
UTILITIES - 2.9%
AES*                                                       135,924           1,009
Allegheny Energy*                                           27,570             252
Ameren                                                      34,613           1,485
American Electric Power                                     86,631           2,599
Calpine*                                                    84,013             411
Centerpoint Energy                                          67,063             615
Cinergy                                                     37,804           1,387
CMS Energy*                                                 31,599             233
Consolidated Edison                                         49,335           2,011
Constellation Energy                                        36,608           1,310
Dominion Resources                                          70,923           4,390
DTE Energy                                                  36,900           1,361
Duke Energy                                                198,357           3,533
Dynegy*                                                     82,166             296
Edison International*                                       71,457           1,365
El Paso                                                    131,707             961
Entergy                                                     49,993           2,707
Exelon                                                      71,467           4,538
FirstEnergy                                                 71,418           2,278
FPL Group                                                   39,890           2,521
KeySpan                                                     34,766           1,220
Kinder Morgan                                               27,036           1,460
NICOR                                                       10,118             356
NiSource                                                    57,637           1,152
People's Energy                                              7,880             326
PG&E*                                                       90,374           2,160
Pinnacle West                                               20,022             711
PPL                                                         38,754           1,587
Progress Energy                                             51,701           2,299
Progress Energy-CVO (C)                                      8,576               1
Public Service Enterprises                                  49,651           2,085
Sempra Energy                                               45,775           1,344
Southern                                                   159,782           4,685
TECO Energy                                                 41,162             569
TXU                                                         70,622           1,664

DESCRIPTION                                       SHARES/PAR (000)     VALUE (000)
----------------------------------------------------------------------------------
Williams                                                   113,602   $       1,070
Xcel Energy                                                 82,070           1,270
                                                                     -------------
                                                                            59,221
                                                                     -------------
TOTAL COMMON STOCKS
   (Cost $1,751,680)                                                     2,013,971
                                                                     -------------
SHORT-TERM INVESTMENTS - 3.9%
U.S. TREASURY OBLIGATION - 0.5%
United States Treasury Bill (b)
   0.970%, 03/11/04                                  $      10,800          10,753
                                                                     -------------
TOTAL U.S. TREASURY OBLIGATION                                              10,753
                                                                     -------------
RELATED PARTY MONEY MARKET FUND - 3.4%
First American Prime Obligations Fund, Cl Z (a)(d)      71,467,566          71,468
                                                                     -------------
TOTAL RELATED PARTY MONEY MARKET FUND                                       71,468
                                                                     -------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $82,220)                                                           82,221
                                                                     -------------
INVESTMENTS PURCHASED WITH PROCEEDS FROM
  SECURITIES LENDING - 35.2%
COMMERCIAL PAPER - 3.7%
Bluegrass
   1.190%, 05/18/04                                          2,843           2,843
CS First Boston
   1.415%, 10/01/03                                         11,371          11,371
Danske Bank
   1.508%, 12/22/03                                         11,371          11,371
Independent IV
   1.216%, 04/15/04                                          7,392           7,392
K2 USA
   1.020%, 12/01/03                                          5,675           5,675
Leafs
   1.339%, 04/20/04                                          7,846           7,846
Mitten Mortgage
   1.130%, 10/08/03                                          7,958           7,958
Mortgage Interest Network
   1.110%, 10/15/03                                          2,842           2,842
   1.130%, 12/02/03                                          5,675           5,675
Orchard Park
   1.245%, 04/06/04                                          1,137           1,137
   1.220%, 07/06/04                                         12,616          12,616
                                                                     -------------
TOTAL COMMERCIAL PAPER                                                      76,726
                                                                     -------------
CORPORATE OBLIGATIONS - 8.0%
Allstate Life Global
   1.092%, 08/16/04                                         11,371          11,371
Bank of Scotland
   1.100%, 03/05/04                                          5,686           5,686
Castle Hill III
   1.176%, 09/16/04                                          3,412           3,412
Deutsche Bank
   1.430%, 12/31/03                                          4,549           4,549
   1.340%, 03/22/04                                          5,686           5,686
General Electric Capital Corporation
   1.150%, 07/09/07                                          5,687           5,687
Halogen Fund
   1.150%, 10/03/03                                         23,651          23,651
Lloyd's Bank
   1.100%, 03/05/04                                         11,371          11,371
Metlife Global Funding
   1.130%, 09/15/04                                          6,821           6,821
   1.147%, 04/28/08                                          4,776           4,776

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                       SHARES/PAR (000)     VALUE (000)
----------------------------------------------------------------------------------
Monet Trust
   1.210%, 12/28/03                                  $      11,371   $      11,371
Residential Mortgage Securities
   1.140%, 09/11/04                                          8,529           8,529
Sigma Finance
   1.268%, 08/09/04                                         11,370          11,370
SMM Trust 2002-M
   1.140%, 09/23/04                                         19,047          19,047
Svenska Handlsbankn
   1.100%, 03/03/04                                         11,371          11,371
   1.100%, 03/15/04                                          2,047           2,047
Wells Fargo Bank
   1.050%, 10/17/03                                         11,371          11,371
   1.060%, 10/31/03                                          7,960           7,960
                                                                     -------------
TOTAL CORPORATE OBLIGATIONS                                                166,076
                                                                     -------------
MONEY MARKET FUNDS - 0.1%
AIM Short Term Liquid Asset Portfolio                      454,857             455
Merrill Lynch Premier Institutional Fund                 1,490,055           1,490
                                                                     -------------
TOTAL MONEY MARKET FUNDS                                                     1,945
                                                                     -------------
OTHER SHORT-TERM INVESTMENTS - 3.0%
Commonwealth Life
   1.430%, 11/01/03                                          5,741           5,741
General Electric Capital Assurance
   1.370%, 12/19/03                                          2,274           2,274
Liquid Funding
   1.130%, 8/23/04                                           5,684           5,684
   1.130%, 9/14/04                                           5,685           5,685
Premium Asset Trust 02-7
   0.110%, 06/01/04                                         16,943          16,943
Security Life Denver
   1.381%, 01/13/04                                         14,783          14,783
   1.490%, 03/15/04                                         11,371          11,371
                                                                     -------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                          62,481
                                                                     -------------
REPURCHASE AGREEMENTS - 20.4%
Bear Stearns
   1.240%, dated 9/30/03, matures
   10/1/03, repurchase price $22,754,592
   (collateralized by Various Securities: Total
   Market Value $23,208,132)                                22,743          22,743
CS First Boston
   1.140%, dated 9/30/03,
   matures 10/1/03, repurchase price
   $28,429,452 (collateralized by
   U.S. Government Securities:
   Total Market Value $28,997,390)                          28,429          28,429
CS First Boston
   1.140%, dated 9/30/03, matures
   10/1/03, repurchase price $3,525,252
   (collateralized by U.S. Government
   Securities: Total Market Value $3,595,689)                3,525           3,525
CS First Boston
   1.248%, dated 9/30/03, matures
   10/1/03, repurchase price $9,097,452
   (collateralized by Collateralized
   Mortgage Obligation: Total Market
   Value $9,552,283)                                         9,097           9,097
Deutsche Bank
   1.080%, dated 9/30/03, matures
   10/1/03, repurchase price $5,685,881
   (collateralized by U.S. Government
   Securities: Total Market Value
   $5,799,425)                                               5,686           5,686

DESCRIPTION                                              PAR (000)     VALUE (000)
----------------------------------------------------------------------------------
Deutsche Bank
   1.080%, dated 9/30/03, matures
   10/1/03, repurchase price
   $22,743,524 (collateralized by
   U.S. Government Securities: Total
   Market Value $23,197,698)                         $      22,743   $      22,743
Deutsche Bank
   1.248%, dated 9/30/03, matures
   10/1/03, repurchase price
   $45,487,259 (collateralized by
   Corporate Securities: Total Market
   Value $47,759,967)                                       45,486          45,486
Goldman Sachs
   1.268%, dated 9/30/03, matures
   10/1/03, repurchase price
   $17,057,732 (collateralized by
   Corporate Securities: Total Market
   Value $17,906,293)                                       17,057          17,057
Goldman Sachs
   1.330%, dated 9/30/03, matures
   10/1/03, repurchase price
   $11,371,841 (collateralized by
   Various Securities: Total Market
   Value $11,723,139)                                       11,371          11,371
Goldman Sachs
   1.380%, dated 9/30/03, matures
   10/1/03, repurchase price $5,685,928
   (collateralized by Various Securities: Total
   Market Value $5,801,843)                                  5,686           5,686
Lehman Brothers
   1.120%, dated 9/30/03, matures
   10/1/03, repurchase price
   $31,272,380 (collateralized by
   U.S. Government Securities: Total
   Market Value $31,896,925)                                31,271          31,271
Lehman Brothers
   1.130%, dated 9/30/03, matures
   10/1/03, repurchase price
   $11,371,778 (collateralized by
   U.S. Government Securities: Total
   Market Value $11,599,263)                                11,371          11,371
Lehman Brothers
   1.388%, dated 9/30/03, matures
   10/1/03, repurchase price $22,743,718
   (collateralized by Various Securities: Total
   Market Value $23,046,079)                                22,743          22,743
Lehman Brothers
   1.150%, dated 9/30/03, matures
   10/1/03, repurchase price $6,481,917
   (collateralized by
   Mortgage Obligations: Total Market
   Value $6,857,728)                                         6,482           6,482
Merrill Lynch
   1.110%, dated 9/30/03, matures
   10/1/03, repurchase price $34,115,313
   (collateralized by U.S. Government
   Securities: Total Market Value
   $34,797,016)                                             34,114          34,114
Merrill Lynch
   1.110%, dated 9/30/03, matures
   10/1/03, repurchase price $1,026,666
   (collateralized by U.S. Government
   Securities: Total Market Value
   $1,047,565.75)                                            1,027           1,027

DESCRIPTION                                              PAR (000)     VALUE (000)
----------------------------------------------------------------------------------
Merrill Lynch
   1.110%, dated 9/30/03, matures
   10/1/03, repurchase price $2,842,943
   (collateralized by U.S. Government
   Securities: Total Market Value
   $2,899,876.25)                                    $       2,843   $       2,843
Merrill Lynch
   1.110%, dated 9/30/03, matures
   10/1/03, repurchase price $6,823,063
   (collateralized by U.S. Government
   Securities: Total Market Value
   $6,959,649.68)                                            6,823           6,823
Merrill Lynch
   1.110%, dated 9/30/03, matures
   10/1/03, repurchase price
   $22,743,542.58 (collateralized by
   U.S. Government Securities: Total
   Market Value $23,198,017)                                22,743          22,743
Merrill Lynch
   1.110%, dated 9/30/03, matures
   10/1/03, repurchase price $28,429,428
   (collateralized by U.S. Government
   Securities: Total Market Value
   $28,997,404)                                             28,429          28,429
Merrill Lynch
   1.130%, dated 9/30/03, matures
   10/1/03, repurchase price $22,743,555
   (collateralized by Asset-Backed and
   U.S. Government Securities: Total
   Market Value $23,198,476)                                22,743          22,743
Merrill Lynch
   1.308%, dated 9/30/03, matures
   10/1/03, repurchase price $22,743,667
   (collateralized by Corporate Securities:
   Total Market Value $23,880,029)                          22,743          22,743
Morgan Stanley
   1.258%, dated 9/30/03, matures
   10/1/03, repurchase price $6,027,063
   (collateralized by Asset-Backed
   Securities: Total Market Value
   $6,328,196)                                               6,027           6,027
Morgan Stanley
   1.258%, dated 9/30/03, matures
   10/1/03, repurchase price $35,366,354
   (collateralized by
   Mortgage Obligations and
   Asset-Backed Securities: Total Market
   Value $37,141,522)                                       35,365          35,365
                                                                     -------------
TOTAL REPURCHASE AGREEMENTS                                                426,547
                                                                     -------------
TOTAL INVESTMENTS PURCHASED WITH
   PROCEEDS FROM SECURITIES LENDING
   (Cost $733,775)                                                         733,775
                                                                     -------------
TOTAL INVESTMENTS - 135.7%
   (Cost $2,567,676)                                                     2,829,967
                                                                     -------------
OTHER ASSETS AND LIABILITIES, NET - (35.7)%                               (743,969)
                                                                     -------------
TOTAL NET ASSETS - 100.0%                                            $   2,085,998
                                                                     -------------

*      Non-income producing security

(a) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

(b) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 7 in Notes to Financial Statements.

(c) Security is fair valued. As of September 30, 2003, the market value of this investment is $1,372 or 0.00% of total net assets. See note 2 in Notes to Financial Statements.

(d) Investments in affiliated securities. As of September 30, 2003, the market value of these investments is $81,355,860 or 3.90% of total net assets. See note 4 in Notes to Financial Statements.

Cl -   Class

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

MID CAP INDEX FUND

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 16.6%
99 Cents Only Stores*                                       20,446   $         661
Abercrombie & Fitch*                                        28,002             776
American Eagle Outfitters*                                  20,384             303
Applebee's International                                    15,910             501
ArvinMeritor                                                19,643             350
Barnes & Noble*                                             18,548             471
Belo, Cl A                                                  32,574             790
BJ's Wholesale Club*                                        19,883             385
Blyth                                                       14,934             403
Bob Evans Farms                                              9,938             265
Borders Group*                                              20,940             396
BorgWarner                                                   7,744             525
Brinker International*                                      27,848             929
Callaway Golf                                               19,268             275
CarMax*                                                     29,669             969
Catalina Marketing, Cl C*                                   15,319             233
CBRL Group                                                  13,981             496
Cheesecake Factory*                                         14,840             537
Chico's FAS*                                                24,780             759
Claire's Stores                                             14,017             469
Coach*                                                      26,050           1,422
D.R. Horton                                                 44,584           1,458
Dollar Tree Stores*                                         32,794           1,099
Emmis Communications, Cl A*                                 15,594             315
Entercom Communications*                                    14,531             651
Extended Stay America*                                      27,446             410
Federal Signal                                              13,238             197
Furniture Brands International*                             15,984             385
Gentex                                                      21,909             763
GTECH Holdings                                              15,076             646
Harte-Hanks                                                 25,453             469
Hovnanian Enterprises, Cl A*                                 8,590             553
International Speedway, Cl A                                14,540             638
Kelly Services, Cl A                                        10,206             255
Krispy Kreme Doughnuts*                                     16,697             643
Lancaster Colony                                             9,095             362
Lear*                                                       19,260           1,014
Lee Enterprises                                             13,159             509
Lennar                                                      21,121           1,643
Macrovision*                                                13,978             258
Mandalay Resort Group                                       18,058             715
Media General, Cl A                                          6,713             410
Michaels Stores                                             19,105             779
Modine Manufacturing                                         9,801             233
Mohawk Industries*                                          19,026           1,357
Neiman Marcus Group*                                        13,593             567
O'Reilly Automotive*                                        15,470             569
Outback Steakhouse                                          21,484             814
Park Place Entertainment*                                   86,600             780
Payless ShoeSource*                                         19,518             253
PETsMART                                                    40,578             921
Pier 1 Imports                                              24,554             472
Reader's Digest Association, Cl A                           34,218             479
Rent-A-Center*                                              23,540             760
Ross Stores                                                 21,960           1,018
Ruby Tuesday                                                18,500             446
Saks*                                                       40,651   $         469
Scholastic*                                                 11,237             324
Six Flags*                                                  27,104             143
Sotheby's Holdings, Cl A*                                   16,836             182
Superior Industries                                          7,644             310
Timberland, Cl A*                                           10,207             435
Toll Brothers*                                              22,669             690
Unifi*                                                      16,285              78
United Rentals*                                             22,066             355
Univision Communications, Cl A*                             26,564             848
Washington Post, Cl B                                        2,554           1,698
Westwood One*                                               29,013             876
Williams-Sonoma*                                            33,351             900
                                                                     -------------
                                                                            42,064
                                                                     -------------
CONSUMER STAPLES - 3.9%
Church and Dwight                                           11,370             398
Constellation Brands, CI A*                                 28,356             865
Dean Foods*                                                 44,389           1,377
Dial                                                        26,095             562
Hormel Foods                                                38,257             879
Interstate Bakeries                                         12,851             193
JM Smucker                                                  14,327             604
Longs Drug Stores                                           10,176             205
PepsiAmericas                                               41,318             599
Ruddick                                                     13,084             203
Sensient Technologies                                       13,446             282
Smithfield Foods*                                           31,289             601
Tootsie Roll Industries                                     14,754             457
Tyson Foods, Cl A                                          100,503           1,420
Universal                                                    8,004             337
Whole Foods Market*                                         17,044             940
                                                                     -------------
                                                                             9,922
                                                                     -------------
ENERGY - 7.4%
Cooper Cameron*                                             15,710             726
Cross Timbers Realty                                           371               8
ENSCO International                                         42,971           1,152
Equitable Resources                                         17,077             702
FMC Technologies*                                           18,914             405
Forest Oil*                                                 13,874             332
Grant Prideco*                                              34,821             355
Hanover Compressor*                                         20,887             207
Helmerich & Payne                                           13,233             346
Murphy Oil                                                  24,600           1,445
National-Oilwell*                                           24,358             442
Noble Energy                                                18,030             691
Patterson-UTI Energy*                                       23,203             628
Peabody Energy                                              15,339             481
Pepco Holdings                                              49,008             847
Pioneer Natural Resources*                                  33,790             860
Pogo Producing                                              20,368             922
Pride International*                                        38,749             657
Smith International*                                        28,704           1,033
Tidewater                                                   16,548             468
Valero Energy                                               32,453           1,242
Varco International*                                        27,944             473
Weatherford International*                                  37,650           1,422
Westar Energy                                               19,784             365

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
Western Gas Resources                                        9,520   $         362
Wisconsin Energy                                            33,589           1,027
XTO Energy                                                  52,689           1,106
                                                                     -------------
                                                                            18,704
                                                                     -------------
FINANCIALS - 19.1%
Allmerica Financial*                                        15,212             362
AMB Property                                                23,426             722
American Financial Group                                    19,976             434
AmeriCredit*                                                44,815             462
Amerus Group                                                11,210             381
Arthur J. Gallagher                                         25,241             714
Associated Banc-Corp                                        21,097             797
Astoria Financial                                           23,025             711
Bank of Hawaii                                              16,072             540
Banknorth Group                                             46,227           1,305
Brown & Brown                                               19,610             604
City National                                               13,908             709
Colonial BancGroup                                          35,652             515
Commerce Bancorp                                            21,482           1,029
Compass Bancshares                                          35,960           1,243
Cullen/Frost Bankers                                        14,760             550
Dime Bancorp*                                               23,400               4
E*TRADE Group*                                             103,898             962
Eaton Vance                                                 19,830             664
Edwards A.G                                                 21,921             842
Everest Re Group                                            15,903           1,195
Fidelity National Financial                                 38,618           1,161
First American                                              22,253             554
FirstMerit                                                  24,226             599
Greater Bay Bancorp                                         14,921             310
GreenPoint Financial                                        39,379           1,176
HCC Insurance Holdings                                      18,265             531
Hibernia, Cl A                                              44,754             907
Horace Mann Educators                                       11,703             170
Hospitality Properties Trust (REIT)                         16,655             584
Independence Community Bank                                 15,676             548
IndyMac Bancorp                                             17,212             399
Investors Financial Services                                18,678             586
LaBranche                                                   17,075             249
Legg Mason                                                  18,561           1,340
Leucadia National                                           16,571             627
Liberty Property Trust (REIT)                               22,730             841
M & T Bank                                                  32,468           2,834
Mack-Cali Realty (REIT)                                     15,770             618
Mercantile Bankshares                                       22,785             911
MONY Group                                                  12,716             414
National Commerce Financial                                 58,662           1,460
Neuberger Berman                                            20,082             841
New Plan Excel Realty Trust (REIT)                          25,818             602
New York Community Bancorp                                  39,688           1,251
Ohio Casualty*                                              18,829             273
Old Republic International                                  33,945           1,123
PMI Group                                                   25,484             860
Protective Life                                             19,761             590
Provident Financial Group                                   17,609             492
Radian Group                                                26,833           1,191
Roslyn Bancorp                                              21,940             515
SEI Investments                                             30,087             978
Silicon Valley Bancshares*                                  10,612   $         293
Sovereign Bancorp                                           83,772           1,554
Stancorp Financial Group                                     8,348             480
TCF Financial                                               20,502             983
United Dominion Realty Trust (REIT)                         34,430             630
Unitrin                                                     18,044             550
W.R. Berkley                                                23,845             817
Waddell & Reed Financial                                    22,471             530
Washington Federal                                          19,990             504
Webster Financial                                           15,063             601
Westamerica Bancorporation                                   9,229             410
Wilmington Trust                                            17,969             553
                                                                     -------------
                                                                            48,185
                                                                     -------------
HEALTH CARE - 12.9%
AdvancePCS*                                                 26,389           1,203
Apogent Technologies*                                       28,359             592
Apria Healthcare Group*                                     15,708             430
Barr Laboratories*                                          19,156           1,307
Beckman Coulter                                             17,483             796
Charles River Laboratories International*                   14,104             433
Community Health Systems*                                   28,510             619
Covance*                                                    17,654             395
Coventry Health Care*                                       17,175             906
Cytyc*                                                      31,450             473
DENTSPLY International                                      22,199             995
Edwards Lifesciences*                                       16,801             455
First Health Group*                                         27,203             711
Gilead Sciences*                                            57,739           3,229
Health Net*                                                 33,324           1,055
Henry Schein*                                               12,472             707
Hillenbrand Industries                                      16,897             953
ICN Pharmaceuticals                                         22,946             394
IDEC Pharmaceuticals*                                       44,577           1,478
IVAX*                                                       56,114           1,100
Lifepoint Hospitals*                                        11,124             268
Lincare Holdings*                                           28,636           1,049
Millennium Pharmaceuticals*                                 85,658           1,318
Mylan Laboratories                                          50,257           1,942
Omnicare                                                    29,064           1,048
Oxford Health Plans*                                        23,794             983
PacifiCare Health Systems*                                  10,770             526
Patterson Dental*                                           19,546           1,125
Perrigo                                                     17,877             228
Pharmaceutical Resources*                                    9,700             662
Protein Design Labs*                                        26,858             372
Sepracor*                                                   24,295             669
SICOR*                                                      34,114             658
STERIS*                                                     19,873             457
Triad Hospitals*                                            23,654             716
Universal Health Services*                                  16,610             821
Varian Medical Systems*                                     19,583           1,126
Vertex Pharmaceuticals*                                     22,081             272
VISX*                                                       14,492             276
                                                                     -------------
                                                                            32,747
                                                                     -------------

INDUSTRIALS - 13.4%
ABX Air*                                                    13,251              33
AGCO*                                                       23,086             396

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
Alaska Air Group*                                            7,651   $         213
Alexander & Baldwin                                         10,866             305
AMETEK                                                       9,490             407
Banta                                                        7,363             265
Bisys Group*                                                34,362             452
Brinks                                                      15,562             270
C. H. Robinson Worldwide                                    24,159             899
Career Education*                                           28,436           1,288
Carlisle Companies                                          11,109             485
Ceridian*                                                   42,487             791
Certegy                                                     18,987             610
CheckFree*                                                  22,718             454
ChoicePoint*                                                24,530             822
CNF                                                         14,226             456
Copart*                                                     28,157             304
Corinthian Colleges*                                        12,560             718
CSG Systems International*                                  15,001             222
DeVry*                                                      20,172             477
Donaldson                                                   12,224             659
DST Systems*                                                33,173           1,247
Dun & Bradstreet*                                           21,172             879
Dycom Industries*                                           13,733             280
Education Management*                                       10,225             590
EGL*                                                        13,541             246
Energizer Holdings*                                         24,244             891
Expeditors International of Washington                      30,017           1,033
Fastenal                                                    20,748             784
Flowserve*                                                  15,846             322
GATX                                                        13,419             284
Graco                                                       13,130             493
Granite Construction                                        12,363             231
Harsco                                                      10,714             412
HON Industries                                              16,600             614
Hubbell, Cl B                                               18,447             673
IMC Global                                                  33,021             212
J.B. Hunt Transport Services*                               22,698             591
Jacobs Engineering Group*                                   15,906             717
Jetblue Airways*                                            19,160           1,168
Kennametal                                                  10,153             380
Korn Ferry International*                                   15,715             130
L-3 Communications Holdings*                                27,639           1,195
Manpower                                                    22,294             827
Miller Herman                                               20,894             476
MPS Group*                                                  30,615             276
Nordson                                                      9,219             239
Overseas Shipholding Group                                   9,115             236
Pentair                                                     14,153             564
Precision Castparts                                         14,135             496
Quanta Services*                                            33,444             277
Republic Services                                           45,485           1,030
Rollins                                                     12,936             231
Sequa*                                                       2,804             120
SPX*                                                        21,964             995
Stericycle*                                                 12,030             567
Swift Transportation*                                       23,923             543
Sylvan Learning Systems*                                    12,364             337
Tecumseh Products, Cl A                                      3,921             146
Teleflex                                                    11,347             493
Trinity Industries                                          13,208             341
Valassis Communications*                                    14,917   $         394
Viad                                                        25,339             605
Werner Enterprises                                          18,328             420
York International                                          11,398             394
                                                                     -------------
                                                                            33,905
                                                                     -------------
INFORMATION TECHNOLOGY - 13.9%
3Com*                                                      105,614             623
Activision*                                                 27,137             324
Acxiom*                                                     24,480             386
ADTRAN*                                                     11,073             677
Advanced Fiber Communications*                              24,573             515
Advent Software*                                             8,657             139
Affiliated Computer Services, Cl A*                         38,105           1,855
Arrow Electronics*                                          28,910             532
Ascential Software*                                         16,940             314
Atmel*                                                     134,447             539
Avnet*                                                      34,273             566
Avocent*                                                    13,294             403
C D W                                                       23,690           1,368
Cabot Microelectronics*                                      7,050             393
Cadence Design Systems*                                     77,856           1,043
CommScope*                                                  15,666             189
Credence Systems*                                           18,095             208
Cree*                                                       21,023             389
Cypress Semiconductor*                                      34,454             609
Diebold                                                     19,202             973
Fair Isaac                                                  13,820             815
Fairchild Semiconductor International, Cl A*                33,648             558
Gartner Group, Cl B*                                        23,020             251
Harris                                                      18,696             669
Imation                                                     10,185             333
Integrated Circuit Systems*                                 19,960             600
Integrated Device Technology*                               29,857             371
International Rectifier*                                    18,403             689
Internet Security Systems*                                  14,264             178
Intersil, Cl A                                              39,635             943
Investment Technology Group*                                13,558             260
Jack Henry & Associates                                     25,202             438
Keane*                                                      18,854             241
KEMET*                                                      24,776             316
Lam Research*                                               36,364             805
Lattice Semiconductor*                                      32,259             229
Legato Systems*                                             33,775             379
LTX*                                                        14,205             160
Macromedia*                                                 17,949             444
McDATA, Cl A*                                               32,834             393
Mentor Graphics*                                            19,741             346
Micrel*                                                     26,485             323
Microchip Technology                                        58,759           1,407
National Instruments                                        14,080             567
Network Associates*                                         46,003             633
Newport*                                                    11,299             159
Overture Services*                                          18,382             487
Plantronics*                                                11,934             285
Plexus*                                                     11,175             174
Polycom*                                                    28,351             471
Powerwave Technologies*                                     17,449             116
Quantum*                                                    50,764             156
Retek*                                                      15,468             104

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
Reynolds & Reynolds, Cl A                                   19,513   $         538
RF Micro Devices*                                           52,861             491
RSA Security*                                               16,020             229
SanDisk*                                                    20,020           1,276
Semtech*                                                    21,040             388
Silicon Laboratories*                                       14,130             635
Storage Technology*                                         31,419             758
Sybase*                                                     27,179             462
Synopsys*                                                   44,536           1,370
Tech Data*                                                  15,496             478
Titan*                                                      23,029             480
Transaction Systems Architects, Cl A*                       10,221             170
TriQuint Semiconductor*                                     38,474             215
Varian*                                                      9,262             290
Vishay Intertechnology*                                     45,787             802
Wind River Systems*                                         26,370             150
                                                                     -------------
                                                                            35,077
                                                                     -------------
MATERIALS - 3.6%
Airgas                                                      21,042             375
Albemarle                                                   11,823             325
Arch Coal                                                   13,704             304
Bandag                                                       5,065             171
Bowater                                                     15,885             668
Cabot                                                       17,694             504
Carpenter Technology                                         5,162             111
Crompton                                                    31,891             185
Cytec Industries*                                           11,193             409
Ferro                                                       11,690             250
FMC*                                                        10,124             255
Glatfelter                                                  11,952             141
Longview Fibre*                                             13,505             132
Lubrizol                                                    14,269             463
Lyondell Chemical                                           46,420             593
Martin Marietta Materials                                   14,028             511
Minerals Technologies                                        5,773             294
Olin                                                        15,885             251
Packaging Corporation of America*                           29,900             581
Potlatch                                                     8,228             245
Rayonier                                                    11,896             483
RPM                                                         33,152             433
Sonoco Products                                             26,437             580
Valspar                                                     14,474             675
Wausau-Mosinee Paper                                        14,480             177
                                                                     -------------
                                                                             9,116
                                                                     -------------
TELECOMMUNICATION SERVICES - 0.6%
Cincinnati Bell*                                            70,023             356
Price Communications*                                       15,549             193
Telephone & Data Systems                                    15,567             880
                                                                     -------------
                                                                             1,429
                                                                     -------------
UTILITIES - 5.4%
AGL Resources                                               18,277             515
ALLETE                                                      23,547             645
Alliant Energy                                              31,655             696
Aquila*                                                     55,955             189
Black Hills                                                  8,767             271
DPL                                                         36,273             622
Duquesne Light Holdings                                     21,520             332

DESCRIPTION                                       SHARES/PAR (000)     VALUE (000)
----------------------------------------------------------------------------------
Energy East                                                 41,812   $         938
Great Plains Energy                                         18,923             574
Hawaiian Electric Industries                                 9,684             422
IDACORP                                                     10,442             266
MDU Resources Group                                         21,649             731
National Fuel Gas                                           23,323             533
Northeast Utilities                                         38,140             683
NSTAR                                                       14,191             674
OGE Energy                                                  21,421             484
Oneok                                                       21,379             431
Philadelphia Suburban                                       21,380             515
PNM Resources                                               11,403             320
Puget Energy                                                26,967             605
Questar                                                     23,764             732
SCANA                                                       31,808           1,089
Sierra Pacific Resources*                                   33,604             163
Vectren                                                     21,400             505
WGL Holdings                                                13,942             385
WPS Resources                                                9,317             384
                                                                     -------------
                                                                            13,704
                                                                     -------------
TOTAL COMMON STOCKS
   (Cost $248,929)                                                         244,853
                                                                     -------------
SHORT-TERM INVESTMENTS - 4.2%
U.S. TREASURY OBLIGATION - 0.4%
United States Treasury Bill (b)
   0.970%, 03/11/04                                  $       1,000             995
                                                                     -------------
TOTAL U.S. TREASURY OBLIGATION                                                 995
                                                                     -------------
RELATED PARTY MONEY MARKET FUND - 3.8%
First American Prime Obligations Fund, Cl Z (a)          9,530,707           9,531
                                                                     -------------
TOTAL RELATED PARTY MONEY MARKET FUND                                        9,531
                                                                     -------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $10,526)                                                           10,526
                                                                     -------------
INVESTMENTS PURCHASED WITH PROCEEDS FROM
   SECURITIES LENDING - 34.9%
COMMERCIAL PAPER - 3.6%
Bluegrass
   1.190%, 05/18/04                                            342             342
CS First Boston
   1.415%, 10/01/03                                          1,369           1,369
Danske Bank
   1.508%, 12/22/03                                          1,369           1,369
Independent IV
   1.216%, 04/15/04                                            890             890
K2 USA
   1.020%, 12/01/03                                            683             683
Leafs
   1.339%, 04/20/04                                            945             945
Mitten Mortgage
   1.130%, 10/08/03                                            958             958
Mortgage Interest Network
   1.110%, 10/15/03                                            342             342
   1.130%, 12/02/03                                            683             683
Orchard Park
   1.245%, 04/06/04                                            137             137
   1.220%, 07/06/04                                          1,519           1,519
                                                                     -------------
TOTAL COMMERCIAL PAPER                                                       9,237
                                                                     -------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                        SHARES/PAR (000)    VALUE (000)
----------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 7.9%
Allstate Life Global
   1.092%, 08/16/04                                  $       1,369   $       1,369
Bank of Scotland
   1.100%, 03/05/04                                            685             685
Castle Hill III
   1.176%, 09/16/04                                            411             411
Deutsche Bank
   1.430%, 12/31/03                                            548             548
   1.340%, 03/22/04                                            685             685
General Electric Capital Corporation
   1.150%, 07/09/07                                            685             685
Halogen Fund
   1.150%, 10/03/03                                          2,848           2,848
Lloyd's Bank
   1.100%, 03/05/04                                          1,369           1,369
Metlife Global Funding
   1.130%, 09/15/04                                            821             821
   1.147%, 04/28/08                                            575             575
Monet Trust
   1.210%, 12/28/03                                          1,369           1,369
Residential Mortgage Securities
   1.140%, 09/11/04                                          1,027           1,027
Sigma Finance
   1.268%, 08/09/04                                          1,369           1,369
SMM Trust 2002-M
   1.140%, 09/23/04                                          2,294           2,294
Svenska Handlsbankn
   1.100%, 03/03/04                                          1,369           1,369
   1.100%, 03/15/04                                            246             246
Wells Fargo Bank
   1.050%, 10/17/03                                          1,369           1,369
   1.060%, 10/31/03                                            959             959
                                                                     -------------
TOTAL CORPORATE OBLIGATIONS                                                 19,998
                                                                     -------------
MONEY MARKET FUNDS - 0.1%

AIM Short Term Liquid Asset Portfolio                       54,776              55
Merrill Lynch Premier Institutional Fund                   179,439             180
                                                                     -------------
TOTAL MONEY MARKET FUNDS                                                       235
                                                                     -------------

OTHER SHORT-TERM INVESTMENTS - 3.0%
Commonwealth Life
   1.430%, 11/01/03                                            691             691
General Electric Capital Assurance
   1.370%, 12/19/03                                            274             274
Liquid Funding
   1.130%, 8/23/04                                             684             684
   1.130%, 9/14/04                                             685             685
Premium Asset Trust 02-7
   0.110%, 06/01/04                                          2,040           2,040
Security Life Denver
   1.381%, 01/13/04                                          1,780           1,780
   1.490%, 03/15/04                                          1,369           1,369
                                                                     -------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                           7,523
                                                                     -------------
REPURCHASE AGREEMENTS - 20.3%
Bear Stearns
   1.240%, dated 9/30/03, matures
   10/1/03, repurchase price $2,740,208
   (collateralized by Various Securities: Total
   Market Value $2,794,825)                                  2,739           2,739

DESCRIPTION                                              PAR (000)     VALUE (000)
----------------------------------------------------------------------------------
CS First Boston
   1.140%, dated 9/30/03, matures
   10/1/03, repurchase price $3,423,600
   (collateralized by U.S. Government
   Securities: Total Market Value
   $3,491,993)                                       $       3,424   $       3,424
CS First Boston
   1.140%, dated 9/30/03, matures
   10/1/03, repurchase price $424,526
   (collateralized by U.S. Government
   Securities: Total Market Value $433,009)                    425             425
CS First Boston
   1.248%, dated 9/30/03, matures
   10/1/03, repurchase price $1,095,555
   (collateralized by Collateralized
   Mortgage Obligation: Total Market
   Value $1,150,328)                                         1,096           1,096
Deutsche Bank
   1.080%, dated 9/30/03, matures
   10/1/03, repurchase price $684,719
   (collateralized by U.S. Government
   Securities: Total Market Value $698,392)                    685             685
Deutsche Bank
   1.080%, dated 9/30/03, matures
   10/1/03, repurchase price $2,738,875
   (collateralized by U.S. Government
   Securities: Total Market Value
   $2,793,569)                                               2,739           2,739
Deutsche Bank
   1.248%, dated 9/30/03, matures
   10/1/03, repurchase price $5,477,776
   (collateralized by Corporate Securities:
   Total Market Value $5,751,465)                            5,478           5,478
Goldman Sachs
   1.268%, dated 9/30/03, matures
   10/1/03, repurchase price $2,054,167
   (collateralized by Corporate Securities:
   Total Market Value $2,156,355)                            2,054           2,054
Goldman Sachs
   1.330%, dated 9/30/03, matures
   10/1/03, repurchase price $1,369,477
   (collateralized by Various Securities: Total
   Market Value $1,411,752)                                  1,369           1,369
Goldman Sachs
   1.380%, dated 9/30/03, matures
   10/1/03, repurchase price $684,724
   (collateralized by Various Securities: Total
   Market Value $698,684)                                      685             685
Lehman Brothers
   1.120%, dated 9/30/03, matures
   10/1/03, repurchase price $3,765,957
   (collateralized by U.S. Government
   Securities: Total Market Value
   $3,841,168)                                               3,766           3,766
Lehman Brothers
   1.130%, dated 9/30/03, matures
   10/1/03, repurchase price $1,369,439
   (collateralized by U.S. Government
   Securities: Total Market Value
   $1,396,834)                                               1,369           1,369
Lehman Brothers
   1.388%, dated 9/30/03, matures
   10/1/03, repurchase price $2,738,899
   (collateralized by Various Securities: Total
   Market Value $2,775,310)                                  2,739           2,739

DESCRIPTION                                              PAR (000)     VALUE (000)
----------------------------------------------------------------------------------
Lehman Brothers
   1.150%, dated 9/30/03, matures
   10/1/03, repurchase price $780,581
   (collateralized by
   Mortgage Obligations: Total Market
   Value $825,838)                                   $         781   $         781
Merrill Lynch
   1.110%, dated 9/30/03, matures
   10/1/03, repurchase price $4,108,316
   (collateralized by U.S. Government
   Securities: Total Market Value
   $4,190,410)                                               4,108           4,108
Merrill Lynch
   1.110%, dated 9/30/03, matures
   10/1/03, repurchase price $123,636
   (collateralized by U.S. Government
   Securities: Total Market Value
   $126,152)                                                   124             124
Merrill Lynch
   1.110%, dated 9/30/03, matures
   10/1/03, repurchase price $342,360
   (collateralized by U.S. Government
   Securities: Total Market Value
   $349,216)                                                   342             342
Merrill Lynch
   1.110%, dated 9/30/03, matures
   10/1/03, repurchase price $821,663
   (collateralized by U.S. Government
   Securities: Total Market Value
   $838,112)                                                   822             822
Merrill Lynch
   1.110%, dated 9/30/03, matures
   10/1/03, repurchase price $2,738,877
   (collateralized by U.S. Government
   Securities: Total Market Value
   $2,793,607)                                               2,739           2,739
Merrill Lynch
   1.110%, dated 9/30/03, matures
   10/1/03, repurchase price $3,423,597
   (collateralized by U.S. Government
   Securities: Total Market Value
   $3,491,995)                                               3,424           3,424
Merrill Lynch
   1.130%, dated 9/30/03, matures
   10/1/03, repurchase price $2,738,878
   (collateralized by Asset-Backed and
   U.S. Government Securities: Total
   Market Value $2,793,663)                                  2,739           2,739
Merrill Lynch
   1.308%, dated 9/30/03, matures
   10/1/03, repurchase price $2,738,892
   (collateralized by Corporate Securities:
   Total Market Value $2,875,738)                            2,739           2,739
Morgan Stanley
   1.258%, dated 9/30/03, matures
   10/1/03, repurchase price $725,805
   (collateralized by Asset-Backed
   Securities: Total Market Value $762,069)                    726             726
Morgan Stanley
   1.258%, dated 9/30/03, matures
   10/1/03, repurchase price $4,258,972
   (collateralized by
   Mortgage Obligations and
   Asset-Backed Securities: Total Market
   Value $4,472,745)                                 $       4,259   $       4,259
                                                                     -------------
TOTAL REPURCHASE AGREEMENTS                                                 51,371
                                                                     -------------
TOTAL INVESTMENTS PURCHASED WITH
   PROCEEDS FROM SECURITIES LENDING
   (Cost $88,364)                                                           88,364
                                                                     -------------
TOTAL INVESTMENTS - 135.9%
   (Cost $347,819)                                                   $     343,743
                                                                     -------------
OTHER ASSETS AND LIABILITIES, NET - (35.9)%                                (90,928)
                                                                     -------------
TOTAL NET ASSETS - 100.0%                                            $     252,815
                                                                     -------------

* Non-income producing security

(a) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

(b) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 7 in Notes to Financial Statements.

Cl -   Class

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

SMALL CAP INDEX FUND

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
COMMON STOCKS - 93.9%
CONSUMER DISCRETIONARY - 14.0%
1-800 Flowers*                                               2,935   $          22
4Kids Entertainment*                                         1,796              38
A.C. Moore Arts & Crafts*                                    1,866              42
Aaron Rents                                                  4,529              95
Action Performance                                           2,276              56
Advanced Marketing Services                                  2,284              23
ADVO*                                                        3,122             130
Aeropostale*                                                 2,991              81
AFC Enterprises*                                             2,107              34
Alliance Gaming*                                             7,745             157
Ambassadors Group*                                             676              12
AMC Entertainment*                                           4,780              64
American Eagle Outfitters*                                   8,192             122
American Greetings, Cl A*                                    9,665             188
America's Car-Mart*                                            672              20
Ameristar Casinos*                                           1,715              43
ANC Rental* (c)                                             11,900              --
AnnTaylor Stores*                                            6,993             225
APAC Customer Service*                                       4,771              12
Applica*                                                     3,249              20
Applied Industrial Technology                                2,377              47
Arctic Cat                                                   2,234              43
Arden Group, Cl A                                              156              10
Argosy Gaming*                                               4,123             101
Asbury Automotive Group*                                     2,030              34
Aztar*                                                       4,410              78
Bally Total Fitness Holding*                                 4,406              38
Bassett Furniture                                            1,542              21
Beasley Broadcast Group*                                       508               7
Beazer Homes USA*                                            2,064             174
Bebe Stores*                                                   727              20
Big 5 Sporting Goods*                                        2,729              42
Blair                                                        1,039              22
Blue Rhino*                                                  1,723              19
Bob Evans Farms                                              5,272             141
Boca Resorts, Cl A*                                          3,754              49
Bombay Company*                                              4,971              49
Boyd Gaming                                                  4,868              74
Boyds Collection Limited*                                    3,051              14
Brookfield Homes                                             2,547              47
Brookstone*                                                  1,882              37
Brown Shoe                                                   2,623              83
Buckle                                                       1,178              23
Building Materials Holding                                   2,031              27
Burlington Coat Factory                                      2,760              52
California Pizza Kitchen*                                    2,541              44
Callaway Golf                                               10,315             147
Carmike Cinemas*                                               202               5
Casual Male Retail Group*                                    4,682              35
Catalina Marketing, Cl C*                                    5,670              86
Cato, Cl A                                                   2,618              53
CEC Entertainment*                                           3,564             140
Champion Enterprise*                                         9,290              59
Charlotte Russe Holding*                                     1,758              18
Charming Shoppes*                                           17,809             102
Charter Communications, Cl A*                               40,654             167
Cherokee*                                                    1,014              21
Chicago Pizza & Brewery*                                     1,680   $          20
Children's Place Retail Stores*                              1,858              32
Christopher & Banks                                          5,517             132
Churchill Downs                                                867              33
CKE Restaurants*                                             9,042              58
Coachmen Industries                                          2,114              25
Coldwater Creek*                                             1,872              18
Cole National*                                               1,765              22
Concord Camera*                                              3,783              40
Cooper Tire & Rubber                                        10,256             163
Cost Plus*                                                   3,356             124
Courier                                                        602              31
Cross Media Marketing* (c)                                   1,203              --
Crown Media Holdings, Cl A*                                  1,798              15
CSK Auto*                                                    5,747              89
CSS Industries                                                 723              19
Cumulus Media, Cl A*                                         6,745             115
Dave & Busters*                                              1,710              18
Deb Shops                                                      449               8
Department 56*                                               2,067              26
Dicks Sporting Goods*                                        1,981              74
Digital Generation Systems*                                  4,560              10
Dillards, Cl A                                               9,648             135
Dover Downs Gaming & Entertainment                           1,109               9
Dover Motorsports                                            2,291               9
Dress Barn*                                                  2,874              39
Dura Automotive Systems*                                     2,554              24
Electronics Boutique & Holdings*                             1,967              56
Emerson Radio*                                               2,827              11
Emmis Communications, Cl A*                                  6,958             140
Extended Stay America*                                      11,182             167
Exult*                                                       4,933              40
Federal Signal                                               7,526             112
Finish Line, Cl A*                                           2,595              68
Finlay Enterprises*                                          1,018              15
Fisher Communications*                                         697              33
Footstar*                                                    2,834              19
Fossil*                                                      3,787              92
Fred's                                                       6,056             200
Friedman's                                                   3,512              49
FTD, Cl A*                                                     498              11
Galyan's Trading*                                            1,086              11
GameStop*                                                    3,119              50
Gaylord Entertainment*                                       1,849              45
Genesco*                                                     3,217              52
Goodyear Tire & Rubber*                                     23,643             155
Goody's Family Clothing                                      2,852              28
Gray Television                                              5,961              70
Great Atlantic & Pacific Tea*                                2,188              18
Grey Global Group                                              140             107
Group 1 Automotive*                                          2,562              88
Guess?*                                                      1,303              12
Guitar Center*                                               1,997              64
Gymboree*                                                    4,347              61
Hampshire Group*                                               320              10
Hancock Fabrics                                              2,181              34
Handleman                                                    3,523              59
Haverty Furniture                                            2,337              43
Hibbett Sporting Goods*                                      1,609              38

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
Hollywood Entertainment*                                     8,331   $         142
Hooker Furniture                                               558              20
Hot Topic*                                                   7,386             166
Hughes Supply                                                3,680             119
iDine Rewards Network*                                       3,314              54
IHOP                                                         3,029             100
Information Holdings*                                        2,003              40
Ingles Markets, Cl A                                           954               9
Insight Communications*                                      7,495              71
Insight Enterprises*                                         7,787             119
InterActiveCorp*                                             1,539              51
InterTAN*                                                    3,039              28
Isle of Capri Casinos*                                       2,445              48
J & J Snack Foods*                                           1,394              49
J. Jill Group*                                               2,543              29
Jack in the Box*                                             5,201              93
JAKKS Pacific*                                               3,637              44
Jo-Ann Stores, Cl A*                                         2,241              63
JOS A Bank Clothiers*                                          680              30
Journal Register*                                            5,704             107
K2*                                                          3,685              55
Kellwood                                                     4,119             138
Kelly Services, Cl A                                         2,526              63
Kenneth Cole Productions                                       885              23
Kimball International                                        3,282              48
Kirkland's*                                                  1,681              27
K-Swiss, Cl A                                                1,781              64
Landry's Restaurants                                         3,338              69
Libbey                                                       1,748              49
Liberty                                                      2,548             107
Lin TV, Cl A*                                                4,037              86
Linens `N Things*                                            6,919             165
Lithia Motors                                                2,085              42
LodgeNet Entertainment*                                      1,602              25
Lone Star Steakhouse & Saloon                                2,234              47
M/I Schottenstein Homes                                      1,521              60
Macrovision*                                                 6,430             119
Magna Entertainment*                                         6,098              25
Marcus                                                       2,928              45
MarineMax*                                                   1,277              19
Martha Stewart Living*                                       1,946              18
Matthews International, Cl A                                 4,293             113
Maxwell Shoe*                                                2,140              31
Men's Wearhouse*                                             5,447             140
Meritage*                                                    1,730              82
Mestek*                                                        292               5
Midas*                                                       2,172              29
Midway Games*                                                3,849              11
Modine Manufacturing                                         3,458              82
Monaco Coach*                                                4,439              73
Mothers Work*                                                  639              19
Movado Group                                                 1,104              24
Movie Gallery*                                               3,795              75
MTR Gaming Group*                                            3,564              31
Multimedia Games*                                            1,567              57
Nautilus Group                                               4,215              53
Netflix*                                                     1,568              53
Noland                                                          66               2
Oakley*                                                      3,669              37
OfficeMax*                                                  19,485   $         183
Oneida*                                                      2,302               7
OshKosh B' Gosh, Cl A                                        1,191              31
O'Charley's*                                                 3,111              46
Overstock.com*                                               1,304              19
Oxford Industries                                              878              56
P. F. Chang's China Bistro*                                  3,971             180
Pacific Sunwear of California*                              11,077             229
Palm Harbor Homes*                                           3,374              58
Panera Bread, Cl A*                                          4,364             179
Papa John's International*                                   1,742              43
Party City*                                                  1,578              20
Paxson Communications*                                       4,526              22
Payless ShoeSource*                                         10,658             138
PC Connection*                                               1,112              10
Penn National Gaming*                                        4,989             106
Pep Boys - Manny Moe & Jack                                  7,530             115
Perry Ellis International*                                   1,115              32
Petco Animal Supplies*                                       6,117             191
Phillips Van-Heusen                                          3,835              58
Pinnacle Entertainment*                                      3,470              24
Playboy Enterprises*                                         2,204              32
Pomeroy Computer Resources*                                  1,501              19
Priceline.com*                                               3,236              94
Prime Hospitality*                                           5,450              47
Pulitzer                                                       726              38
Quicksilver*                                                 8,640             138
R.H. Donnelley*                                              3,110             126
RARE Hospitality International*                              4,509             112
RC2*                                                         1,981              38
Reading International, Cl A*                                 2,387              14
Red Robin Gourmet Burgers*                                   1,376              35
Regent Communication*                                        5,303              32
Rent-Way*                                                    3,506              19
Restoration Hardware*                                        3,043              18
Rex Stores*                                                  1,143              15
Russ Berrie and Company                                      1,409              47
Russell                                                      4,005              65
Ryan's Family Steak Houses*                                  6,542              84
Saga Communications*                                         1,984              38
Salem Communications*                                        1,320              26
Sauer-Danfoss                                                1,500              21
School Specialty*                                            2,557              72
Scientific Games*                                            7,728              88
SCP Pool*                                                    4,877             136
Select Comfort*                                              3,078              82
Sharper Image*                                               1,380              32
Shoe Carnival*                                               1,118              16
Shopko*                                                      4,296              64
Shuffle Master*                                              2,463              67
Sinclair Broadcast Group, Cl A*                              5,788              59
Six Flags*                                                  14,524              76
Skechers USA*                                                2,962              22
Skyline                                                        914              29
Sonic*                                                       5,912             149
Sonic Automotive, Cl A                                       4,275             103
Sonic Solutions*                                             2,180              30
Sotheby's Holdings, Cl A*                                    6,592              71
Source Interlink Companies*                                  1,931              18

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
SOURCECORP*                                                  2,252   $          52
Spanish Broadcasting System*                                 4,828              41
Speedway Motorsports                                         2,208              65
Sports Authority*                                            6,514             205
Sports Resorts International*                                  367               2
Stage Stores*                                                2,168              55
Stamps.com*                                                  5,577              32
Standard Motor Products                                        578               6
Standard Pacific                                             5,046             191
Stanley Furniture                                              867              26
Steak 'N Shake*                                              3,538              53
Stein Mart*                                                  3,120              17
Steinway Musical Instruments*                                  654              12
Steven Madden*                                               1,569              30
Stoneridge*                                                  1,949              29
Stride Rite                                                  5,603              61
Sturm, Ruger & Company                                       3,331              34
Summit American Television*                                  5,596              16
Superior Industries                                          3,504             142
Systemax*                                                    2,620              17
TBC*                                                         3,277              82
The Wet Seal, Cl A*                                          3,298              33
Thor Industries                                              2,804             151
TiVo*                                                        4,950              37
Too*                                                         5,351              79
Toro                                                         3,704             167
Tower Automotive*                                           11,054              50
Tractor Supply*                                              4,568             150
Trans World Entertainment*                                   2,215              13
Triarc                                                       1,831              18
Triarc, Cl A                                                 3,662              38
Tuesday Morning*                                             2,019              56
Tupperware                                                   8,153             109
Tweeter Home Entertainment*                                  3,077              24
Ultimate Electronics*                                        1,722              16
Unifi*                                                       8,229              40
United Auto Group*                                           2,970              68
Universal Electronics*                                       2,241              26
Urban Outfitters*                                            3,720              97
Vail Resorts*                                                2,893              41
Value Line                                                     210              10
ValueVision International*                                   2,500              40
Vans*                                                        2,807              31
Visteon                                                     20,502             135
Wabtec                                                       4,546              72
Wackenhut Corrections*                                       1,372              23
Warnaco Group, Cl A*                                         6,289              98
WCI Communities*                                             2,495              41
Weis Markets                                                 1,461              50
Wellman                                                      4,717              35
WESCO International*                                         3,003              16
West Marine*                                                 1,758              33
Weyco Group                                                    267              13
Whitehall Jewelers*                                          1,711              19
Wilsons The Leather Experts*                                 2,613              21
Winnebago Industries                                         1,841              82
WMS Industries*                                              3,357              76
Wolverine World Wide                                         6,254             121
World Wrestling                                              1,675              17
Yankee Candle*                                               4,882   $         124
Zales*                                                       5,032             223
                                                                     -------------
                                                                            17,932
                                                                     -------------
CONSUMER STAPLES - 2.5%
7-Eleven*                                                    3,627              50
Alico                                                        1,113              31
American Italian Pasta*                                      2,294              89
BJ's Wholesale Club*                                        10,864             210
Casey's General Stores                                       6,709              94
Central European Distributors*                                 998              27
Chiquita Brands International*                               5,305              94
Chronimed*                                                   1,943              18
Coca-Cola Bottling                                             564              28
Corn Products International                                  5,431             173
Delta & Pine Land                                            5,667             130
DIMON                                                        8,067              56
Duane Reade*                                                 3,193              51
Elizabeth Arden*                                             1,819              30
Farmer Brothers                                                145              46
Flowers Foods                                                4,779             109
Green Mountain Coffee*                                         563              11
Hain Celestial Group*                                        3,443              62
Horizon Organic Holding*                                       970              23
Inter Parfums                                                  601               6
International Multifoods*                                    3,401              79
Interstate Bakeries                                          6,896             103
John B. Sanfilippo & Son*                                      868              18
Lance                                                        3,618              36
Longs Drug Stores                                            4,398              89
M & F Worldwide*                                             1,655              16
Maui Land & Pineapple*                                         432              11
Mondavi Robert, Cl A*                                          852              26
Nash-Finch                                                   1,765              27
National Beverage*                                           1,720              26
Natures Sunshine Product                                     1,018               8
NBTY*                                                        8,076             189
Nu Skin Enterprises                                          4,993              64
Omega Protein*                                                 982               6
Pantry*                                                        960              12
Pathmark Stores*                                             4,161              29
Peets Coffee & Tea*                                          1,924              38
Pilgrims Pride                                               2,502              31
Playtex Products*                                            4,600              27
Ralcorp Holdings*                                            4,472             124
Revlon*                                                      4,927              13
Riviana Foods                                                  893              25
Ruddick                                                      4,879              76
Sanderson Farms                                                848              27
Schweitzer-Mauduit International                             2,244              57
Seaboard                                                        48              10
Sensient Technologies                                        5,986             126
Smart & Final*                                               1,915              12
Standard Commercial                                          2,515              46
Star Scientific*                                             4,547               8
Tejon Ranch*                                                 1,677              56
Topps                                                        4,983              49
United Natural Foods*                                        2,967              98
Universal                                                    3,864             163
Usana Health Sciences*                                         664              32

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
Vector Group                                                 3,648   $          53
Wild Oats*                                                   3,809              42
                                                                     -------------
                                                                             3,190
                                                                     -------------
ENERGY - 3.6%
Atwood Oceanics*                                             1,201              29
Berry Petroleum, Cl A                                        2,305              42
Cabot Oil & Gas                                              3,811              99
Cal Dive International*                                      5,498             107
Carbo Ceramics                                               1,449              52
Cimarex Energy*                                              6,357             125
Clayton Williams Energy*                                       614              12
Comstock Resources*                                          4,563              61
Denbury Resources*                                           5,307              66
Dril-Quip*                                                     973              16
Encore Acquisition*                                          1,377              30
Energy Partners*                                             3,330              37
EnergySouth                                                    506              16
Evergreen Resources*                                         5,902             159
Forest Oil*                                                  6,320             151
Frontier Oil                                                 4,102              60
Global Industries*                                          10,523              48
Grey Wolf*                                                  29,983             104
Gulf Island Fabrication*                                     1,106              17
GulfMark Offshore*                                           2,007              28
Hanover Compressor*                                          8,133              81
Harvest Natural Resources*                                   5,656              35
Holly                                                          975              24
Horizon Offshore*                                            4,177              17
Hydril*                                                      2,162              44
Input/Output*                                                6,598              26
KCS Energy*                                                  5,473              37
Lone Star Technologies*                                      3,954              53
Lufkin Industries                                              798              19
Magnum Hunter Resources*                                    12,188              97
Magnum Hunter Resources Warrant*                             1,160              --
Maritrans                                                      944              14
Massey Energy                                                9,635             128
Matrix Service*                                              1,312              23
Maverick Tube*                                               6,566             102
McMoRan Exploration*                                         1,794              19
Meridian Resource*                                           5,510              24
MGE Energy                                                   2,347              71
Newpark Resources*                                          11,388              49
North Coast Energy*                                            465               6
NS Group*                                                    2,157              14
Nuevo Energy*                                                2,797              51
Oceaneering International*                                   3,324              78
Offshore Logistics*                                          2,752              56
Oil States International*                                    3,751              48
Parker Drilling*                                            12,825              30
Patina Oil & Gas                                             4,567             166
Penn Virginia                                                1,057              47
Petrocorp*                                                   2,005              27
Petroleum Developement*                                      2,555              31
Petroleum Helicopters*                                         551              16
Plains Exploration & Production*                             7,293              91
Plains Resources*                                            3,144              39
Prima Energy*                                                1,405              35
Quicksilver Resources*                                       2,177              53
Range Resources*                                             9,953   $          68
Remington Oil & Gas*                                         3,277              59
Resource America, Cl A                                       2,287              27
RPC                                                          1,398              14
Seabulk International*                                       1,912              14
Seacor Smit*                                                 2,589              94
Spinnaker Exploration*                                       3,799              91
St. Mary Land & Exploration                                  4,298             109
Stone Energy*                                                3,472             122
Superior Energy Services*                                    7,107              70
Swift Energy*                                                4,085              58
Tesoro Petroleum*                                            8,547              72
Tetra Technologies*                                          3,067              63
The Houston Exploration*                                     2,096              74
Tom Brown*                                                   4,785             123
TransMontaigne*                                              2,708              16
Unit*                                                        5,580             105
Universal Compression Holdings*                              2,605              56
Veritas DGC*                                                 4,548              36
Vintage Petroleum                                            7,611              83
Westar Energy                                                9,895             183
W-H Energy Services*                                         3,296              59
World Fuel Services                                          1,467              41
                                                                     -------------
                                                                             4,547
                                                                     -------------
FINANCIALS - 20.4%
1st Source                                                   1,868              36
21st Century Insurance Group                                 3,474              48
ABC Bancorp                                                  1,370              21
Acadia Realty Trust (REIT)                                   2,272              25
Accredited Home Lenders Holdings*                            1,525              33
Advanta, Cl B                                                3,058              33
Affiliated Managers Group*                                   3,082             194
Alabama National                                             1,448              69
Alexander's (REIT)*                                            547              58
Alexandria Real Estate Equities                              2,824             136
Alfa                                                         5,026              63
Allegiant Bancorp                                            2,100              42
Allmerica Financial*                                         8,345             199
AMCORE Financial                                             3,671              92
American Home Mortgage Holdings                              1,688              30
American Land Lease (REIT)                                     708              13
American Medical Security Group*                             1,806              37
American Mortgage Acceptance (REIT)                          1,260              21
American National Bankshares                                   557              14
American Physicians Capital*                                 1,353              38
American Realty Investors*                                     345               3
AmericanWest Bancorp*                                        1,462              27
Amerus Group, Cl A                                           5,999             204
Amli Residential Properties Trust (REIT)                     1,989              52
Anchor Bancorp                                               3,238              76
Anthracite Capital (REIT)                                    7,423              72
Anworth Mortgage Asset (REIT)                                4,692              67
Apex Mortgage Capital (REIT)*                                4,790              26
Argonaut Group*                                              4,016              52
Arrow Financial                                              1,266              33
Associated Estates Realty (REIT)                             2,443              16
Avatar Holdings*                                               850              27
Baldwin & Lyons                                              1,190              28
BancFirst                                                      558              30

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
BancTrust Financial Group                                      947   $          14
Bank Mutual                                                  1,574              67
Bank of Granite                                              1,889              35
Bank of the Ozarks                                             757              34
BankAtlantic Bancorp                                         7,836             112
Bankunited Financial*                                        4,598              97
Banner                                                       1,617              33
Bay View Capital*                                            9,915              60
Bedford Property Investors (REIT)                            2,011              52
Berkshire Hills Bancorp                                        794              27
Boston Private Financial Holdings                            3,815              90
Boykin Lodging (REIT)                                        2,578              21
Brandywine Realty Trust (REIT)                               3,707              95
Brookline Bancorp                                            8,642             127
BRT Realty Trust (REIT)                                         82               2
Bryn Mawr Bank                                                 457              19
BSB Bancorp                                                  1,153              32
C & F Financial                                                513              23
Camco Financial                                              1,149              20
Camden National                                              1,238              37
Capital Automotive (REIT)                                    3,796             116
Capital City Bank Group                                      1,324              51
Capital Corporation of the West*                               772              25
Capitol Bancorp                                              1,381              37
Capstead Mortgage (REIT)                                     1,692              21
Cascade Bancorp                                              1,948              33
Cash America International                                   3,673              60
Cathay Bancorp                                               2,359             104
Cavalry Bancorp                                                725              12
CB Bancshares                                                  633              39
CCBT Financial                                               1,333              33
Center Bancorp                                               1,115              18
Center Financial                                               711              14
Central Coast Bancorp*                                       1,267              21
Central Pacific Financial                                    2,237              55
Century Bancorp, Cl A                                          474              16
CFS Bancorp                                                  1,452              20
Charter Financial                                              495              15
Charter Mutual                                               4,967              91
Chateau Communities (REIT)                                   3,158              94
Chemical Financial                                           3,535             109
Chittenden                                                   5,253             156
Citizens*                                                    4,313              35
Citizens Banking                                             6,791             179
Citizens First Bancorp                                       1,384              29
Citizens South Banking                                       1,269              19
City Bank                                                    1,248              40
City Holdings                                                2,530              84
Clark*                                                       2,445              33
CNA Surety*                                                  2,546              26
CNB Financial                                                  529              22
Coastal Bancorp                                                722              23
Coastal Financial                                            1,797              25
Cobiz                                                        2,497              40
Colonial Properties Trust (REIT)                             2,294              83
Columbia Bancorp                                               829              22
Columbia Bancorp - Oregon                                    1,121              16
Columbia Banking System                                      1,976              35
Commerce Group                                               3,630             138
Commercial Bankshares                                          462   $          14
Commercial Capital Bancorp*                                  1,367              21
Commercial Federal                                           6,947             169
Commercial Net Lease Realty (REIT)                           5,326              91
Community Bank Northern Virginia                               650              11
Community Bank System                                        1,730              76
Community Banks                                              1,269              42
Community First Bankshares                                   5,707             151
Community Trust Bancorp                                      1,881              55
CompuCredit*                                                 2,112              37
Connecticut Bancshares                                       1,741              89
Cornerstone Realty Income Trust (REIT)                       7,886              64
Corporate Office Properties Trust (REIT)                     4,609              85
Correctional Properties Trust (REIT)                         1,624              41
Corrections Corporation of America*                          5,491             135
Corus Bankshares                                             1,153              62
Crawford & Company                                           1,583              11
Credit Acceptance*                                           2,010              23
Criimi Mae (REIT)*                                           1,849              19
Crown American Realty Trust (REIT)                           3,794              45
CVB Financial                                                4,922              94
Delphi Financial Group                                       2,494             116
Dime Community Bancshares                                    3,143              72
Donegal Group, Cl A                                            520               8
DVI*                                                         2,090              --
East West Bancorp                                            3,404             146
Eastern Virginia Bankshares                                    697              19
EastGroup Properties (REIT)                                  2,281              63
E-Loan*                                                      6,608              24
EMC Insurance Group                                            288               5
Enstar Group*                                                  512              20
Entertainment Properties Trust (REIT)                        2,634              79
Equity Inns (REIT)                                           6,372              48
Equity One (REIT)                                            4,028              68
ESB Financial                                                1,268              18
eSPEED, Cl A*                                                3,479              79
Essex Property Trust (REIT)                                  2,405             151
Euronet Worldwide*                                           2,529              31
EverTrust Financial Group                                      588              17
Exchange National Bancshares                                   624              22
F.N.B. - North Carolina                                        749              19
F.N.B. - Virginia                                              837              23
Farmers Capital Bank                                           815              27
FBL Financial Group, Cl A                                    1,802              44
Federal Agricultural Mortgage, Cl C*                         1,236              33
FelCor Lodging Trust (REIT)*                                 8,895              92
FFLC Bancorp                                                   633              18
Fidelity Bankshares                                          2,058              54
Fidelity National Information Solutions*                     1,878              47
Financial Federal*                                           2,234              68
Financial Industries                                         1,182              17
Financial Institutions                                       1,325              29
First Albany Companies                                       1,109              14
First Bancorp North Carolina                                 1,171              33
First Busey                                                  1,233              32
First Charter                                                4,565              89
First Citizens Bancorp                                         559              15
First Citizens Bancshares, Cl A                                895              95
First Commonwealth Financial                                 8,709             115

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
First Community Bancorp                                      1,915   $          64
First Community Bancshares                                   1,470              52
First Defiance Financial                                       770              18
First Essex Bancorp                                          1,035              53
First Federal Capital                                        2,677              55
First Financial                                              1,054              64
First Financial - Kentucky                                     469              14
First Financial Bancorp                                      4,624              68
First Financial Bankshares                                   1,990              74
First Financial Holdings                                     2,007              61
First Indiana                                                1,831              34
First Industrial Realty Trust (REIT)                         6,154             197
First M & F                                                    491              18
First Merchants                                              2,760              71
First National                                               1,159              31
First Niagara Financial Group                               11,097             168
First Oak Brook Bancshares                                     992              25
First of Long Island                                           530              20
First Place Financial                                        1,874              33
First Republic Bank                                          1,716              53
First Sentinel Bancorp                                       3,465              62
First South Bancorp                                            405              13
First State Bancorporation                                   1,164              34
First United                                                   864              19
Firstbank - Michigan                                           789              25
FirstFed American Bancorp                                    2,434              54
FirstFed Financial*                                          3,303             130
Flag Financial                                               1,008              13
Flagstar Bancorp                                             4,324              99
FloridaFirst Bancorp                                           820              22
Flushing Financial                                           1,596              33
FMS Financial                                                  636              11
Foothill Independant Bancorp                                   587              12
Franklin Financial                                             534              17
Fremont General                                              9,554             121
Frontier Financial                                           2,319              69
G B & T Bancshares                                             692              15
GA Financial                                                   593              16
Gabelli Asset Management*                                      963              34
Gables Residential Trust (REIT)                              3,719             120
GATX                                                         6,257             132
GBC Bancorp of California                                    1,148              44
German American                                              1,317              23
Getty Realty (REIT)                                          2,449              60
Glacier Bancorp                                              2,639              72
Gladstone Capital                                            1,372              27
Glenborough Realty Trust (REIT)                              2,364              45
Glimcher Realty Trust (REIT)                                 4,582              97
Gold Banc                                                    7,096              86
Great American Financial Resources                           1,128              16
Great Lakes (REIT)                                           2,201              35
Great Southern Bancorp                                         893              35
Greater Bay Bancorp                                          8,148             169
Greater Community Bancorp                                      709              11
Greene County Bancshares                                       906              22
Hancock Holding                                              1,944              96
Hanmi Financial                                              1,470              29
Harbor Florida Bancshares                                    3,204              85
Harleysville Group                                           4,458             104
Harleysville National                                        3,620   $          85
Hawthorne Financial*                                         1,347              54
Health Care (REIT)                                           5,844             180
Heartland Financial USA                                        980              27
Heritage Commerce*                                           1,782              19
Heritage Financial                                             844              18
Heritage Property Investment Trust (REIT)                    2,464              71
Highwoods Properties (REIT)                                  8,392             200
Hilb, Rogal & Hamilton                                       4,442             138
Home Properties of New York (REIT)                           4,086             160
Horace Mann Educators                                        5,927              86
Horizon Financial                                            1,550              25
Hudson River                                                 2,248              72
Humboldt Bancorp                                             1,974              31
IBERIABANK                                                   1,030              54
IBT Bancorp                                                    356              18
IMPAC Mortgage Holdings (REIT)                               7,917             128
Independence Holdings                                          515              11
Independent Bank                                             1,867              48
Independent Bank - Michigan                                  2,661              78
Infinity Property & Casualty                                 1,829              51
Innkeepers USA Trust (REIT)                                  6,271              55
Integra Bank                                                 2,332              45
Interchange Financial Services                               1,596              33
Investment Technology Group*                                 7,405             142
Investors Real Estate Trust (REIT)                           5,696              56
Irwin Financial                                              2,465              60
ITLA Capital*                                                  688              29
Jones Lang LaSalle*                                          4,592              85
Kansas City Life Insurance                                     538              25
Keystone Property Trust (REIT)                               2,680              54
Kilroy Realty (REIT)                                         3,551             101
Klamath First Bancorp                                          864              19
Knight Trading Group*                                       11,381             130
Koger Equity (REIT)                                          2,710              51
Kramont Realty Trust (REIT)                                  3,329              56
L N B Bancorp                                                  730              15
La Quinta (REIT)*                                           24,062             150
Lakeland Bancorp                                             1,823              29
Lakeland Financial                                             722              24
LandAmerica Financial Group                                  2,908             133
Lasalle Hotel Properties (REIT)                              4,268              74
Lexington Corporate Properties Trust (REIT)                  4,689              90
Local Financial*                                             3,033              54
LSB Bancshares                                               1,229              23
LTC Properties (REIT)                                        2,108              24
Macatawa Bank                                                1,313              30
MAF Bancorp                                                  3,361             128
Main Street Banks                                            2,091              52
MainSource Financial Group                                     851              22
Manufactured Home Communities (REIT)                         2,096              82
MASSBANK                                                       473              17
MB Financial                                                 1,755              78
MBT Financial                                                2,488              39
MCG Capital                                                  3,451              54
Medallion Financial                                          2,066              13
Mercantile Bank                                                732              24
Merchants Bancshares                                           630              18
MeriStar Hospitality (REIT)*                                 6,851              49

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
Metris*                                                      4,380   $          18
MFA Mortgage Investments (REIT)                              7,188              68
Mid-America Apartment Communities (REIT)                     2,163              65
Mid-Atlantic Realty Trust (REIT)                             2,803              59
Midland                                                      1,152              25
Mid-State Bancshares                                         3,562              79
Midwest Banc Holdings                                        1,709              38
Mission West Properties (REIT)                               2,288              28
MutualFirst Financial                                          619              16
Nara Bancorp                                                 1,449              25
NASB Financial                                                 540              18
National Bankshares - Virginia                                 428              19
National Health Investors (REIT)                             3,261              59
National Health Realty (REIT)                                  970              15
National Penn Bancshares                                     3,194              88
National Western Life Insurance, Cl A*                         351              48
Nationwide Health Properties (REIT)                          8,779             154
Navigators Group*                                              662              22
NBC Capital                                                    889              22
NBT Bancorp                                                  4,875              99
NetB@nk                                                      8,411             105
New Century Financial                                        4,440             126
Newcastle Investment (REIT)                                  3,889              89
Newtek Business Services*                                    1,217               6
Northern States Financial                                      200               6
Northwest Bancorp                                            1,609              30
Novastar Financial (REIT)                                    1,471              85
NYMAGIC                                                      1,010              23
Oak Hill Financial                                             429              12
Oceanfirst Financial                                           943              24
Ocwen Financial*                                             5,780              26
Ohio Casualty*                                               8,702             126
Old Point Financial                                            349              11
Old Second Bancorp                                           1,113              48
Omega Financial                                              1,135              37
OMEGA Healthcare Investors (REIT)                            2,966              23
Oneida Financial                                               231               5
Oriental Financial Group                                     2,063              50
Orleans Homebuilders*                                          516               6
PAB Bankshares                                               1,093              15
Pacific Capital Bancorp                                      5,142             157
Pacific Northwest Bancorp                                    2,498              89
Pacific Union Bank                                             760              14
Parkvale Financial                                             660              17
Parkway Properties (REIT)                                    1,431              63
Partners Trust Financial Group                               1,072              24
Patriot Bank - Pennsylvania                                  1,062              20
Peapack-Gladstone Financial                                  1,051              33
Penn-America Group                                           1,362              20
PennFed Financial Services                                     691              20
PennRock Financial Services                                  1,163              33
Penns Woods Bancorp                                            423              18
Pennsylvania (REIT)                                          2,192              73
Peoples Bancorp                                              1,601              43
Peoples Holding Company                                        838              38
PFF Bancorp                                                  2,030              65
Philadelphia Consolidated Holding*                           2,867             132
Phoenix Companies                                           14,767             171
Pico Holdings*                                               1,016              13
PMA Capital                                                  3,169   $          40
Post Properties (REIT)                                       4,278             116
Prentiss Properties Trust (REIT)                             4,499             139
Presidential Life                                            3,193              48
Price Legacy (REIT)*                                         7,098              25
PrivateBancorp                                               1,556              52
Proassurance*                                                4,188             108
Prosperity Bancshares                                        2,036              43
Provident Bancorp                                              526              22
Provident Bankshares                                         3,486              98
Provident Financial Holdings                                   555              17
Provident Financial Services                                 7,086             136
PS Business Parks (REIT)                                     1,979              75
Quaker City Bancorp                                            874              35
R&G Financial                                                2,704              79
RAIT Investment Trust (REIT)                                 3,097              71
Ramco-Gershenson Properties Trust (REIT)                     1,666              42
Reckson Associates Realty (REIT)                             7,617             176
Redwood Trust (REIT)                                         2,072              88
Republic Bancorp                                             7,935             106
Republic Bancorp, Cl A                                       1,295              25
Republic Bancshares                                          1,195              34
Resources Bankshares                                           697              20
Riggs National                                               2,508              40
RLI                                                          2,763              91
Royal Bancshares of Pennsylvania, Cl A                         670              18
S Y Bancorp                                                  1,486              28
S&T Bancorp                                                  3,862             110
Safety Insurance Group                                       1,559              24
Sanders Morris Harris Group                                  1,540              14
Sandy Spring Bancorp                                         2,182              71
Santander Bancorp                                              426               8
Saul Centers (REIT)                                          2,841              75
Saxon Capital*                                               4,210              72
Seacoast Banking                                             1,712              30
Seacoast Financial Services                                  4,155              86
Second Bancorp                                               1,280              35
Security Bank                                                  568              17
Selective Insurance Group                                    4,087             122
Senior Housing Properties Trust (REIT)                       7,126             103
Shore Bancshares                                               825              28
Sierra Bancorp                                                 814              13
Silicon Valley Bancshares*                                   4,905             136
Simmons First National, Cl A                                 2,189              52
Sizeler Property Investors (REIT)                            1,810              19
SL Green Realty                                              4,120             149
Sound Federal Bancorp                                        2,087              31
Soundview Technology Group*                                  2,487              24
South Financial Group                                        7,321             182
Southern Financial Bancorp                                     833              33
Southside Bancshares                                         1,421              23
Southwest Bancorp                                            1,554              26
Southwest Bancorp of Texas                                   4,434             162
Sovran Self Storage (REIT)                                   1,871              62
St. Francis Capital                                          1,130              33
State Auto Financial                                         1,998              50
State Bancorp                                                1,553              31
State Financial Services, Cl A                                 802              20
Staten Island Bancorp                                        8,322             162

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
Sterling Bancorp                                             1,997   $          54
Sterling Bancshares                                          5,854              70
Sterling Financial                                           2,608              66
Sterling Financial*                                          2,534              71
Stewart Information Services*                                3,210              91
Suffolk Bancorp                                              1,616              54
Summit Bancshares                                              740              20
Summit Properties (REIT)                                     3,545              81
Sun Bancorp                                                    748              14
Sun Bancorp*                                                 1,103              24
Sun Communities (REIT)                                       1,978              78
Susquehanna Bancshares                                       5,810             149
SWS Group                                                    2,191              43
Tanger Factory Outlet Centers (REIT)                           980              36
Taragon Realty Investors*                                      997              15
Taubman Centers (REIT)                                       6,737             132
Taylor Capital Group                                           496              11
Texas Regional Bancshares, Cl A                              3,555             120
The Trust Company of New Jersey                              2,742              88
TierOne*                                                     3,341              70
Tompkins Trustco                                             1,202              55
Town & Country Trust (REIT)                                  2,370              56
Trammell Crow*                                               4,854              60
Transcontinental Realty Investors (REIT)*                    1,258              15
Triad Guaranty*                                              1,199              59
TriCo Bancshares                                               820              23
Troy Financial                                                 987              35
TrustCo Bank Corporation of New York                        11,687             144
U.S. Restaurant Properties (REIT)                            2,822              46
UCBH Holdings                                                5,867             177
UICI*                                                        5,803              73
UMB Financial                                                2,569             121
Umpqua Holdings                                              5,431             103
Union Bankshares                                             1,158              35
United Community Banks                                       3,701             102
United Community Financial                                   4,593              45
United Fire & Casualty                                       1,104              40
United Mobile Homes (REIT)                                     740              11
United National Bancorp                                      2,891              96
United Panam Financial*                                        624              11
United Security Bancshares                                     960              24
United Security Bancshares - California                        518              13
Universal American Financial*                                4,033              36
Universal Health Realty Income Trust (REIT)                  1,718              47
Unizan Financial                                             3,348              67
Urstadt Biddle Properties, Cl A (REIT)                       3,314              45
USB Holding                                                  2,016              35
USI Holdings*                                                3,439              45
Ventas (REIT)                                               11,068             189
Virginia Commerce Bancorp*                                     765              17
Virginia Financial Group                                     1,089              33
W Holding                                                    6,717             120
Walter Industries                                            4,820              52
Warwick Community Bancorp                                      440              12
Washington Real Estate Investment Trust (REIT)               5,397             157
Washington Trust Bancorp                                     2,053              49
Wayne Bancorp                                                  946              27
Waypoint Financial                                           4,925              99
Wesbanco                                                     2,716              64
West Bancorporation                                          2,447   $          42
West Coast Bancorp                                           2,377              46
Westcorp                                                     2,610              91
Western Sierra Bancorp*                                        548              20
Westfield Financial                                            750              17
WFS Financial*                                               1,926              71
Willow Grove Bancorp                                         1,663              27
Winston Hotels (REIT)                                        2,650              24
Wintrust Financial                                           2,705             102
World Acceptance*                                            2,314              31
WSFS Financial                                               1,431              60
Yadkin Valley Bank & Trust                                   1,134              20
Yardville National Bancorp                                   1,454              30
Zenith National Insurance                                    1,324              37
                                                                     -------------
                                                                            26,062
                                                                     -------------
HEALTH CARE - 12.5%
1-800 Contacts*                                                848              17
AAI Pharma*                                                  2,067              35
Abgenix*                                                    13,787             200
Able Laboratories*                                           1,947              36
Accredo Health*                                              7,489             210
Aclara Biosciences*                                          3,602              14
Adolor*                                                      4,951              91
Advanced Medical Optics*                                     4,285              77
Advanced Neuromodulation Systems*                            2,849             114
Advisory Board*                                              1,448              66
Aksys*                                                       4,134              41
ALARIS Medical*                                              2,223              37
Albany Molecular Research*                                   3,885              58
Alexion Pharmaceuticals*                                     2,422              40
Align Technology*                                            6,937              87
Alkermes*                                                    7,328             101
Alliance Imaging*                                            2,154               7
Alpharma, Cl A                                               6,073             113
Alteon*                                                      5,189              10
American Healthways*                                         2,056              86
American Medical Systems*                                    3,123              68
AMERIGROUP*                                                  3,235             144
AMN Healthcare Services*                                     2,675              43
Amsurg, Cl A*                                                2,699              89
Angelica                                                     1,309              25
Antigenetics*                                                2,996              37
Aphton*                                                      3,178              18
Applera*                                                    11,299             132
Arena Pharmaceuticals*                                       2,896              21
Ariad Pharmaceuticals*                                       5,434              33
Arrow International                                          3,346              77
Arthrocare*                                                  2,707              48
Aspect Medical Systems*                                      1,387              14
AtheroGenics*                                                5,710              96
Atrix Laboratories*                                          3,037              63
Avant Immunotherapeutics*                                    9,572              23
AVI BioPharma*                                               3,231              17
Bentley Pharmaceuticals*                                     1,865              30
Beverly Enterprises*                                        15,564              92
Biolase Technology*                                          2,783              32
BioMarin Pharmaceutical*                                     9,944              76
Biopure*                                                     6,167              40
BioReliance*                                                   759              19

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
Biosite*                                                     1,638   $          46
Bone Care International*                                     1,367              17
Bradley Pharmaceuticals*                                     1,179              32
Bruker Biosciences*                                          3,420              15
Candela*                                                     1,174              15
Cantel Medical*                                                971              13
Cardiac Science*                                             7,749              32
CardioDynamics International*                                5,061              23
Cell Genesys*                                                5,387              68
Cell Therapeutics*                                           4,886              56
Centene*                                                     2,301              70
Cerner*                                                      4,439             137
Cerus*                                                       2,153              10
Chattem*                                                     2,133              30
Cholestech*                                                  2,034              15
CIMA Labs*                                                   2,121              59
Ciphergen Biosystems*                                        3,174              39
Closure Medical*                                               959              23
Collagenex Pharmaceuticals*                                  1,012              11
Columbia Laboratories*                                       5,157              62
Conceptus*                                                   2,562              34
CONMED*                                                      4,536              94
Connetics*                                                   4,380              79
Cooper                                                       4,852             198
Corixa*                                                      6,313              50
Corvel*                                                        926              33
Covance*                                                     9,635             216
Cross Country Healthcare*                                    3,743              53
Cryolife*                                                    2,430              15
CTI Molecular Imaging*                                       3,664              54
Cubist Pharmaceuticals*                                      5,233              56
CuraGen*                                                     6,684              34
Curative Health Services*                                    1,604              29
CV Therapeutics*                                             4,439              98
Cyberonics*                                                  3,119              96
Cytyc*                                                      17,585             264
D & K Healthcare Resources                                   1,839              26
Dade Behring Holdings*                                       6,284             178
Datascope                                                    1,516              47
Decode Genetics*                                             7,110              33
Del Laboratories*                                              622              18
Dendreon*                                                    1,093              10
Diagnostic Products                                          3,048             111
Digene*                                                      2,112              86
Discovery Laboratories*                                      4,179              30
Diversa*                                                     3,017              23
DJ Orthopedics*                                              1,042              15
Dov Pharmaceutical*                                          1,456              26
Drugstore.com*                                               4,680              36
Durect*                                                      4,104              14
Dynacq International*                                          965              17
Encysive Pharmaceuticals*                                    6,546              41
Enzo Biochem*                                                3,517              69
Enzon*                                                       6,817              79
EPIX Medical*                                                1,987              34
eResearch Technology*                                        2,806              98
Esperion Therapeutics*                                       4,400              85
Exact Sciences*                                              2,275              31
Exactech*                                                      885              14
Exelixis*                                                    8,869   $          63
First Horizon Pharmaceutical*                                2,990              19
Gene Logic*                                                  4,592              22
Genencor International*                                      1,369              21
Genesis Health Ventures*                                     3,781              92
Gen-Probe*                                                   3,733             202
Genta*                                                       7,368              93
Gentiva Health Services*                                     3,713              43
Geron*                                                       4,374              60
GTC Biotherapeutics*                                         3,696              11
Guilford Pharmaceuticals*                                    3,461              21
Haemonetics*                                                 2,371              56
Hanger Orthopedic Group*                                     3,305              51
Healthcare Services Group                                    1,467              24
HealthExtras*                                                2,289              20
Hi-Tech Pharmaceutical*                                        660              15
Hollis-Eden Pharmaceuticals*                                   949              23
Hologic*                                                     2,913              40
Hooper Holmes                                               10,523              70
ICU Medical*                                                 1,561              42
IGEN International*                                          2,814             163
ILEX Oncology*                                               5,130              85
Immucor*                                                     2,005              54
ImmunoGen*                                                   6,407              29
Immunomedics*                                                7,336              54
IMPAC Medical Systems*                                         937              17
Impath*                                                      2,433               4
Impax Laboratories*                                          4,055              51
INAMED*                                                      2,787             205
Incyte Genomics*                                            12,905              59
Indevus Pharmaceuticals*                                     5,552              30
Inspire Pharmaceuticals*                                     4,919              85
Integra LifeSciences*                                        2,788              79
InterMune*                                                   3,927              75
Interpore International*                                     2,648              41
Intuitive Surgical*                                          3,553              59
Invacare                                                     4,119             155
Inveresk Research Group*                                     4,384              87
Inverness Medical Innovations*                               1,500              38
Isis Pharmaceuticals*                                        6,966              45
I-Stat*                                                      2,352              31
Kensey Nash*                                                 1,108              26
Kindred Healthcare*                                          1,798              67
Kos Pharmaceuticals*                                         1,702              59
Kosan Biosciences*                                           2,720              22
K-V Pharmaceutical, Cl A*                                    5,048             114
Kyphon*                                                      2,700              53
La Jolla Pharmaceutical*                                     6,293              25
LabOne*                                                      1,178              27
Lannet*                                                        876              15
Laserscope*                                                  1,971              23
Lexicon Genetics*                                            4,898              25
Lifepoint Hospitals*                                         5,879             141
Ligand Pharmaceuticals*                                      8,943             115
Luminex*                                                     3,295              22
Martek Bioscience*                                           3,553             187
Matria Healthcare*                                           1,400              24
Maximus*                                                     2,337              81
Maxygen*                                                     4,375              45

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
Medarex*                                                    11,554   $          69
Medical Action Industries*                                   1,087              14
Medical Staffing Network Holdings*                           1,807              14
Medicines*                                                   6,544             170
Mentor                                                       5,512             126
Meridian Bioscience                                          1,515              15
Merit Medical Systems*                                       2,445              54
MGI Pharma*                                                  3,977             156
Micro Therapeutics*                                          1,381               7
MIM*                                                         3,404              26
Mine Safety Appliances                                         992              54
Molecular Devices*                                           2,110              37
Myriad Genetics*                                             4,853              55
NABI Biopharmaceuticals*                                     6,991              59
National Healthcare*                                         1,033              15
NDCHealth                                                    5,468             115
Nektar Therapeutics*                                         7,358              94
NeoPharm*                                                    2,052              31
Neose Technologies*                                          2,153              20
Noven Pharmaceuticals*                                       3,048              35
Novoste*                                                     2,389              11
NPS Pharmaceuticals*                                         4,612             128
Nuvelo*                                                      6,449              17
Ocular Sciences*                                             2,748              61
Odyssey Healthcare*                                          5,015             150
Onyx Pharmaceuticals*                                        3,737              81
Option Care*                                                 2,000              24
Orasure Technologies*                                        5,354              51
Orthodontic Centers of America*                              7,426              59
OrthoLogic*                                                  4,968              27
OSI Pharmaceuticals*                                         6,072             197
Osteotech*                                                   2,266              19
Owens & Minor                                                4,938             119
Pain Therapeutics*                                           2,667              16
Palatin Technologies*                                        6,217              30
PAREXEL International*                                       3,791              58
PDI*                                                         1,080              26
Pediatrix Medical Group*                                     3,697             170
Penwest Pharmaceuticals*                                     2,063              44
Peregrine Pharmaceuticals*                                  17,662              38
Perrigo                                                      9,583             122
Per-Se Technologies*                                         4,143              66
Pharmacopeia*                                                3,608              46
PolyMedica                                                   2,666              71
Possis Medical*                                              2,379              37
POZEN*                                                       3,542              63
Praecis Pharmaceuticals*                                     6,945              47
Priority Healthcare, Cl B*                                   5,138             106
Progenics Pharmaceutical*                                    1,275              22
Province Healthcare*                                         7,192              93
PSS World Medical*                                          10,641              94
Quidel*                                                      4,142              28
Regeneration Technologies*                                   3,523              32
Regeneron Pharmaceutical*                                    5,370              95
RehabCare Group*                                             2,495              43
Repligen*                                                    4,684              25
Retractable Technologies*                                      959               6
Salix Pharmaceuticals*                                       2,677              52
Savient Pharmaceuticals*                                    10,988              55
SciClone Pharmaceuticals*                                    5,888   $          47
Seattle Genetics*                                            3,297              20
Select Medical*                                              3,620             104
Serologicals*                                                3,350              44
SFBC International*                                            846              24
Sierra Health Services*                                      3,656              75
Sirna Therapeutics*                                          1,701              10
Sola International*                                          3,398              54
Sonosite*                                                    2,166              43
Specialty Laboratories*                                      1,091              14
Staar Surgical*                                              2,533              27
Stewart Enterprises, Cl A*                                  17,384              66
Sunrise Assisted Living*                                     2,600              68
SuperGen*                                                    4,560              34
SuriModics*                                                  2,067              55
Sybron Dental Specialties*                                   5,989             150
Synovis Life Technologies*                                   1,286              31
Tanox*                                                       3,742              75
Techne*                                                      6,393             203
Telik*                                                       5,038             101
Theragenics*                                                 4,536              26
Therasense*                                                  3,609              45
Third Wave Technologies*                                     3,735              12
Thoratec*                                                    7,484             127
Transkaryotic Therapies*                                     4,618              48
Trimeris*                                                    2,134              54
TriPath Imaging*                                             3,394              30
Tularik*                                                     6,887              68
U.S. Oncology*                                              10,771              79
U.S. Physical Therapy*                                       1,884              23
United Surgical Partners*                                    2,682              76
United Therapeutics*                                         2,674              60
VCA Antech*                                                  5,361             126
Ventana Medical Systems*                                     1,843              74
Vertex Pharmaceuticals*                                     12,035             148
Viasys Healthcare*                                           4,678              94
Vicuron Pharmaceuticals*                                     6,412             113
Virbac*                                                      1,009               7
VistaCare, Cl A*                                             1,702              53
VISX*                                                        6,375             121
Vital Images*                                                1,376              26
Vital Signs                                                    831              24
Vivus*                                                       5,904              21
Wellpoint Health Networks*                                     320              25
West Pharmaceutical Services                                 1,551              49
Wright Medical Group*                                        2,311              58
Young Innovations                                              550              18
Zoll Medical*                                                1,269              41
Zymogenetics*                                                1,817              27
                                                                     -------------
                                                                            15,992
                                                                     -------------
INDUSTRIALS - 13.5%
A. S. V.*                                                    1,062              20
A.O. Smith                                                   2,564              72
AAON*                                                        1,399              23
AAR*                                                         4,977              40
ABM Industries                                               5,567              79
ABX Air*                                                     7,169              18
Aceto                                                        1,395              20
ACME Communication*                                          1,112               8

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
Actuant, Cl A*                                               1,637   $          92
Acuity Brands                                                6,516             118
Administaff*                                                 2,897              26
Advanced Energy Industries*                                  2,636              50
Aftermarket Technology*                                      2,253              26
Airtran Holdings*                                           10,350             173
Alamo Group                                                    850              12
Alaska Air Group*                                            3,595             100
Albany International, Cl A                                   4,167             129
Alderwoods Group*                                            5,711              44
Alexander & Baldwin                                          6,489             182
Ambassadors International                                      822              10
America West Holdings, Cl B*                                 4,618              45
American Woodmark                                              862              39
Ampco-Pittsburgh                                               730               9
AMR*                                                        24,527             281
Apogee Enterprises                                           3,492              36
Applied Signal Technology                                    1,306              26
Arbitron*                                                    4,670             165
Arkansas Best                                                3,216              88
Armor Holdings*                                              3,013              50
Artesyn Technologies*                                        4,786              36
Astec Industries*                                            2,361              24
Atlantic Coast Airline Holdings*                             6,150              52
Aviall*                                                      2,925              36
Baldor Electric                                              4,487              95
Banta                                                        3,542             128
Barnes Group                                                 1,804              47
Belden                                                       3,535              62
BHA Group Holdings                                             507              12
Blount International*                                          906               4
Bowne & Company                                              4,972              74
Brady, Cl A                                                  2,665              85
Briggs & Stratton                                            3,392             199
Bright Horizons Family Solutions*                            2,255              90
Brinks                                                       8,514             148
C&D Technologies                                             3,246              61
Career Education*                                              396              18
Cascade                                                      2,036              45
Casella Waste Systems*                                       1,879              23
CCC Information Services Group*                              1,876              31
CDI                                                          1,807              49
Central Parking                                              2,679              33
Century Business Services*                                  12,561              53
Ceradyne*                                                    1,299              34
Checkpoint Systems*                                          4,881              77
Choice Hotels International*                                 3,032              88
Circor International                                         1,884              36
CLARCOR                                                      3,907             152
Clean Harbors*                                               1,188               5
Coinstar*                                                    3,218              43
Collins & Aikman*                                            4,832              16
Consolidated Graphics*                                       1,647              42
Consolidated Tomoka Land                                       873              25
Continental Airlines, Cl B*                                 10,311             171
Copart*                                                     10,662             115
Cornell Companies*                                           1,822              30
CoStar Group*                                                1,966              51
Covenant Transport, Cl A*                                    1,163              21
CPI                                                          1,275   $          23
Cubic                                                        2,350              59
CUNO*                                                        2,206              86
Curtiss-Wright                                               1,243              88
Darling International*                                       8,740              23
DHB Industries*                                              3,137              14
Dollar Thrifty Automotive*                                   4,125              94
Dominion Homes*                                                700              18
Drew Industries*                                             1,050              19
DRS Technologies*                                            3,477              84
Ducommun*                                                    1,035              17
Duratek*                                                     1,020               9
Dycom Industries*                                            7,513             153
EDO                                                          2,371              48
eFunds*                                                      7,333              91
EGL*                                                         5,749             105
Electro Scientific Industries*                               4,120              87
ElkCorp                                                      2,892              68
Emcor Group*                                                 2,018              86
Encore Wire*                                                 1,553              21
Energy Conversion Devices*                                   2,579              27
Engineered Support Systems                                   1,756             106
Ennis Business Forms                                         2,561              34
ENPRO Industries*                                            3,026              29
ESCO Technologies*                                           1,801              82
Esterline Technologies*                                      3,158              61
ExpressJet Holdings*                                         4,446              61
Fairchild, Cl A*                                             1,816               9
First Consulting Group*                                      2,894              14
Fleetwood Enterprises*                                       5,638              52
Florida East Coast Industries, Cl A                          2,169              62
Flowserve*                                                   7,980             162
Forward Air*                                                 1,676              46
Frontier Airlines*                                           4,649              77
FTI Consulting*                                              6,465             112
FuelCell Energy*                                             5,330              62
Gardner Denver*                                              2,468              52
GenCorp                                                      4,878              44
General Cable*                                               5,339              42
Genesee & Wyoming, Cl A*                                     1,784              42
Genlyte Group*                                               1,851              82
GEVITY HR                                                    2,092              31
Global Power Equipment*                                      3,965              21
Gorman-Rupp                                                    993              22
Granite Construction                                         5,025              94
Greenbrier Companies*                                          657               9
Greif Brothers, Cl A                                         2,080              54
Griffon*                                                     5,179              93
Gundle Environmental Systems*                                  950              15
Headwaters*                                                  3,845              62
Heartland Express                                            4,558             109
Hecla Mining*                                               19,025             100
HEICO                                                        2,002              27
Heidrick & Struggles International*                          2,410              41
Herley Industries*                                           1,650              29
Hexcel*                                                      4,994              29
Hollinger International                                      6,206              77
Hudson Highland Group*                                       1,095              21
ICT Group*                                                     885               9

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
IDEX                                                         4,329   $         158
II-VI*                                                       1,649              33
Imagistics International*                                    2,311              67
infoUSA*                                                     4,370              33
Insurance Auto Auctions*                                     1,415              16
Integrated Electrical Services*                              5,224              36
Interpool                                                    1,150              18
Invision Technologies*                                       2,542              62
Ionics*                                                      2,689              66
Jacuzzi Brands*                                             13,529              84
JLG Industries                                               7,960              92
John H. Harland                                              4,115             109
Joy Global*                                                  7,504             118
Kadant*                                                      1,773              34
Kaman                                                        3,432              44
Kansas City Southern Industries*                             9,670             107
Kaydon                                                       4,153              99
Kennametal                                                   5,220             195
Keystone Automotive Industries*                              1,743              38
Kirby*                                                       2,810              81
Knight Transportation*                                       3,808              95
Korn Ferry International*                                    6,026              50
Kroll*                                                       5,660             105
KVH Industries*                                              1,434              36
Labor Ready*                                                 7,472              75
Landauer                                                     1,252              44
Landstar*                                                    2,310             141
Lawson Products                                                650              17
Learning Tree International*                                 1,455              24
Lennox International                                         6,616              97
Lightbridge*                                                 4,142              39
Lincoln Electric Holdings                                    4,784             106
Lindsay Manufacturing                                        1,745              35
Littelfuse*                                                  2,896              67
LSI Industries                                               2,232              31
Lydall*                                                      2,310              28
Mail-Well*                                                   5,231              18
Mair Holdings*                                               1,344               9
Manitowoc                                                    4,664             101
Manufacturers' Services*                                     2,385              12
Marine Products                                              1,260              19
MasTec*                                                      2,917              28
McGrath Rentcorp                                             1,189              33
Mediacom Communications*                                     7,408              50
Medis Technologies*                                          1,807              18
MedQuist*                                                    1,510              29
MemberWorks*                                                 1,142              36
Mercury Computer Systems*                                    3,161              67
Mesa Air Group*                                              3,902              43
Milacron                                                     5,260              12
Mobile Mini*                                                 2,150              41
Modtech Holdings*                                            1,376              11
Monro Muffler Brake*                                         1,022              30
MPS Group*                                                  14,790             133
MTC Technologies*                                              874              20
Mueller Industries*                                          5,081             129
Nacco Industries, Cl A                                         735              53
National Presto Industries                                     673              23
Navigant Consulting*                                         6,558              81
Navigant International*                                      1,987   $          28
NCI Building Systems*                                        3,005              60
NCO Group*                                                   2,687              63
Nordson                                                      3,811              99
Northwest Airlines*                                          9,154              89
Old Dominion Freight Lines*                                  2,117              62
Orbital Sciences*                                            7,224              67
Oshkosh Truck                                                4,746             188
Overseas Shipholding Group                                   2,365              61
P A M Transportation Services*                                 896              18
Pacer International*                                         3,450              69
Paxar*                                                       4,109              53
Pegasus Solutions*                                           3,664              51
Penn Engineering & Manufacturing                             1,483              23
Perini*                                                      2,726              19
Portfolio Recovery Associates*                               1,663              42
Power-One*                                                  10,220             105
Prepaid Legal Services*                                      2,324              54
PRG-Schultz International*                                   5,780              33
PRIMEDIA*                                                   26,281              75
Princeton Review*                                            2,595              17
Quanta Services*                                            11,481              95
Quixote                                                        947              24
RailAmerica*                                                 4,537              39
Raven Industries                                               964              24
Rayovac*                                                     4,806              70
Regal Beloit                                                 3,553              72
Reliance Steel & Aluminum                                    3,626              80
Resources Connection*                                        2,916              71
Right Management Consultants*                                2,684              49
Roadway Express                                              1,810              88
Robbins & Myers                                              1,661              37
Rollins                                                      2,917              52
Roto Rooter                                                  1,517              54
ScanSoft*                                                   13,275              56
Schawk                                                       1,261              15
Schnitzer Steel Industries, Cl A                             1,370              41
SCS Transportation*                                          2,191              33
Sequa*                                                         556              24
Shaw Group*                                                  6,342              67
Simpson Manufacturing*                                       2,209              90
SkyWest                                                      8,949             155
Spherion*                                                    9,296              65
SPS Technologies*                                            1,264              57
Standard Register                                            1,783              30
Standex International                                        1,639              40
Stewart & Stevenson Services                                 4,215              63
Strattec Security*                                             458              22
Strayer Education                                            1,667             161
SureBeam*                                                   11,145              16
Sylvan Learning Systems*                                     5,207             142
Technical Olympic USA*                                         498              14
Tecumseh Products, Cl A                                      2,408              90
Teletech Holdings*                                           5,129              33
Tennant                                                      1,283              47
Tenneco Automotive*                                          6,772              43
Terex*                                                       6,861             127
Tetra Technologies*                                          7,862             157
Thomas & Betts*                                              6,692             106

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
Thomas Industries                                            1,443   $          41
Thomas Nelson                                                1,348              19
TRC*                                                         1,718              28
Tredegar                                                     4,529              68
Trex*                                                        1,168              36
Trinity Industries                                           5,515             143
Triumph Group*                                               2,112              63
U.S. Xpress Enterprises*                                       934              11
UniFirst                                                     1,426              34
United Capital*                                                484               9
United Industrial                                            1,434              23
United Rentals*                                              8,966             144
United Stationers*                                           4,786             180
Universal Forest Products                                    2,516              61
UNOVA*                                                       7,216             106
URS*                                                         2,558              50
USF                                                          4,238             133
USG*                                                         5,736              99
Valence Technology*                                          7,683              26
Valmont Industries                                           2,138              42
ValueClick*                                                 10,359              87
Vicor*                                                       2,882              27
Volt Information Sciences*                                   1,272              21
Wabash National*                                             4,025              64
Washington Group International*                              3,733             101
Waste Connections*                                           3,964             139
Watsco                                                       2,859              55
Watson Wyatt & Company Holdings*                             4,988             112
WD-40 Company                                                2,406              76
William Lyon Homes*                                            771              39
Wilson Greatbatch Technologies*                              3,119             112
Woodward Governor                                            1,389              61
Yellow*                                                      4,663             139
York International                                           6,224             215
                                                                     -------------
                                                                            17,351
                                                                     -------------
INFORMATION TECHNOLOGY - 19.3%
Actel*                                                       3,444              83
ActivCard*                                                   5,185              43
Activision*                                                 13,779             165
Adaptec*                                                    16,820             127
Advanced Digital Information*                                9,711             136
Advent Software*                                             5,018              81
Aeroflex*                                                    8,198              73
Agile Software*                                              6,777              65
Agilysys                                                     4,179              37
Akamai Technologies*                                        17,648              76
Alliance Semiconductor*                                      3,181              17
Alloy*                                                       6,705              38
Allscripts Healthcare Solutions*                             3,680              15
Altiris*                                                     1,324              35
American Management Systems*                                 6,616              84
Analogic                                                     1,139              55
Anaren Microwave*                                            3,408              43
Andrew*                                                     23,166             285
Anixter International*                                       4,883             111
Ansoft*                                                      1,013              10
ANSYS*                                                       2,324              83
Anteon International*                                        2,790              85
Applied Films*                                               1,748              52
aQuantive*                                                   6,157   $          57
Ariba*                                                      44,945             137
Arris Group*                                                 7,864              45
Artisan Components*                                          2,455              41
Ascential Software*                                          9,094             169
AsiaInfo Holdings*                                           4,402              30
Ask Jeeves*                                                  5,424              94
Aspect Communication*                                        4,684              39
Aspen Technology*                                            5,421              21
Asyst Technologies*                                          6,587              93
Atari*                                                       1,179               5
ATMI*                                                        4,200             106
Audiovox*                                                    2,608              33
Autobytel*                                                   4,132              39
Avanex*                                                      9,057              44
Avid Technology*                                             4,440             235
Axcelis Technologies*                                       15,431             127
Bankrate*                                                      833              12
BARRA*                                                       2,202              83
BEI Technologies                                             1,631              25
Bel Fuse                                                     1,440              38
Benchmark Electronics*                                       3,866             163
Black Box                                                    2,665             106
Borland Software*                                           11,099             102
Brillian*                                                      807               7
Broadvision*                                                 3,792              19
Brooks Automation*                                           6,015             126
Cable Design Technologies*                                   6,289              50
Cabot Microelectronics*                                      2,882             161
Caci International, Cl A*                                    4,509             193
Catapult Communications*                                       885              11
C-COR.net*                                                   4,818              32
Centillium Communications*                                   4,599              33
Cepheid*                                                     4,245              20
Charles River Associates*                                    1,079              31
ChipPAC, Cl A*                                               7,489              44
CIBER*                                                       7,931              60
Cirrus Logic*                                               10,862              60
CMGI*                                                       57,891              90
CNET Networks*                                              15,842             112
Cognex                                                       5,319             140
Coherent*                                                    4,598             113
Cohu                                                         3,178              62
CommScope*                                                   7,626              92
Compucom Systems*                                            3,474              15
Computer Horizons*                                           4,631              17
Computer Network Technology*                                 4,031              35
Computer Programs & Systems                                    899              16
Comtech Telecommunications*                                  1,737              42
Concord Communications*                                      2,408              32
Concur Technologies*                                         3,388              40
Concurrent Computer*                                         9,277              35
Conexant Systems*                                           42,002             238
Convera*                                                     1,653               7
Corvis*                                                     47,968              61
Cray*                                                       10,248             113
Credence Systems*                                            9,901             114
CSG Systems International*                                   8,204             121
CTS                                                          5,054              62

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
CyberGuard*                                                  1,596   $          15
Cymer*                                                       5,417             223
Daktronics*                                                  2,176              35
Datastream Systems*                                          2,655              21
Dendrite International*                                      4,654              71
Digimarc*                                                    1,408              21
Digital Insight*                                             4,554              91
Digital River*                                               4,269             117
DigitalThink*                                                5,206              13
Digitas*                                                     2,389              17
Diodes*                                                        664              14
Dionex*                                                      2,614             103
Ditech Communications*                                       3,950              35
Documentum*                                                  6,900             147
Dot Hill Systems*                                            4,181              58
Drexler Technology*                                          1,183              17
DSP Group*                                                   4,300             107
DuPont Photomasks*                                           1,797              41
E.piphany*                                                   8,233              41
EarthLink*                                                  18,482             152
Echelon*                                                     4,244              51
Eclipsys*                                                    5,451              87
eCollege.com*                                                1,804              36
Electro Rent*                                                2,655              33
Electronics for Imaging*                                     7,277             170
Embarcadero Technologies*                                    2,192              22
EMS Technologies*                                            1,599              27
Entegris*                                                    8,279              94
Enterasys Networks*                                         31,859             127
Entrust*                                                     7,399              36
Epicor Software*                                             5,928              53
EPIQ Systems*                                                1,941              33
ESS Technology*                                              4,512              49
eUniverse* (c)                                               2,194               5
Exar*                                                        6,277              89
Excel Technologies*                                          1,345              34
Extreme Networks*                                           15,129              95
F5 Networks*                                                 3,486              67
FalconStor Software*                                         5,023              31
Fargo Electronics*                                           1,594              20
FEI*                                                         3,836              90
Filenet*                                                     5,329             107
FindWhat.com*                                                1,641              28
Finisar*                                                    21,614              49
FLIR Systems*                                                5,171             132
Forrester Research*                                          2,105              30
Franklin Electric                                            1,331              74
FreeMarkets*                                                 5,474              43
Gartner, Cl A*                                              12,252             135
Gateway*                                                    34,000             192
General Binding*                                               831               9
Genesis Microchip*                                           4,892              55
Gerber Scientific*                                           3,188              23
Global Imaging Systems*                                      2,132              52
GlobespanVirata*                                            16,554             120
Group 1 Software*                                            1,404              25
GSI Commerce*                                                2,280              23
Handspring*                                                  8,222               9
Harmonic*                                                    8,940              56
Harris Interactive*                                          6,280   $          44
Helix Technology                                             4,093              67
Homestore*                                                  15,543              43
Hutchinson Technology*                                       3,589             119
Hypercom*                                                    3,821              21
Hyperion Solutions*                                          5,714             165
Identix*                                                    14,954              78
IDX Systems*                                                 2,623              61
iGATE*                                                       3,224              19
Inet Technologies*                                           1,919              25
InFocus*                                                     5,479              27
Informatica*                                                11,048              82
InfoSpace*                                                   4,040              82
Innovex*                                                     2,350              23
Insituform Technologies, Cl A*                               3,558              63
Integral Systems*                                            1,467              27
Integrated Defense Technologies*                             1,467              25
Integrated Silicon Solution*                                 4,236              42
InteliData Technologies*                                     7,247              17
InterCept*                                                   2,743              37
Intergraph*                                                  7,225             168
Interland*                                                   4,016              31
Intermagnetics General*                                      2,434              54
Internet Security Systems*                                   5,829              73
Inter-Tel                                                    2,750              68
InterVoice*                                                  5,047              45
Interwoven*                                                 15,224              40
Iomega*                                                      8,052              90
iPayment*                                                      785              18
Itron*                                                       3,013              60
IXIA*                                                        3,515              38
IXYS*                                                        2,704              25
JDA Software*                                                4,475              67
JNI*                                                         3,477              24
Kana Software*                                               3,560              14
Keane*                                                       8,098             103
Keithley Instruments                                         1,819              26
KEMET*                                                      13,524             172
Keynote Systems*                                             2,858              33
KFX*                                                         3,716              19
Komag*                                                       3,529              62
Kopin*                                                      10,887              75
Kronos*                                                      3,108             164
Kulicke & Soffa*                                             8,555              93
Lattice Semiconductor*                                      15,863             113
Lawson Software*                                             6,262              44
Legato Systems*                                             13,554             152
Lexar Media*                                                 8,364             143
Lifeline Systems*                                              721              23
Lionbridge Technologies*                                     3,337              25
LookSmart*                                                  11,968              38
LTX*                                                         7,774              88
Magma Design Automation*                                     3,283              64
Manhattan Associates*                                        3,414              88
ManTech International*                                       2,026              50
Manugistics Group*                                          11,131              61
MAPICS*                                                      2,638              26
MarketWatch.com*                                               910               8
MatrixOne*                                                   6,356              31

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
Mattson Technology*                                          4,211   $          38
Mentor Graphics*                                            10,575             185
Methode Electronics, Cl A                                    4,928              58
Metrologic Instruments*                                        424              15
Micrel*                                                      8,779             107
Micro Systems*                                               2,435              83
MicroAge* (c)                                                3,579              --
Micromuse*                                                   8,580              70
Microsemi*                                                   4,543              69
MicroStrategy*                                               1,488              68
Mindspeed Technologies*                                     16,755              90
MKS Instruments*                                             4,099              89
Mobius Management Systems*                                   1,151               9
Monolithic System Technology*                                3,327              28
Moog, Cl A*                                                  2,837             111
MRO Software*                                                2,835              39
MRV Communications*                                         16,360              46
MSC.Software*                                                3,700              27
MTS Systems                                                  3,118              47
Mykrolis*                                                    5,201              63
Nassda*                                                      2,100              17
National Processing*                                         1,088              21
Neoforma*                                                    1,222              17
Neoware Systems*                                             2,077              35
Net2Phone*                                                   3,825              24
Netegrity*                                                   4,868              49
NetIQ*                                                       8,368             100
NetRatings*                                                  1,589              15
NetScout Systems*                                            2,987              15
Network Equip Technologies*                                  3,400              31
Network Plus* (c)                                            1,155              --
New England Business Service                                 1,577              42
New Focus*                                                   8,455              38
Newport*                                                     6,069              86
NIC*                                                         4,609              22
Nuance Communications*                                         870               5
Nyfix*                                                       3,869              22
Omnicell*                                                    2,129              35
OmniVision Technologies*                                     3,226             136
ON Semiconductor*                                            4,525              19
Openwave System*                                            28,339             120
Oplink Communications*                                      21,201              54
OPNET Technologies*                                          1,705              21
Opsware*                                                     7,499              55
Optical Communication Products*                              2,480               6
OSI Systems*                                                 1,943              34
Overland Storage*                                            1,161              17
Overture Services*                                           9,992             265
Packeteer*                                                   4,130              50
Palm*                                                        4,560              89
Parametric Technology*                                      33,552             105
Park Electrochemical                                         2,704              62
ParthusCeva*                                                 2,169              19
PC-tel*                                                      2,904              31
PDF Solutions*                                               2,258              25
PEC Solutions*                                               1,346              20
Pegasus Communications*                                        464               7
Pegasystems*                                                 1,524              11
Pemstar*                                                     3,822              14
Pericom Semiconductor*                                       3,162   $          32
Perot Systems, Cl A*                                        11,492             115
Photon Dynamics*                                             2,508              73
Photronics*                                                  4,476              95
Pinnacle Systems*                                            9,038              76
Pixelworks*                                                  5,366              46
Planar Systems*                                              2,071              44
Plantronics*                                                 6,287             150
Plexus*                                                      6,284              98
Plug Power*                                                  3,647              19
Portal Software*                                             4,388              64
Powell Industries*                                           1,047              18
Power Integrations*                                          4,031             134
Powerwave Technologies*                                     10,350              69
PracticeWorks*                                               2,791              60
Presstek*                                                    4,800              35
Progress Software*                                           3,863              83
ProQuest*                                                    3,727              98
Proxim, Cl A*                                               17,978              27
Pumatech*                                                    5,481              26
QAD*                                                         1,624              18
Quality Systems*                                               499              20
Quantum*                                                    22,154              68
Quest Software*                                              6,161              75
Radiant Systems*                                             2,583              16
RadiSys*                                                     2,656              48
Rainbow Technologies*                                        3,639              33
Register.com*                                                4,829              22
REMEC*                                                       8,959              91
Renaissance Learning*                                        1,153              27
Research Frontiers*                                          1,517              17
Retek*                                                       8,441              57
RF Micro Devices*                                           26,957             250
Richardson Electronics                                         830               9
Riverstone Networks*                                        19,319              19
Rofin-Sinar Technologies*                                    1,895              40
Rogers*                                                      2,356              73
Roper Industries                                             4,294             187
Roxio*                                                       4,316              37
RSA Security*                                                7,476             107
Rudolph Technologies*                                        1,722              33
S1*                                                         10,255              52
Safeguard Scientifics*                                      18,714              64
SAFENET*                                                     1,671              60
SAFLINK*                                                     3,888              18
Sanchez Computer Associates*                                 2,178               8
Sapient*                                                    11,436              41
SBS Technologies*                                            1,934              21
ScanSource*                                                  1,580              58
SeaChange International*                                     3,515              44
Secure Computing*                                            5,016              59
SeeBeyond Technologies*                                      7,094              18
Semitool*                                                    2,503              20
Semtech*                                                     9,210             170
SERENA Software*                                             3,566              66
Sigma Designs*                                               2,496              21
Silicon Graphics*                                           30,664              29
Silicon Image*                                              10,880              49
Silicon Storage Technology*                                 13,484             118

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
Siliconix*                                                     886   $          45
SimpleTech*                                                  1,200               9
SIPEX*                                                       3,755              29
Skyworks Solutions*                                         21,748             198
SM & A*                                                      1,905              22
Sohu.com*                                                    2,647              82
SonicWALL*                                                   7,619              44
SpectraLink*                                                 2,409              45
SPSS*                                                        1,887              32
SRA International, Cl A*                                     1,328              50
SS&C Technologies                                            1,123              22
Standard Microsystems*                                       1,802              49
StarTek                                                      1,615              52
Stellent*                                                    2,731              21
StorageNetworks*                                            15,089              25
Stratasys*                                                     681              29
Superconductor Technologies*                                 7,709              30
Supertex*                                                    1,332              24
Supportsoft*                                                 3,657              41
Sybase*                                                     13,670             233
Sykes Enterprises*                                           3,629              24
Symmetricom*                                                 5,681              36
Synaptics*                                                   2,402              26
Synplicity*                                                  1,941              11
Syntel                                                         974              22
Sypris Solutions                                               788              11
Systems & Computer Technologies*                             4,977              52
Take-Two Interactive Software*                               6,057             207
TALX                                                         2,009              49
Technitrol*                                                  6,304             116
Tekelec*                                                     7,983             125
Teledyne Technologies*                                       5,900              86
Terayon Communications*                                     10,259              59
TheStreet.com*                                               1,922               9
THQ*                                                         5,965              98
Three Five Systems*                                          3,229              18
TIBCO Software*                                             13,163              70
Tier Technologies*                                           2,177              19
Titan*                                                      12,456             260
Tollgrade Communications*                                    2,004              32
Tradestation Group*                                          2,571              19
Transaction Systems Architects, Cl A*                        5,781              96
Transmeta*                                                  17,487              49
Trimble Navigation*                                          4,965             115
TriQuint Semiconductor*                                     22,732             127
TriZetto Group*                                              4,582              31
TTM Technologies*                                            2,948              42
Turnstone Systems*                                           4,809              14
Tyler Technologies*                                          6,162              44
Ulticom*                                                     1,700              18
Ultratech Stepper*                                           3,155              89
United Online*                                               4,465             155
Universal Display*                                           2,221              23
Varian*                                                      4,591             144
Varian Semiconductor Equipment Associates*                   4,461             167
Vastera*                                                     4,142              21
Veeco Instruments*                                           3,577              71
Verint Systems*                                              1,376              29
Verity*                                                      3,098              40
Verso Technologies*                                         14,070   $          53
Vialta*                                                        133              --
Viasat*                                                      3,074              55
Vignette*                                                   35,719              82
Virage Logic*                                                1,929              15
Vitalworks*                                                  5,827              31
Vitesse Semiconductor*                                      32,245             206
Vitria Technology*                                           2,711              14
WatchGuard Technologies*                                     5,069              27
WebEx Communications*                                        3,774              72
webMethods*                                                  7,166              57
Websense*                                                    3,087              66
Westell Technologies, Cl A*                                  6,942              52
White Electronic Designs*                                    3,203              34
Wind River Systems*                                         11,878              68
Woodhead Industries                                          1,515              23
Xicor*                                                       3,904              36
X-Rite                                                       2,964              34
Zoran*                                                       6,356             124
Zygo*                                                        2,414              40
                                                                     -------------
                                                                            24,676
                                                                     -------------
MATERIALS - 4.0%
A. Schulman                                                  4,488              71
AK Steel Holdings*                                          14,325              29
Albemarle                                                    5,004             137
Allegheny Technologies                                      12,695              83
AMCOL International                                          2,750              34
Ameron International                                         1,043              34
Arch Chemicals                                               3,016              63
Arch Coal                                                    7,232             161
Bandag                                                       1,504              51
Brush Engineered Metals*                                     2,001              21
Buckeye Technologies*                                        4,439              40
Calgon Carbon                                                5,219              29
Cambrex                                                      2,855              65
Caraustar Industries*                                        5,756              50
Carpenter Technology                                         3,135              67
Centex Construction Products                                   973              43
Central Garden & Pet*                                        2,366              62
Century Aluminum*                                            1,942              21
Chesapeake                                                   2,223              50
Cleveland Cliffs*                                            1,334              34
Coeur D'Alene Mines*                                        32,267             100
Commercial Metals                                            3,939              72
Crompton                                                    17,942             104
Crown Holdings*                                             25,858             175
Deltic Timber                                                1,479              43
Ethyl*                                                       2,401              30
Ferro                                                        5,250             112
FMC*                                                         5,524             139
Fuller, H.B                                                  4,202             102
G & K Services, Cl A                                         2,681              94
Georgia Gulf                                                 4,370             102
Gibraltar Steel                                              1,433              32
Glatfelter                                                   4,290              51
GrafTech International*                                      8,600              69
Graphic Packaging*                                           3,706              19
Great Lakes Chemical                                         5,435             109
Hercules*                                                   15,544             176

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                 SHARES     VALUE (000)
----------------------------------------------------------------------------------
IMC Global                                                  16,996   $         109
Interface, Cl A*                                             7,028              38
Jarden*                                                      2,159              82
Liquidmetal Technologies*                                    2,592               8
Longview Fibre*                                              8,006              78
Louisiana Pacific*                                          16,407             226
MacDermid                                                    4,244             112
Material Sciences*                                           1,105              11
Millennium Chemicals*                                        9,955              95
Minerals Technologies                                        2,565             131
Myers Industries                                             3,045              30
NL Industries                                                1,059              17
NN                                                           1,535              20
Octel                                                        1,632              28
Olin                                                         8,435             133
OM Group*                                                    4,190              61
Omnova Solutions*                                            5,235              18
PolyOne*                                                    16,839              66
Pope & Talbot                                                2,382              36
Potlatch                                                     3,947             117
Quaker Chemicals                                             1,148              27
Quanex                                                       2,465              83
Raytech*                                                     1,271               4
Rock-Tenn, Cl A                                              3,777              55
Royal Gold                                                   2,686              49
RTI International Metals*                                    2,855              30
Ryerson Tull                                                 3,402              27
Seminis, Cl A                                                2,523              10
Silgan Holdings*                                             1,718              55
Solutia                                                     16,608              66
Spartech                                                     3,410              73
Steel Dynamics*                                              5,554              84
Stephan                                                        760              17
Stillwater Mining*                                           6,504              41
Symyx Technologies*                                          3,636              78
Texas Industries                                             3,229              79
USEC                                                         9,931              65
Valhi                                                        4,013              45
W R Grace & Company*                                         9,689              30
Watts Industries, Cl A                                       1,625              29
Wausau-Mosinee Paper                                         5,533              68
Westmoreland Coal*                                             988              14
                                                                     -------------
                                                                             5,119
                                                                     -------------
TELECOMMUNICATION SERVICES - 1.7%
Aether Systems*                                              5,169              24
AT Road*                                                     4,075              55
Boston Communications Group*                                 2,511              25
Centennial Communications, Cl A*                             1,416               7
Cincinnati Bell*                                            27,241             139
Commonwealth Telephone Enterprises*                          3,395             136
CT Communications                                            2,620              30
D & E Communications                                         1,887              27
Dobson Communications, Cl A*                                 2,939              24
General Communication*                                       8,132              68
Golden Telecom*                                              1,965              54
HickoryTech                                                  1,764              20
Hungarian Telephone & Cable*                                   527               5
Infonet Services, Cl B*                                     10,573              22
Intrado*                                                     2,139              49
J2 Global Communications*                                    2,610   $          99
McLeodUSA, Cl A*                                             9,026              13
Metro One Telecommunications*                                2,981              10
Neon Communications* (c)                                    34,093              --
NII Holdings, Class B*                                       1,901             113
North Pittsburgh                                             2,169              37
Price Communications*                                        6,107              76
Primus Telecommunications Group*                             8,644              58
PTEK Holdings*                                               6,461              53
Raindance Communications*                                    7,069              20
RCN*                                                        11,086              20
Redback Networks*                                           23,943              15
SBA Communications*                                          6,587              21
Shenandoah Telecommunications                                  442              17
Sonus Networks*                                             31,083             215
Stratex Networks*                                           15,238              59
SureWest Communications                                      2,166              72
Sycamore Networks*                                          25,883             127
Talk America Holdings*                                       4,101              47
Tellium*                                                    14,637              21
Time Warner Telecom, Cl A*                                   7,363              68
Triton PCS Holdings, Cl A*                                   3,237              14
Warwick Valley Telephone                                       253              20
Western Wireless, Cl A*                                      8,253             154
Wiltel Communications Group*                                 4,122              66
Wireless Facilities*                                         3,973              47
Young Broadcasting, Cl A*                                    1,924              38
                                                                     -------------
                                                                             2,185
                                                                     -------------
UTILITIES - 2.4%
Allegheny Energy*                                           19,853             181
American States Water                                        2,224              52
Aquila*                                                     28,842              97
Atmos Energy                                                 7,823             187
Avista                                                       7,205             112
Black Hills                                                  5,028             155
California Water Service                                     2,022              52
Cascade Natural Gas                                          1,416              28
Central Vermont Public Service                               1,855              41
CH Energy Group                                              1,842              81
Chesapeake Utilities                                           526              12
CLECO                                                        6,935             113
CMS Energy*                                                 21,272             157
Connecticut Water Services                                   1,083              29
El Paso Electric*                                            7,326              85
Empire District Electric                                     3,559              78
Energen                                                      5,193             188
IDACORP                                                      4,777             122
Laclede Group                                                2,601              70
Middlesex Water                                              1,032              25
New Jersey Resources                                         3,868             139
Northwestern Natural Gas                                     3,481             101
NUI                                                          2,358              35
Otter Tail                                                   4,026             105
PNM Resources                                                5,852             164
Semco Energy                                                 3,005              14
Sierra Pacific Resources*                                   20,187              98
SJW                                                            276              23
South Jersey Industries                                      1,746              66
Southern Union*                                              8,633             147

DESCRIPTION                                       SHARES/PAR (000)     VALUE (000)
----------------------------------------------------------------------------------
Southwest Gas                                                4,545   $         103
Southwest Water                                              2,373              33
Southwestern Energy*                                         5,540             100
UIL Holdings                                                 1,642              57
Unisource Energy Holding                                     4,233              81
                                                                     -------------
                                                                             3,131
                                                                     -------------
TOTAL COMMON STOCKS
   (Cost $115,383)                                                         120,185
                                                                     -------------
SHORT-TERM INVESTMENTS - 6.3%
U.S. TREASURY OBLIGATION - 0.5%
United States Treasury Bill (b)
   0.990%, 03/11/04                                  $         700             697
                                                                     -------------
TOTAL U.S. TREASURY OBLIGATION                                                 697
                                                                     -------------
RELATED PARTY MONEY MARKET FUND - 5.8%
First American Prime Obligations Fund, Cl Z (a)          7,477,487           7,478
                                                                     -------------
TOTAL RELATED PARTY MONEY MARKET FUND                                        7,478
                                                                     -------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $8,175)                                                             8,175
                                                                     -------------
INVESTMENTS PURCHASED WITH PROCEEDS FROM
 SECURITIES LENDING - 12.4%
COMMERCIAL PAPER - 1.3%
Bluegrass
   1.190%, 05/18/04                                             61              61
CS First Boston
   1.415%, 10/01/03                                            244             244
Danske Bank
   1.508%, 12/22/03                                            244             244
Independent IV
   1.216%, 04/15/04                                            159             159
K2 USA
   1.020%, 12/01/03                                            122             122
Leafs
   1.339%, 04/20/04                                            169             169
Mitten Mortgage
   1.130%, 10/08/03                                            171             171
Mortgage Interest Network
   1.110%, 10/15/03                                             61              61
   1.130%, 12/02/03                                            122             122
Orchard Park
   1.245%, 04/06/04                                             24              24
   1.220%, 07/06/04                                            271             271
                                                                     -------------
TOTAL COMMERCIAL PAPER                                                       1,648
                                                                     -------------
CORPORATE OBLIGATIONS - 2.8%
Allstate Life Global
   1.092%, 08/16/04                                            244             244
Bank of Scotland
   1.100%, 03/05/04                                            122             122
Castle Hill III
   1.176%, 09/16/04                                             73              73
Deutsche Bank
   1.430%, 12/31/03                                             98              98
   1.340%, 03/22/04                                            122             122
General Electric Capital Corporation
   1.150%, 07/09/07                                            122             122
Halogen Fund
   1.150%, 10/03/03                                            508             508
Lloyd's Bank
   1.100%, 03/05/04                                            244             244
Metlife Global Funding
   1.130%, 09/15/04                                  $         147   $         147
   1.147%, 04/28/08                                            103             103
Monet Trust
   1.210%, 12/28/03                                            244             244
Residential Mortgage Securities
   1.140%, 09/11/04                                            183             183
Sigma Finance
   1.268%, 08/09/04                                            244             244
SMM Trust 2002-M
   1.140%, 09/23/04                                            409             409
Svenska Handlsbankn
   1.100%, 03/03/04                                            244             244
   1.100%, 03/15/04                                             44              44
Wells Fargo Bank
   1.050%, 10/17/03                                            244             244
   1.060%, 10/31/03                                            171             171
                                                                     -------------
TOTAL CORPORATE OBLIGATIONS                                                  3,566
                                                                     -------------
MONEY MARKET FUNDS - 0.0%
AIM Short Term Liquid Asset Portfolio                        9,772              10
Merrill Lynch Premier Institutional Fund                    32,012              32
                                                                     -------------
TOTAL MONEY MARKET FUNDS                                                        42
                                                                     -------------
OTHER SHORT-TERM INVESTMENTS - 1.1%
Commonwealth Life
   1.430%, 11/01/03                                            123             123
General Electric Capital Assurance
   1.370%, 12/19/03                                             49              49
Liquid Funding
   1.130%, 8/23/04                                             122             122
   1.130%, 9/14/04                                             122             122
Premium Asset Trust 02-7
   0.110%, 06/01/04                                            364             364
Security Life Denver
   1.381%, 01/13/04                                            318             318
   1.490%, 03/15/04                                            244             244
                                                                     -------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                           1,342
                                                                     -------------
REPURCHASE AGREEMENTS - 7.2%
Bear Stearns
   1.240%, dated 9/30/03, matures
   10/1/03, repurchase price $488,847
   (collateralized by Various Securities: Total
   Market Value $498,591)                                      489             489
CS First Boston
   1.140%, dated 9/30/03, matures
   10/1/03, repurchase price $610,764
   (collateralized by U.S. Government
   Securities: Total Market Value $622,965)                    611             611
CS First Boston
   1.140%, dated 9/30/03, matures
   10/1/03, repurchase price $75,735
   (collateralized by U.S. Government
   Securities: Total Market Value $77,248)                      76              76
CS First Boston
   1.248%, dated 9/30/03, matures
   10/1/03, repurchase price $195,445
   (collateralized by Collateralized Mortgage
   Obligation: Total Market Value $205,216)                    196             196
Deutsche Bank
   1.080%, dated 9/30/03, matures
   10/1/03, repurchase price $122,153
   (collateralized by U.S. Government
   Securities: Total Market Value $124,592)                    122             122

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                              PAR (000)     VALUE (000)
----------------------------------------------------------------------------------
Deutsche Bank
   1.080%, dated 9/30/03, matures
   10/1/03, repurchase price $488,610
   (collateralized by U.S. Government
   Securities: Total Market Value $498,367)          $         489   $         489
Deutsche Bank
   1.248%, dated 9/30/03, matures
   10/1/03, repurchase price $977,225
   (collateralized by Corporate
   Securities: Total Market Value $1,026,050)                  977             977
Goldman Sachs
   1.268%, dated 9/30/03, matures
   10/1/03, repurchase price $366,459
   (collateralized by Corporate
   Securities: Total Market Value $384,689)                    366             366
Goldman Sachs
   1.330%, dated 9/30/03, matures
   10/1/03, repurchase price $244,307
   (collateralized by Various Securities: Total
   Market Value $251,854)                                      244             244
Goldman Sachs
   1.380%, dated 9/30/03, matures
   10/1/03, repurchase price $122,153
   (collateralized by Various Securities: Total
   Market Value $124,644)                                      122             122
Lehman Brothers
   1.120%, dated 9/30/03, matures
   10/1/03, repurchase price $671,840
   (collateralized by U.S. Government
   Securities: Total Market Value $685,257)                    672             672
Lehman Brothers
   1.130%, dated 9/30/03, matures
   10/1/03, repurchase price $244,305
   (collateralized by U.S. Government
   Securities: Total Market Value $249,193)                    244             244
Lehman Brothers
   1.388%, dated 9/30/03, matures
   10/1/03, repurchase price $488,595
   (collateralized by Various Securities: Total
   Market Value $495,110)                                      489             489
Lehman Brothers
   1.150%, dated 9/30/03, matures
   10/1/03, repurchase price $139,254
   (collateralized by Mortgage
   Obligations: Total Market Value $147,328)                   139             139
Merrill Lynch
   1.110%, dated 9/30/03, matures
   10/1/03, repurchase price $732,916
   (collateralized by U.S. Government
   Securities: Total Market Value $747,561)                    733             733
Merrill Lynch
   1.110%, dated 9/30/03, matures
   10/1/03, repurchase price $22,056
   (collateralized by U.S. Government
   Securities: Total Market Value $22,505)                      22              22
Merrill Lynch
   1.110%, dated 9/30/03, matures
   10/1/03, repurchase price $61,076
   (collateralized by U.S. Government
   Securities: Total Market Value $62,299)                      61              61
Merrill Lynch
   1.110%, dated 9/30/03, matures
   10/1/03, repurchase price $146,583
   (collateralized by U.S. Government
   Securities: Total Market Value $149,517)                    147             147
Merrill Lynch
   1.110%, dated 9/30/03, matures
   10/1/03, repurchase price $488,610
   (collateralized by U.S. Government
   Securities: Total Market Value $498,374)          $         489   $         489
Merrill Lynch
   1.110%, dated 9/30/03, matures
   10/1/03, repurchase price $610,763
   (collateralized by U.S. Government
   Securities: Total Market Value $622,965)                    611             611
Merrill Lynch
   1.130%, dated 9/30/03, matures
   10/1/03, repurchase price $488,611
   (collateralized by Asset-Backed and
   U.S. Government Securities:
   Total Market Value $498,384)                                489             489
Merrill Lynch
   1.308%, dated 9/30/03, matures
   10/1/03, repurchase price $488,613
   (collateralized by Corporate
   Securities: Total Market Value $513,026)                    489             489
Morgan Stanley
   1.258%, dated 9/30/03, matures
   10/1/03, repurchase price $129,482
   (collateralized by Asset-Backed
   Securities: Total Market Value $135,952)                    129             129
Morgan Stanley
   1.258%, dated 9/30/03, matures
   10/1/03, repurchase price $759,792
   (collateralized by Mortgage
   Obligations and Asset-Backed
   Securities: Total Market Value $797,929)                    760             760
                                                                     -------------
TOTAL REPURCHASE AGREEMENTS                                                  9,166
                                                                     -------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $15,764)                                                           15,764
                                                                     -------------
TOTAL INVESTMENTS - 112.6%
   (Cost $139,322)                                                         144,124
                                                                     -------------
OTHER ASSETS AND LIABILITIES, NET - (12.6)%                                (16,071)
                                                                     -------------
TOTAL NET ASSETS - 100.0%                                            $     128,053
                                                                     -------------

* Non-income producing security

(a) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

(b) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 7 in Notes to Financial Statements.

(c) Security is fair valued. As of September 30, 2003, the market value of these investments is $4,671 or 0.00% of total net assets. See note 2 in Notes to Financial Statements.

Cl -   Class

REIT - Real Estate Investment Trust

STATEMENTS OF ASSETS AND LIABILITIES September 30, 2003, in thousands, except for per share data

                                                                            EQUITY           MID CAP         SMALL CAP
                                                                        INDEX FUND        INDEX FUND        INDEX FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*+                  $    2,748,611    $      334,212    $      136,646
Investments in affiliated securities, at value**                            81,356             9,531             7,478
Cash                                                                            14                --                --
Dividends and interest receivable                                            2,427               147               111
Capital shares sold                                                          2,348               263                96
Prepaid expenses and other assets                                               70                12                11
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                             2,834,826           344,165           144,342
======================================================================================================================
LIABILITIES:
Payable upon return of securities loaned                                   733,775            88,364            15,764
Capital shares redeemed                                                     13,609             2,793               350
Variation margin payable                                                       773                75                80
Payable for advisory, co-administration, and
  custodian fees                                                               500                72                49
Distribution and shareholder servicing fees                                    131                 5                 3
Accrued expenses and other liabilities                                          40                41                43
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                          748,828            91,350            16,289
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                          $    2,085,998    $      252,815    $      128,053
======================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                   $    1,863,513    $      253,010    $      122,876
Undistributed net investment income                                            601                21                67
Accumulated net realized gain (loss)                                       (39,155)            3,991               525
Unrealized appreciation (depreciation) of investments                      262,291            (4,076)            4,802
Unrealized depreciation of futures contracts                                (1,252)             (131)             (217)
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                          $    2,085,998    $      252,815    $      128,053
======================================================================================================================
* Investments in unaffiliated securities, at cost                   $    2,487,040    $      338,288    $      131,844
**Investments in affiliated securities, at cost                     $       80,636    $        9,531    $        7,478
+ Including securities loaned, at value                             $      695,659    $       84,147    $       14,763

CLASS A:
Net assets                                                          $      158,324    $        5,332    $        3,480
Shares issued and outstanding ($0.0001 par value --
  2 billion authorized)                                                      8,466               514               303
Net asset value, and redemption price per share                     $        18.70    $        10.36    $        11.47
Maximum offering price per share (1)                                $        19.79    $        10.96    $        12.14
CLASS B:
Net assets                                                          $       71,624    $        2,419    $          993
Shares issued and outstanding ($0.0001 par value --
  2 billion authorized)                                                      3,875               236                88
Net asset value, offering price, and redemption
  price per share (2)                                               $        18.48    $        10.25    $        11.33
CLASS C:
Net assets                                                          $       31,330    $        1,756    $        1,268
Shares issued and outstanding ($0.0001 par value --
  2 billion authorized)                                                      1,685               171               111
Net asset value, and redemption price per share (2)                 $        18.59    $        10.28    $        11.43
Maximum offering price per share (3)                                $        18.78    $        10.38    $        11.55
CLASS S:
Net assets                                                          $       52,925    $        4,134    $        3,210
Shares issued and outstanding ($0.0001 par value --
  2 billion authorized)                                                      2,831               399               281
Net asset value, offering price, and redemption
  price per share                                                   $        18.70    $        10.36    $        11.41
CLASS Y:
Net assets                                                          $    1,771,795    $      239,174    $      119,102
Shares issued and outstanding ($0.0001 par value --
  2 billion authorized)                                                     94,787            23,060            10,348
Net asset value, offering price, and redemption
  price per share                                                   $        18.69    $        10.37    $        11.51

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
(2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.
(3) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the fiscal year ended September 30, 2003, in thousands

                                                                            EQUITY           MID CAP         SMALL CAP
                                                                        INDEX FUND        INDEX FUND        INDEX FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from unaffiliated securities                               $           77    $           12    $           10
Interest from affiliated securities                                            810               107                84
Dividends                                                                   30,840             2,489             1,301
Securities lending                                                             507                56                30
Other income                                                                   659                --                --
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     32,893             2,664             1,425
======================================================================================================================

EXPENSES:
Investment advisory fees                                                     4,478               551               419
Co-administration fees and expenses (including per account
  transfer agency fees)                                                      4,902               621               338
Custodian fees                                                                 179                22                10
Directors' fees                                                                 30                 4                 2
Registration fees                                                               14                29                20
Professional fees                                                               64                 8                 4
Printing                                                                        68                 9                 4
Other                                                                          150                60                52
Distribution and shareholder servicing fees - Class A                          376                10                 6
Distribution and shareholder servicing fees - Class B                          702                18                 6
Distribution and shareholder servicing fees - Class C                          296                12                 8
Shareholder servicing fees - Class S                                           120                10                13
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                              11,379             1,354               882
======================================================================================================================
Less: Fee waivers                                                           (3,258)             (200)             (136)
----------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                           8,121             1,154               746
======================================================================================================================
INVESTMENT INCOME - NET                                                     24,772             1,510               679
======================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FUTURES CONTRACTS - NET:
Net realized gain (loss) on investments                                     (3,233)            3,462              (183)
Net realized loss on in-kind distribution                                     (663)               --                --
Net realized gain on futures contracts                                       9,771             1,434               702
Net change in unrealized appreciation or depreciation of
  investments                                                              327,421            41,654            30,354
Net change in unrealized appreciation or depreciation of
  future contracts                                                           1,044               350               107
----------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                    334,340            46,900            30,980
======================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $      359,112    $       48,410    $       31,659
======================================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                              EQUITY                      MID CAP                    SMALL CAP
                                                          INDEX FUND                   INDEX FUND                   INDEX FUND
------------------------------------------------------------------------------------------------------------------------------
                                              10/1/02        10/1/01        10/1/02       10/1/01       10/1/02        10/1/01
                                                   TO             TO             TO            TO            TO             TO
                                              9/30/03        9/30/02        9/30/03       9/30/02       9/30/03        9/30/02
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                   $    24,772    $    20,971    $     1,510   $     1,425   $       679    $       769
Net realized gain (loss) on investments        (3,233)       (17,129)         3,462         5,952          (183)         2,012
Net realized gain (loss) on in-kind
  distributions                                  (663)        88,012             --         1,965            --            503
Net realized gain (loss) on futures
  contracts                                     9,771          3,192          1,471          (247)          702           (524)
Net change in unrealized appreciation
  or depreciation of investments              327,421       (480,909)        41,654       (25,621)       30,354        (26,213)
Net change in unrealized appreciation
  or depreciation of futures contracts          1,044         (3,348)           313          (473)          107           (324)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   359,112       (389,211)        48,410       (16,999)       31,659        (23,777)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                     (1,752)        (1,724)           (20)          (15)          (11)            (8)
   Class B                                       (330)          (183)            (1)           --            --             --
   Class C                                       (145)           (56)            (1)           --            (1)            --
   Class S                                       (570)          (434)           (18)          (16)          (33)           (68)
   Class Y                                    (21,115)       (18,598)        (1,472)       (1,389)         (639)          (641)
Net realized gain on investments:
   Class A                                         --             --            (97)         (123)           --             --
   Class B                                         --             --            (41)          (49)           --             --
   Class C                                         --             --            (26)           (1)           --             --
   Class S                                         --             --            (95)         (150)           --             --
   Class Y                                         --             --         (5,505)       (7,356)           --             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                           (23,912)       (20,995)        (7,276)       (9,099)         (684)          (717)
==============================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                         25,928         35,313          1,994         2,725         1,423          4,956
   Reinvestment of distributions                1,673          1,650            116           136            11              8
   Payments for redemptions                   (37,906)       (47,666)        (1,218)       (1,767)         (639)        (2,719)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class A transactions                   (10,305)       (10,703)           892         1,094           795          2,245
------------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                          5,525          9,748            731           712           513            474
   Reinvestment of distributions                  321            178             41            48            --             --
   Payments for redemptions                   (14,832)       (19,649)          (201)         (328)         (131)           (34)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class B transactions                    (8,986)        (9,723)           571           432           382            440
------------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                         13,645          6,194            843         1,044           744            592
   Reinvestment of distributions                  142             54             25             1             1             --
   Payments for redemptions                    (9,354)        (7,962)          (162)          (52)         (151)           (16)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class C transactions                     4,433         (1,714)           706           993           594            576
------------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                         27,976         33,391          1,734         2,554         1,887          4,483
   Reinvestment of distributions                  549            419             97           123            33             67
   Payments for redemptions                   (27,845)       (16,746)        (1,930)       (3,369)      (13,558)        (2,761)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class S transactions                       680         17,064            (99)         (692)      (11,638)         1,789
------------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                        890,946        608,090        114,594       104,570        51,061        116,156
   Reinvestment of distributions               15,659         14,444          5,064         6,651           372            402
   Payments for redemptions                  (547,725)      (720,539)      (117,836)      (64,557)      (55,592)       (54,512)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class Y transactions                   358,880        (98,005)         1,822        46,664        (4,159)        62,046
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from capital share transactions             344,702       (103,081)         3,892        48,491       (14,026)        67,096
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets       679,902       (513,287)        45,026        22,393        16,949         42,602
NET ASSETS AT BEGINNING OF PERIOD           1,406,096      1,919,383        207,789       185,396       111,104         68,502
==============================================================================================================================
NET ASSETS AT END OF PERIOD               $ 2,085,998    $ 1,406,096    $   252,815   $   207,789   $   128,053    $   111,104
==============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME AT
  END OF PERIOD                           $       601    $       427    $        21   $        17   $        67    $        53
==============================================================================================================================

(1)  See note 5 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

                 (This page has been left blank intentionally.)

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                                    REALIZED AND
                                  NET ASSET                           UNREALIZED          DIVIDENDS
                                      VALUE               NET              GAINS           FROM NET      DISTRIBUTIONS
                                  BEGINNING        INVESTMENT        (LOSSES) ON         INVESTMENT           FROM NET
                                  OF PERIOD     INCOME (LOSS)        INVESTMENTS             INCOME     REALIZED GAINS
----------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
Class A
  2003 (1)                  $         15.31   $          0.21    $          3.38    $         (0.20)    $           --
  2002 (1)                            19.50              0.18              (4.19)             (0.18)                --
  2001 (1)                            27.75              0.18              (7.43)             (0.17)             (0.83)
  2000                                25.52              0.17               2.91              (0.17)             (0.68)
  1999                                20.61              0.21               5.36              (0.22)             (0.44)
Class B
  2003 (1)                  $         15.13   $          0.08    $          3.35    $         (0.08)    $           --
  2002 (1)                            19.29              0.03              (4.15)             (0.04)                --
  2001 (1)                            27.49                --              (7.35)             (0.02)             (0.83)
  2000                                25.34                --               2.84              (0.01)             (0.68)
  1999                                20.49              0.05               5.30              (0.06)             (0.44)
Class C
  2003 (1)                  $         15.23   $          0.08    $          3.36    $         (0.08)    $           --
  2002 (1)                            19.41              0.03              (4.17)             (0.04)                --
  2001 (1)                            27.66                --              (7.40)             (0.02)             (0.83)
  2000                                25.48                --               2.88              (0.02)             (0.68)
  1999 (2)                            25.35              0.06               0.13              (0.06)                --
Class S (1)
  2003                      $         15.30   $          0.21    $          3.39    $         (0.20)    $           --
  2002                                19.50              0.18              (4.20)             (0.18)                --
  2001 (3)                            18.80                --               0.70                 --                 --
Class Y
  2003 (1)                  $         15.30   $          0.25    $          3.38    $         (0.24)    $           --
  2002 (1)                            19.49              0.23              (4.19)             (0.23)                --
  2001 (1)                            27.74              0.23              (7.42)             (0.23)             (0.83)
  2000                                25.51              0.23               2.91              (0.23)             (0.68)
  1999                                20.60              0.28               5.35              (0.28)             (0.44)
----------------------------------------------------------------------------------------------------------------------
MID CAP INDEX FUND (4)
Class A
  2003 (1)                  $          8.51   $          0.04    $          2.08    $         (0.04)    $        (0.23)
  2002 (1)                             9.38              0.04              (0.49)             (0.04)             (0.38)
  2001 (1) (5)                        12.56              0.05              (2.11)             (0.05)             (1.07)
  2000 (6) (7)                        10.00              0.04               2.56              (0.04)                --
Class B
  2003 (1)                  $          8.44   $         (0.03)   $          2.07    $            --     $        (0.23)
  2002 (1)                             9.33             (0.03)             (0.48)                --              (0.38)
  2001 (1) (5)                        12.52                --              (2.12)                --              (1.07)
  2000 (6) (7)                        10.00             (0.01)              2.56              (0.03)                --
Class C (1)
  2003                      $          8.47   $         (0.03)   $          2.07    $            --     $        (0.23)
  2002                                 9.38             (0.02)             (0.51)                --              (0.38)
  2001 (3)                             9.07                --               0.31                 --                 --
Class S (1)
  2003                      $          8.50   $          0.04    $          2.09    $         (0.04)    $        (0.23)
  2002                                 9.38              0.04              (0.50)             (0.04)             (0.38)
  2001 (8)                            11.07              0.04              (1.67)             (0.06)                --
Class Y
  2003 (1)                  $          8.51   $          0.06    $          2.09    $         (0.06)    $        (0.23)
  2002 (1)                             9.38              0.06              (0.49)             (0.06)             (0.38)
  2001 (1) (5)                        12.55              0.08              (2.11)             (0.07)             (1.07)
  2000 (6) (7)                        10.00              0.08               2.55              (0.08)                --
----------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX FUND (9)
Class A
  2003 (1)                  $          8.55   $          0.04    $          2.92    $         (0.04)    $           --
  2002 (1)                             9.68              0.05              (1.13)             (0.05)                --
  2001 (1) (5)                        12.23             (0.01)             (1.49)                --              (1.05)
  2000 (10)                           10.18             (0.01)              2.20                 --              (0.14)
  1999 (11) (12)                      10.00                --               0.19              (0.01)                --
Class B (1)
  2003                      $          8.47   $         (0.03)   $          2.90    $         (0.01)    $           --
  2002                                 9.63             (0.03)             (1.13)                --                 --
  2001 (13)                           10.97             (0.01)             (1.33)                --                 --
Class C (1)
  2003                      $          8.54   $         (0.03)   $          2.93    $         (0.01)    $           --
  2002                                 9.68             (0.03)             (1.11)                --                 --
  2001 (3)                             9.49                --               0.19                 --                 --
Class S
  2003 (1)                  $          8.52   $          0.05    $          2.88    $         (0.04)    $           --
  2002 (1)                             9.64              0.05              (1.12)             (0.05)                --
  2001 (1) (5)                        12.19             (0.01)             (1.49)                --              (1.05)
  2000 (10)                           10.17             (0.01)              2.18              (0.01)             (0.14)
  1999 (11) (12)                      10.00                --               0.17                 --                 --
Class Y
  2003 (1)                  $          8.57   $          0.07    $          2.94    $         (0.07)    $           --
  2002 (1)                             9.70              0.07              (1.13)             (0.07)                --
  2001 (1) (5)                        12.24              0.02              (1.50)             (0.01)             (1.05)
  2000 (10)                           10.19              0.02               2.19              (0.02)             (0.14)
  1999 (11) (12)                      10.00              0.01               0.19              (0.01)                --

(1)  Per share data calculated using average shares outstanding method.
(2) Class of shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(3) Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) The financial highlights for the Mid Cap Index Fund as set forth herein include the historical financial highlights of the Firstar Mid Cap Index Fund. The assets of the Firstar Fund were acquired by the First American Mid Cap Index Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Mid Cap Index Fund were exchanged for Class A shares of the First American Mid Cap Index Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.
(5)  For the period November 1, 2000 to September 30, 2001. Effective in
     2001, the Fund's fiscal year end changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(6) Commenced operations on November 4, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(7)  For the fiscal period ended October 31.

The accompanying notes are an integral part of the financial statements.

                                                                                                           RATIO OF NET
                                  NET ASSET                                                 RATIO OF         INVESTMENT
                                      VALUE                            NET ASSETS        EXPENSES TO      INCOME (LOSS)
                                     END OF             TOTAL              END OF            AVERAGE         TO AVERAGE
                                     PERIOD       RETURN (14)        PERIOD (000)         NET ASSETS         NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
Class A
  2003 (1)                  $         18.70             23.58%    $       158,324               0.62%              1.22%
  2002 (1)                            15.31            (20.75)            139,007               0.62               0.91
  2001 (1)                            19.50            (26.95)            188,410               0.60               0.74
  2000                                27.75             12.11             134,180               0.60               0.62
  1999                                25.52             27.30             110,439               0.60               0.85
Class B
  2003 (1)                  $         18.48             22.72%    $        71,624               1.37%              0.47%
  2002 (1)                            15.13            (21.40)             66,835               1.37               0.16
  2001 (1)                            19.29            (27.49)             95,586               1.35              (0.01)
  2000                                27.49             11.25             121,092               1.35              (0.13)
  1999                                25.34             26.38              99,054               1.35               0.10
Class C
  2003 (1)                  $         18.59             22.65%    $        31,330               1.37%              0.47%
  2002 (1)                            15.23            (21.38)             21,637               1.37               0.16
  2001 (1)                            19.41            (27.51)             29,560               1.35              (0.01)
  2000                                27.66             11.32              34,811               1.35              (0.13)
  1999 (2)                            25.48              0.76              16,861               1.35               0.07
Class S (1)
  2003                      $         18.70             23.66%    $        52,925               0.62%              1.22%
  2002                                15.30            (20.79)             42,964               0.62               0.93
  2001 (3)                            19.50              3.72              38,220               0.72               0.89
Class Y
  2003 (1)                  $         18.69             23.89%    $     1,771,795               0.37%              1.46%
  2002 (1)                            15.30            (20.56)          1,135,653               0.37               1.16
  2001 (1)                            19.49            (26.78)          1,567,607               0.35               0.99
  2000                                27.74             12.38           1,400,086               0.35               0.87
  1999                                25.51             27.61           1,206,072               0.35               1.11
-----------------------------------------------------------------------------------------------------------------------
MID CAP INDEX FUND (4)
Class A
  2003 (1)                  $         10.36             25.45%    $         5,332               0.75%              0.45%
  2002 (1)                             8.51             (5.45)              3,581               0.75               0.37
  2001 (1) (5)                         9.38            (17.60)              2,972               0.75               0.51
  2000 (6) (7)                        12.56             26.48               1,918               0.75               0.75
Class B
  2003 (1)                  $         10.25             24.63%    $         2,419               1.50%             (0.30)%
  2002 (1)                             8.44             (6.07)              1,475               1.50              (0.37)
  2001 (1) (5)                         9.33            (18.15)              1,265               1.50              (0.24)
  2000 (6) (7)                        12.52             25.65                 905               1.50                 --
Class C (1)
  2003                      $         10.28             24.55%    $         1,756               1.50%             (0.30)%
  2002                                 8.47             (6.22)                795               1.50              (0.37)
  2001 (3)                             9.38              3.42                  --                 --                 --
Class S (1)
  2003                      $         10.36             25.60%    $         4,134               0.75%              0.46%
  2002                                 8.50             (5.56)              3,393               0.75               0.37
  2001 (8)                             9.38            (14.77)              4,301               0.75               0.47
Class Y
  2003 (1)                  $         10.37             25.86%    $       239,174               0.50%              0.71%
  2002 (1)                             8.51             (5.23)            198,545               0.50               0.63
  2001 (1) (5)                         9.38            (17.34)            176,857               0.50               0.75
  2000 (6) (7)                        12.55             26.62             125,881               0.50               1.00
-----------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX FUND (9)
Class A
  2003 (1)                  $         11.47             34.77%    $         3,480               0.93%              0.42%
  2002 (1)                             8.55            (11.28)              1,908               0.93               0.46
  2001 (1) (5)                         9.68            (12.76)                341               0.91              (0.07)
  2000 (10)                           12.23             21.81                 177               0.99              (0.11)
  1999 (11) (12)                      10.18              1.86                 134               1.00              (0.15)
Class B (1)
  2003                      $         11.33             33.87%    $           993               1.68%             (0.33)%
  2002                                 8.47            (12.03)                424               1.68              (0.29)
  2001 (13)                            9.63            (12.11)                107               1.65              (0.84)
Class C (1)
  2003                      $         11.43             33.94%    $         1,268               1.68%             (0.33)%
  2002                                 8.54            (11.72)                447               1.68              (0.26)
  2001 (3)                             9.68              2.11                  --                 --                 --
Class S
  2003 (1)                  $         11.41             34.54%    $         3,210               0.93%              0.52%
  2002 (1)                             8.52            (11.26)             13,576               0.93               0.42
  2001 (1) (5)                         9.64            (12.82)             13,886               0.88              (0.05)
  2000 (10)                           12.19             21.54              18,057               0.99              (0.11)
  1999 (11) (12)                      10.17              1.74              14,955               0.92              (0.06)
Class Y
  2003 (1)                  $         11.51             35.23%    $       119,102               0.68%              0.68%
  2002 (1)                             8.57            (11.09)             94,749               0.68               0.68
  2001 (1) (5)                         9.70            (12.56)             54,169               0.66               0.19
  2000 (10)                           12.24             21.93              60,771               0.69               0.19
  1999 (11) (12)                      10.19              2.01              45,331               0.68               0.18

                                   RATIO OF       RATIO OF NET
                                EXPENSES TO         INVESTMENT
                                    AVERAGE      INCOME (LOSS)
                                 NET ASSETS     TO AVERAGE NET           PORTFOLIO
                                 (EXCLUDING    ASSETS (EXCLUD-            TURNOVER
                                   WAIVERS)       ING WAIVERS)                RATE
----------------------------------------------------------------------------------
EQUITY INDEX FUND
Class A
  2003 (1)                             0.80%              1.04%                  1%
  2002 (1)                             0.80               0.73                   8
  2001 (1)                             1.14               0.20                   6
  2000                                 1.14               0.08                  16
  1999                                 1.14               0.31                   7
Class B
  2003 (1)                             1.55%              0.29%                  1%
  2002 (1)                             1.55              (0.02)                  8
  2001 (1)                             1.89              (0.55)                  6
  2000                                 1.89              (0.67)                 16
  1999                                 1.89              (0.44)                  7
Class C
  2003 (1)                             1.55%              0.29%                  1%
  2002 (1)                             1.55              (0.02)                  8
  2001 (1)                             1.89              (0.55)                  6
  2000                                 1.89              (0.67)                 16
  1999 (2)                             1.89              (0.47)                  7
Class S (1)
  2003                                 0.80%              1.04%                  1%
  2002                                 0.80               0.75                   8
  2001 (3)                             1.20               0.41                   6
Class Y
  2003 (1)                             0.55%              1.28%                  1%
  2002 (1)                             0.55               0.98                   8
  2001 (1)                             0.89               0.45                   6
  2000                                 0.89               0.33                  16
  1999                                 0.89               0.57                   7
----------------------------------------------------------------------------------
MID CAP INDEX FUND (4)
Class A
  2003 (1)                             0.84%              0.36%                 23%
  2002 (1)                             0.83               0.29                  19
  2001 (1) (5)                         0.80               0.46                  43
  2000 (6) (7)                         0.90               0.60                  45
Class B
  2003 (1)                             1.59%             (0.39)%                23%
  2002 (1)                             1.58              (0.45)                 19
  2001 (1) (5)                         1.54              (0.28)                 43
  2000 (6) (7)                         1.65              (0.15)                 45
Class C (1)
  2003                                 1.59%             (0.39)%                23%
  2002                                 1.58              (0.45)                 19
  2001 (3)                               --                 --                  43
Class S (1)
  2003                                 0.84%              0.37%                 23%
  2002                                 0.83               0.29                  19
  2001 (8)                             0.80               0.42                  43
Class Y
  2003 (1)                             0.59%              0.62%                 23%
  2002 (1)                             0.58               0.55                  19
  2001 (1) (5)                         0.53               0.72                  43
  2000 (6) (7)                         0.65               0.85                  45
----------------------------------------------------------------------------------
SMALL CAP INDEX FUND (9)
Class A
  2003 (1)                             1.05%              0.30%                 41%
  2002 (1)                             1.09               0.30                  49
  2001 (1) (5)                         0.94              (0.10)                102
  2000 (10)                            1.09              (0.21)                 32
  1999 (11) (12)                       1.14              (0.29)                 35
Class B (1)
  2003                                 1.80%             (0.45)%                41%
  2002                                 1.84              (0.45)                 49
  2001 (13)                            1.69              (0.88)                102
Class C (1)
  2003                                 1.80%             (0.45)%                41%
  2002                                 1.84              (0.42)                 49
  2001 (3)                               --                 --                 102
Class S
  2003 (1)                             1.05%              0.40%                 41%
  2002 (1)                             1.09               0.26                  49
  2001 (1) (5)                         0.91              (0.08)                102
  2000 (10)                            1.09              (0.21)                 32
  1999 (11) (12)                       1.12              (0.26)                 35
Class Y
  2003 (1)                             0.80%              0.56%                 41%
  2002 (1)                             0.84               0.52                  49
  2001 (1) (5)                         0.68               0.17                 102
  2000 (10)                            1.09              (0.21)                 32
  1999 (11) (12)                       1.13              (0.27)                 35

(8) Class of shares have been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(9) The financial highlights for the Small Cap Index Fund as set forth herein include the historical financial highlights of the Firstar Small Cap Index Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Index Fund on September 24, 2001. In connection with such acquisition, (I) Class A shares of the Firstar Small Cap Index Fund were exchanged for Class A shares of the First American Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund,
     (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.
(10) For the period December 1, 1999 to October 31, 2000. Effective in 2001, the Fund's fiscal year end changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
(11) Commenced operations on December 30, 1998. All ratios for the period have been annualized, except total return and portfolio turnover.
(12) For the fiscal period ended November 30.
(13) Class of shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(14) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

NOTES TO FINANCIAL STATEMENTS September 30, 2003

1 > Organization

    The First American Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund (each a " Fund" and collectively, the " Funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF") which is a member of the First American Family of Funds. FAIF currently offers 37 funds, including the Funds. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the Funds' board of directors to create additional funds in the future.

    The Funds offer Class A, Class B, Class C, Class S, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front-end sales charge, are subject to a contingent deferred sales charge for 18 months, and will not convert to Class A shares. Class S and Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

    The Funds' prospectuses provide descriptions of each Fund's investment objective, policies and strategies. All classes of shares have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes.

2 > Summary of Significant Accounting Policies

    The significant accounting policies followed by the Funds are as follows:

    SECURITY VALUATIONS - Security valuations for the Funds' investments are furnished by independent pricing services that have been approved by the Funds' board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the Funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last price is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds' board of directors. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of September 30, 2003, the Equity Index Fund and Small Cap Index Fund had fair valued securities with a total market value of $1,372 and $4,671 respectively, or 0.0% of total net assets for both funds, respectively. Mid Cap Index Fund had no fair valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. As of September 30, 2003, the Funds had no investments in foreign securities.

    DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared and paid monthly. Any net realized capital gains on sales of a Fund's securities are distributed to shareholders at least annually.

    FEDERAL TAXES - Each Fund is treated as a separate taxable entity. Each Fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

    Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred from wash sales and the tax recognition of mark to market gains (losses) on open futures contracts. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the difference arises.

    On the Statements of Assets and Liabilities the following reclassifications were made (000):

                            ACCUMULATED     UNDISTRIBUTED
                           NET REALIZED    NET INVESTMENT     PORTFOLIO
    FUND                    GAIN (LOSS)            INCOME       CAPITAL
    -------------------------------------------------------------------
    Equity Index            $       686       $      (686)    $      --
    Mid Cap Index                    (6)                6            --
    Small Cap Index                 644                19          (663)

    The characterization of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Fund. The distributions paid during the fiscal years ended September 30, 2003 and 2002, were characterized as follows
    (000):

                                                 2003
                                   ORDINARY       LONG TERM
    FUND                             INCOME            GAIN        TOTAL
    --------------------------------------------------------------------
    Equity Index               $     23,912     $        --    $  23,912
    Mid Cap Index                     1,700           5,576        7,276
    Small Cap Index                     576             108          684

                                                 2002
                                   ORDINARY       LONG TERM
    FUND                             INCOME            GAIN        TOTAL
    --------------------------------------------------------------------
    Equity Index               $     20,995     $        --    $  20,995
    Mid Cap Index                     1,421           7,678        9,099
    Small Cap Index                     717              --          717

    As of September 30, 2003, the components of accumulated earnings (deficit) on a tax basis were (000):

                                     EQUITY         MID CAP    SMALL CAP
                                      INDEX           INDEX        INDEX
    --------------------------------------------------------------------
    Undistributed Ordinary
      Income                   $        592     $       478    $      --
    Undistributed Long Term
      Capital Gains                      --           4,076          451
                               -----------------------------------------
    Accumulated Earnings                592           4,554          451
    Accumulated Capital and
      Post-October Losses           (27,551)             --           --
    Unrealized Appreciation
      (Depreciation)                249,444          (4,749)       4,726
                               -----------------------------------------
    Total Accumulated
      Earnings (Deficit)       $    222,485     $      (195)   $   5,177

    The difference between book and tax basis unrealized depreciation is primarily due to the tax deferral of losses on wash sales and the amount of gain (loss) recognized for tax purposes due to mark to market adjustments on open futures contracts.

    As of September 30, 2003, the following Fund had a capital loss carryforward
    (000):

     FUND                                  AMOUNT       EXPIRATION DATE
    -------------------------------------------------------------------
    Equity Index                      $    27,551             2008-2011

    SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. Each Fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the Fund instead of cash. The resulting gain/loss is calculated as the difference between the fair value and the underlying cost of the security on the transaction date.

    FUTURES TRANSACTIONS - In order to gain exposure to or protect against changes in the market, the Funds may enter into S&P and Russell Index futures contracts and other stock index futures contracts.

    Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities in an amount equal to 5% of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

    SECURITIES LENDING - In order to generate additional income, each Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each Fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then " marked-to-market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

    U.S. Bancorp Asset Management, Inc. ("USBAM") serves as the securities lending agent for the Funds in transactions involving the lending of portfolio securities on behalf of the Funds. For these services, USBAM received $416,323, $46,121 and $24,246 in securities lending fees for the fiscal year ended September 30, 2003, from the Equity Index, Mid Cap Index, and Small Cap Index Fund, respectively.

    OTHER INCOME - Income from settlement proceeds related to specific portfolio securities is recorded as an adjustment to realized or unrealized gains or losses. Income from settlement proceeds related to securities that are no longer included in the portfolio is recorded in other income. For the year ended September 30, 2003, the Equity Index Fund recorded $659,139 in other income for settlement proceeds related to securities no longer included in the portfolio.

    INTERFUND LENDING PROGRAM - Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating funds. The Funds did not have any interfund lending transactions during the fiscal year ended September 30, 2003.

    EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are generally allocated to the Funds on the basis of relative net assets of all funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

    USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 > FEES AND EXPENSES

    ADVISOR FEES - Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Fund to pay USBAM a monthly fee based upon average daily net assets. The fee for the Equity Index Fund and Mid Cap Index Fund is equal to an annual rate of 0.25% of each Fund's average daily net assets. The fee for the Small Cap Index Fund is equal to an annual rate of 0.40% of its average daily net assets. USBAM voluntarily waived fees during the most recently completed fiscal year so that the total fund operating expenses did not exceed expense limitations described in the Funds' prospectus.

    The Funds may invest in the money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such investments are identical to those of investments by non-related entities except that, to avoid duplicative investment advisory fees, USBAM reimburses each Fund an amount equal to the investment advisory fee paid by FAF to USBAM related to such investments. For financial statement purposes, these reimbursements are recorded as investment income.

    CO-ADMINISTRATION FEES - USBAM and U.S. Bancorp Fund Services, LLC ("USBFS") (collectively the "Administrators") serve as co-administrators pursuant to a co-administration agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide, services to the Funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% of the next $17 billion of the aggregate average daily assets, 0.22% of the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. The Funds, along with all other open-end mutual funds in the First American Family of Funds, pay transfer agent fees of $18,500 per share class. These fees are allocated to each Fund based upon the Fund's pro rata share of aggregate average daily net assets of the Funds that comprise FAIF. Each Fund also pays additional per account fees for transfer agent services. For the fiscal year ended September 30, 2003, administration fees paid to USBAM and USBFS by the Funds included in this annual report were as follows (000):

   FUND                                                 AMOUNT
   -------------------------------------------------------------
   Equity Index Fund                                  $    4,841
   Mid Cap Index Fund                                        596
   Small Cap Index Fund                                      283

   CUSTODIAN FEES - U.S. Bank serves as the Funds' custodian pursuant to a custodian agreement with FAIF. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets. All fees are computed daily and paid monthly.

   DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors, LLC (" Quasar" ), a subsidiary of U.S. Bancorp, serves as distributor of the Funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, each of the Funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares and 1.00% of the Class C shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and shareholder servicing activities.

   FAIF has adopted and entered into a shareholder service plan and agreement with Quasar with respect to the Class S shares. Each Fund pays Quasar a monthly shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class S shares. No distribution or shareholder servicing fees are paid by Class Y shares. Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar or paid to affiliates of USBAM for the fiscal year ended September 30, 2003 (000):

   FUND                                                 AMOUNT
   -------------------------------------------------------------
   Equity Index Fund                                  $      724
   Mid Cap Index Fund                                         32
   Small Cap Index Fund                                       26

   OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. For the fiscal year ended September 30, 2003, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

   SALES CHARGES - A contingent deferred sales charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

                                                          CDSC AS A
                                               PERCENTAGE OF DOLLAR
   YEAR SINCE PURCHASE                     AMOUNT SUBJECT TO CHARGE
   ----------------------------------------------------------------
   First                                               5.00%
   Second                                              5.00%
   Third                                               4.00%
   Fourth                                              3.00%
   Fifth                                               2.00%
   Sixth                                               1.00%
   Seventh                                               --
   Eighth                                                --

   A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months.

   The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

   For the fiscal year ended September 30, 2003, sales charges retained by affiliates of USBAM for distributing the Funds' shares were as follows (000):

   FUND                                                 AMOUNT
   -------------------------------------------------------------
   Equity Index Fund                                  $      510
   Mid Cap Index Fund                                         54
   Small Cap Index Fund                                       39

4 > INVESTMENT IN COMMON STOCK OF AFFILIATE

    As disclosed in the Schedule of Investments, Equity Index Fund owns common stock issued by U.S. Bancorp. For the fiscal year ended September 30, 2003, the Equity Index Fund recorded no realized gains or losses from sales of U.S. Bancorp common stock and $319,975 of income from U.S. Bancorp common stock.

NOTES TO Financial STATEMENTS September 30, 2003

5 > CAPITAL SHARE TRANSACTIONS

    FAIF has 420 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the Funds were as follows (000):

                                                                  EQUITY                     MID CAP                   SMALL CAP
                                                              INDEX FUND                  INDEX FUND                  INDEX FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                   10/1/02       10/1/01       10/1/02       10/1/01       10/1/02       10/1/01
                                                        TO            TO            TO            TO            TO            TO
                                                   9/30/03       9/30/02       9/30/03       9/30/02       9/30/03       9/30/02
--------------------------------------------------------------------------------------------------------------------------------
Class A:
  Shares issued                                      1,495         1,767           217           261           147           426
  Shares issued in lieu of cash distributions           97            85            13            14             1             1
  Shares redeemed                                   (2,208)       (2,430)         (137)         (171)          (68)         (239)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                            (616)         (578)           93           104            80           188
================================================================================================================================
Class B:
  Shares issued                                        321           488            79            67            52            42
  Shares issued in lieu of cash distributions           19            11             4             5            --            --
  Shares redeemed                                     (881)       (1,038)          (22)          (33)          (14)           (3)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                            (541)         (539)           61            39            38            39
================================================================================================================================
Class C:
  Shares issued                                        806           310            91            99            74            54
  Shares issued in lieu of cash distributions            8             3             3            --            --            --
  Shares redeemed                                     (550)         (415)          (17)           (5)          (15)           (2)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                             264          (102)           77            94            59            52
================================================================================================================================
Class S:
  Shares issued                                      1,647         1,684           196           258           192           408
  Shares issued in lieu of cash distributions           32            22            10            12             3             6
  Shares redeemed                                   (1,656)         (859)         (206)         (330)       (1,508)         (260)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                              23           847            --           (60)       (1,313)          154
================================================================================================================================
Class Y:
  Shares issued                                     50,895        30,730        12,500        10,260         5,268        10,511
  Shares issued in lieu of cash distributions          904           747           560           666            39            38
  Shares redeemed                                  (31,254)      (37,657)      (13,331)       (6,449)       (6,019)       (5,075)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                          20,545        (6,180)         (271)        4,477          (712)        5,474
================================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES           19,675        (6,552)          (40)        4,654        (1,848)        5,907
================================================================================================================================

6 > INVESTMENT SECURITY TRANSACTIONS

    During the fiscal year ended September 30, 2003, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

    FUND                                       PURCHASES                  SALES
    ---------------------------------------------------------------------------
    Equity Index                               $   326,609            $  12,215
    Mid Cap Index                                   48,059               49,484
    Small Cap Index                                 40,129               54,754

    The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal income tax purposes at September 30, 2003, were as follows (000):

                                             AGGREGATE              AGGREGATE                                     FEDERAL
                                                 GROSS                  GROSS                                      INCOME
    FUND                                  APPRECIATION           DEPRECIATION                  NET               TAX COST
    ---------------------------------------------------------------------------------------------------------------------
    Equity Index                          $    576,590             $ (327,146)         $   249,444          $   2,580,523
    Mid Cap Index                               40,456                (45,205)              (4,749)               348,492
    Small Cap Index                             19,640                (14,914)               4,726                139,398

7 > FUTURES CONTRACTS

    The Funds' investment in stock index futures contracts is designed to maintain sufficient liquidity to meet redemption requests and to increase the level of Fund assets devoted to replicating the composition of the S&P and Russell Indices while reducing transaction costs. Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes. As of September 30, 2003, futures contracts for the Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund were as follows (000):

                                                                             MARKET VALUE
                                                 NAME OF     NUMBER OF         COVERED BY         SETTLEMENT          UNREALIZED
    FUND                                        CONTRACT     CONTRACTS          CONTRACTS              MONTH                LOSS
    ----------------------------------------------------------------------------------------------------------------------------
    Equity Index                           S&P 500 Index           258           $ 64,119             Dec-03           $ (1,252)
    Mid Cap Index                   S&P MidCap 400 Index            27              6,890             Dec-03               (131)
    Small Cap Index                   Russell 2000 Index            30              7,318             Dec-03               (217)

NOTICE TO SHAREHOLDERS September 30, 2003 (unaudited)

TAX NOTICE

    THE INFORMATION SET FORTH BELOW IS FOR EACH FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAWS. MOST SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES, THAT MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF A FUND. ACCORDINGLY, THE INFORMATION NEEDED FOR INCOME TAX PURPOSES WILL BE SENT IN EARLY 2004 ON FORM 1099. PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION.

Dear First American Fund Shareholders:

    For the fiscal year ended September 30, 2003, each Fund has designated long-term capital gain dividends, dividends qualifying for the corporate received deduction, and qualified dividend income with regard to distributions paid during the year as follows:

                                               LONG TERM            ORDINARY                         CORPORATE
                                           CAPITAL GAINS              INCOME            TOTAL        DIVIDENDS      QUALIFIED
                                           DISTRIBUTIONS       DISTRIBUTIONS    DISTRIBUTIONS         RECEIVED       DIVIDEND
               FUND                      (TAX BASIS) (a)     (TAX BASIS) (b)      (TAX BASIS)    DEDUCTION (c)     INCOME (d)
               --------------------------------------------------------------------------------------------------------------
               Equity Index                           --%                100%             100%             100%            76%
               Mid Cap Index                          77                  23              100              100             80
               Small Cap Index                        16                  84              100              100            100

               (a) and (b) are based on a percentage of the Fund's total
                   distributions.
               (c) is based on a percentage of ordinary income distributions of the Fund.
               (d) For the fiscal year ended September 30, 2003 certain
                   dividends paid by the funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate up to the maximum amount of $18,240,208; $1,351,613; and $661,306 for the Equity Index, Mid Cap, and Small Cap Funds, respectively. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV. As of September 30, 2003, the calendar year to date percentages for each of the Funds was 100%.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

    A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

Directors and Officers of the Funds

Independent Directors

                                                                                                              OTHER
                         POSITION(S)  TERM OF OFFICE                                  NUMBER OF PORTFOLIOS    DIRECTORSHIPS
NAME, ADDRESS, AND       HELD         AND LENGTH OF         PRINCIPAL OCCUPATION(S)   IN FUND COMPLEX         HELD BY
YEAR OF BIRTH            WITH FUND    TIME SERVED           DURING PAST 5 YEARS       OVERSEEN BY DIRECTOR    DIRECTOR +
--------------------------------------------------------------------------------------------------------------------------------
Benjamin R. Field III,   Director     Term expiring         Senior Financial          First American Funds    None
800 Nicollet Mall,                    earlier of death,     Advisor, Bemis            Complex: twelve
Minneapolis, MN                       resignation,          Company, Inc. since       registered
55402 (1939)                          removal,              2002; Senior Vice         investment
                                      disqualification, or  President, Chief          companies, including
                                      successor duly        Financial Officer         sixty one portfolios
                                      elected and           and Treasurer,
                                      qualified. Director   Bemis, through 2002
                                      of FAIF, since
                                      September 2003

Mickey P. Foret,         Director     Term expiring         Consultant to             First American Funds    ADC
800 Nicollet Mall,                    earlier of death,     Northwest Airlines,       Complex: twelve         Telecommunications,
Minneapolis, MN                       resignation,          Inc. since 2002;          registered              Inc.,
55402 (1946)                          removal,              Executive Vice            investment              URS Corporation,
                                      disqualification, or  President and Chief       companies, including    Champion
                                      successor duly        Financial Officer,        sixty one portfolios    Airlines, Inc.
                                      elected and           Northwest Airlines,
                                      qualified. Director   through 2002
                                      of FAIF since
                                      September 2003

Roger A. Gibson,         Director     Term expiring         Vice President,           First American Funds    None
800 Nicollet Mall,                    earlier of death,     Cargo - United            Complex: twelve
Minneapolis, MN                       resignation,          Airlines, since July      registered
55402 (1946)                          removal,              2001; Vice                investment
                                      disqualification, or  President, North          companies, including
                                      successor duly        America-Mountain          sixty one portfolios
                                      elected and           Region, United
                                      qualified. Director   Airlines, prior to
                                      of FAIF since         July 2001
                                      October 1997

Victoria J. Herget,      Director     Term expiring         Investment                First American Funds    None
800 Nicollet Mall,                    earlier of death,     consultant and            Complex: twelve
Minneapolis, MN                       resignation,          non-profit board          registered
55402 (1952)                          removal,              member since 2001;        investment
                                      disqualification, or  Managing Director of      companies, including
                                      successor duly        Zurich Scudder            sixty one portfolios
                                      elected and           Investments through
                                      qualified. Director   2001
                                      of FAIF since
                                      September 2003

Leonard W. Kedrowski,    Director     Term expiring         Owner, Executive and      First American Funds    None
800 Nicollet Mall,                    earlier of death,     Management                Complex: twelve
Minneapolis, MN                       resignation,          Consulting, Inc., a       registered
55402 (1941)                          removal,              management                investment
                                      disqualification, or  consulting firm;          companies, including
                                      successor duly        former Chief              sixty one portfolios
                                      elected and           Executive Officer,
                                      qualified. Director   Creative Promotions
                                      of FAIF since         International, LLC,
                                      November 1993         a promotional award
                                                            programs and
                                                            products company,
                                                            through October
                                                            2003; Board member,
                                                            GC McGuiggan
                                                            Corporation (DBA
                                                            Smyth Companies), a
                                                            label printer;
                                                            Advisory Board
                                                            member, Designer
                                                            Doors, manufacturer
                                                            of designer doors,
                                                            through 2002; acted
                                                            as CEO of Graphics
                                                            Unlimited Director
                                                            through 1998

Richard K. Riederer,     Director     Term expiring         Retired; Director,        First American Funds    None
800 Nicollet Mall,                    earlier of death,     President and Chief       Complex: twelve
Minneapolis, MN                       resignation,          Executive Officer,        registered
55402 (1944)                          removal,              Weirton Steel             investment
                                      disqualification, or  through 2001              companies, including
                                      successor duly                                  sixty one portfolios
                                      elected and
                                      qualified. Director
                                      of FAIF since August
                                      2001

                                                                                                              OTHER
                         POSITION(S)  TERM OF OFFICE                                  NUMBER OF PORTFOLIOS    DIRECTORSHIPS
NAME, ADDRESS, AND       HELD         AND LENGTH OF         PRINCIPAL OCCUPATION(S)   IN FUND COMPLEX         HELD BY
YEAR OF BIRTH            WITH FUND    TIME SERVED           DURING PAST 5 YEARS       OVERSEEN BY DIRECTOR    DIRECTOR +
--------------------------------------------------------------------------------------------------------------------------------
Joseph D. Strauss,       Director     Term expiring         Owner and President,      First American Funds    None
800 Nicollet Mall,                    earlier of death,     Excensus TM LLC, a        Complex: twelve
Minneapolis, MN                       resignation,          consulting firm,          registered
55402 (1940)                          removal,              since 2001; Owner         investment
                                      disqualification, or  and President,            companies, including
                                      successor duly        Strauss Management        sixty one portfolios
                                      elected and           Company, a Minnesota
                                      qualified. Director   holding company for
                                      of FAIF since April   various
                                      1991                  organizational
                                                            management business
                                                            ventures; Owner,
                                                            Chairman and Chief
                                                            Executive Officer,
                                                            Community Resource
                                                            Partnerships, Inc.,
                                                            a strategic
                                                            planning, operations
                                                            management,
                                                            government
                                                            relations,
                                                            transportation
                                                            planning and public
                                                            relations
                                                            organization;
                                                            attorney at law

Virginia L. Stringer,    Chair;       Chair Term three      Owner and President,      First American Funds    None
800 Nicollet Mall,       Director     years. Directors      Strategic Management      Complex: twelve
Minneapolis, MN                       Term expiring         Resources, Inc., a        registered
55402 (1944)                          earlier of death,     management                investment
                                      resignation,          consulting firm;          companies, including
                                      removal,              Executive Consultant      sixty one portfolios
                                      disqualification, or  for State Farm
                                      successor duly        Insurance Company
                                      elected and
                                      qualified. Chair of
                                      FAIF's Board since
                                      September 1997;
                                      Director of FAIF
                                      since August 1987

James M. Wade,           Director     Term expiring         Owner and President,      First American Funds    None
800 Nicollet Mall,                    earlier of death,     Jim Wade Homes, a         Complex: twelve
Minneapolis, MN                       resignation,          homebuilding              registered
55402 (1943)                          removal,              company, since 1999       investment
                                      disqualification, or                            companies, including
                                      successor duly                                  sixty one portfolios
                                      elected and
                                      qualified. Director
                                      of FAIF since August
                                      2001

+ Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

Officers

                                POSITION(S)          TERM OF OFFICE
NAME, ADDRESS, AND              HELD                 AND LENGTH OF
YEAR OF BIRTH                   WITH FUND            TIME SERVED                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
Thomas S. Schreier, Jr.,        President            Re-elected by the               Chief Executive Officer of U.S. Bancorp
U.S. Bancorp Asset                                   Board annually;                 Asset Management, Inc. since May 2001;
Management, Inc.,                                    President of FAIF               Chief Executive Officer of First American
800 Nicollet Mall,                                   since February 2001             Asset Management from December 2000 through
Minneapolis, MN                                                                      May 2001 and of Firstar Investment &
55402 (1962) *                                                                       Research Management Company from February
                                                                                     2001 through May 2001; Senior Managing
                                                                                     Director and Head of Equity Research of
                                                                                     U.S. Bancorp Piper Jaffray from October
                                                                                     1998 through December 2000; prior to
                                                                                     October 1998, Senior Airline Equity Analyst
                                                                                     and a Director in the Equity Research
                                                                                     Department, Credit Suisse First Boston

Mark S. Jordahl,                Vice                 Re-elected by the               Chief Investment Officer of U.S. Bancorp
U.S. Bancorp Asset              President-           Board annually; Vice            Asset Management, Inc. since September
Management, Inc.                Investments          President -                     2001; President and Chief Investment
800 Nicollet Mall,                                   Investments of FAIF             Officer, ING Investment Management -
Minneapolis, MN                                      since September 2001            Americas, September 2000 to June 2001;
55402 (1960) *                                                                       Senior Vice President and Chief Investment
                                                                                     Officer, ReliaStar Financial Corp., January
                                                                                     1998 to September 2000

Jeffery M. Wilson,              Vice                 Re-elected by the               Senior Vice President of U.S. Bancorp Asset
U.S. Bancorp Asset              President-           Board annually; Vice            Management since May 2001; prior thereto,
Management, Inc.                Administration       President -                     Senior Vice President of First American
800 Nicollet Mall,                                   Administration of               Asset Management
Minneapolis, MN                                      FAIF since March
55402 (1956) *                                       2000

Robert H. Nelson,               Treasurer            Re-elected by the               Senior Vice President of U.S. Bancorp Asset
U.S. Bancorp Asset                                   Board annually;                 Management since May 2001; prior thereto,
Management, Inc.                                     Treasurer of FAIF               Senior Vice President of First American
800 Nicollet Mall,                                   since March 2000                Asset Management since 1998 and of Firstar
Minneapolis, MN                                                                      Investment & Research Management Company
55402 (1963) *                                                                       since February 2001; Senior Vice President
                                                                                     of Piper Capital Management Inc. through
                                                                                     1998

James D. Alt,                   Secretary            Re-elected by the               Partner, Dorsey & Whitney LLP, a
50 South Sixth Street,                               Board annually;                 Minneapolis-based law firm
Suite 1500,                                          Assistant Secretary
Minneapolis, MN                                      of FAIF from
55402 (1951)                                         September 1998
                                                     through June 2002.
                                                     Secretary of FAIF
                                                     since June 2002

Michael J. Radmer,              Assistant            Re-elected by the               Partner, Dorsey & Whitney LLP, a
50 South Sixth Street,          Secretary            Board annually;                 Minneapolis- based law firm
Suite 1500,                                          Assistant Secretary
Minneapolis, MN                                      of FAIF since March
55402 (1945)                                         2000; Secretary of
                                                     FAIF from September
                                                     1999 through March
                                                     2000

Kathleen L. Prudhomme,          Assistant            Re-elected by the               Partner, Dorsey & Whitney LLP, a
50 South Sixth Street,          Secretary            Board annually;                 Minneapolis- based law firm
Suite 1500,                                          Assistant Secretary 03
Minneapolis, MN                                      of FAIF since
55402 (1953)                                         September 1998

James R. Arnold,                Assistant            Re-elected by the               Vice President, U.S. Bancorp Fund Services,
615 E. Michigan Street,         Secretary            Board annually;                 LLC since March 2002; Senior Administration
Milwaukee, WI                                        Assistant Secretary             Services Manager, UMB Fund Services, Inc.
53202 (1957) *                                       of FAIF since June              through March 2002
                                                     2003

Richard J. Ertel,               Assistant            Re-elected by the               Disclosure Counsel, U.S. Bancorp Asset
U.S. Bancorp Asset              Secretary            Board annually;                 Management, Inc. since May 2003; Associate
Management, Inc.                                     Assistant Secretary             Counsel, Hartford Life and Accident
800 Nicollet Mall,                                   of FAIF since June              Insurance Company from April 2001 through
Minneapolis, MN                                      2003                            May 2003; Attorney and Law Clerk, Fortis
55402 (1967)*                                                                        Financial Group, through March 2001

Douglas G. Hess,                Assistant            Re-elected by the               Vice President, U.S. Bancorp Fund Services,
615 E. Michigan Street,         Secretary            Board annually;                 LLC since November 2002; prior thereto,
Milwaukee, WI                                        Assistant Secretary             Assistant Vice President, Fund Compliance
53202 (1967) *                                       of FAIF since                   Administrator, U.S. Bancorp Fund Services,
                                                     September 2001                  LLC

* Messrs. Schreier, Jordahl, Wilson, Nelson, and Ertel are each officers of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and co-administrator for FAIF. Messrs. Hess and Arnold are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as co-administrator for FAIF.

Board of Directors First American Investment Funds, Inc.


          Virginia Stringer

          Chairperson of First American Investment Funds, Inc.
          Owner and President of Strategic Management Resources, Inc.

          Benjamin Field III

          Director of First American Investment Funds, Inc.
          Senior Financial Advisor to, and formerly Senior Vice President, Chief Financial Officer, and Treasurer of, Bemis Company, Inc.

          Mickey Foret

          Director of First American Investment Funds, Inc.
          Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

          Roger Gibson

          Director of First American Investment Funds, Inc.
          Vice President, Cargo-United Airlines

          Victoria Herget

          Director of First American Investment Funds, Inc.
          Investment Consultant; former Managing Director of Zurich Scudder Investments

          Leonard Kedrowski

          Director of First American Investment Funds, Inc.
          Owner and President of Executive and Management Consulting, Inc.

          Richard Riederer

          Director of First American Investment Funds, Inc.
          Retired; former President and Chief Executive Officer of Weirton Steel

          Joseph Strauss

          Director of First American Investment Funds, Inc.
          Former Chairman of First American Investment Funds, Inc. Owner and President of Strauss Management Company


          James Wade

          Director of First American Investment Funds, Inc.
          Owner and President of Jim Wade Homes


          FIRST AMERICAN INVESTMENT FUNDS' BOARD OF DIRECTORS IS COMPRISED ENTIRELY OF INDEPENDENT DIRECTORS.

[FIRST AMERICAN FUNDS(SM) LOGO]


DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each Fund's portfolio. The views expressed in this report reflect those of the portfolio managers only through the period ended September 30, 2003. The portfolio managers' views are subject to change at any time based upon market or other conditions.

Please refer to the prospectus, which contains more complete information on First American Funds, including risks, fees, and expenses. Please read it carefully before investing or sending money. This report must be preceded or accompanied by a current prospectus.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
    U.S. BANCORP ASSET MANAGEMENT, INC.
    800 Nicollet Mall
    Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
    U.S. BANCORP ASSET MANAGEMENT, INC.
    800 Nicollet Mall
    Minneapolis, Minnesota 55402

    U.S. BANCORP FUND SERVICES, LLC
    615 East Michigan Street
    Milwaukee, Wisconsin 53202

CUSTODIAN
    U.S. BANK NATIONAL ASSOCIATION
    180 East Fifth Street
    St. Paul, Minnesota 55101

DISTRIBUTOR
    QUASAR DISTRIBUTORS, LLC
    615 East Michigan Street
    Milwaukee, Wisconsin 53202

INDEPENDENT AUDITORS
    ERNST & YOUNG LLP
    220 South Sixth Street
    Suite 1400
    Minneapolis, Minnesota 55402

COUNSEL
    DORSEY & WHITNEY LLP
    50 South Sixth Street
    Suite 1500
    Minneapolis, Minnesota 55402


FIRST AMERICAN FUNDS                                               Bulk Rate
P.O. Box 1330                                                     U.S. Postage
Minneapolis, MN 55440-1330                                           PAID
                                                                    Mpls, MN
In an attempt to reduce shareholder costs and help              Permit No. 26388
eliminate duplication, First American Funds will
try to limit their mailing to one report for each               USPS Mailer 881
address that lists one or more shareholders with                 Approved Poly
the same last name. If you would like additional copies, please call First American Investor
Services at 800.677.FUND or visit
firstamericanfunds.com.


0214-03     11/2003 AR-INDEX

ITEM 2--CODE OF ETHICS

RESPONSE: The registrant has adopted a code of ethics (designated as the "Code of Ethical Conduct") that applies to its principal executive officer and principal financial officer. The registrant undertakes to furnish a copy of such Code of Ethical Conduct to any person upon request, without charge, by calling 1-800-677-3863.

ITEM 3--AUDIT COMMITTEE FINANCIAL EXPERT

RESPONSE: The registrant's Board of Directors has determined that Leonard Kedrowski, Benjamin Field, and Mickey Foret, members of the registrant's Audit Committee, are each an "audit committee financial expert" and are "independent," as these terms are defined in this Item. This designation will not increase the designees' duties, obligations or liability as compared to their duties, obligations and liability as members of the Audit Committee and of the Board of Directors.

ITEM 4--PRINCIPAL ACCOUNTANT FEES AND SERVICES

RESPONSE: Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5--AUDIT COMMITTEE OF LISTED REGISTRANTS

RESPONSE: Not applicable to the registrant.

ITEM 6 - Reserved.

ITEM 7--DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

RESPONSE: Not applicable to the registrant.

ITEM 8 - Reserved.

ITEM 9--CONTROLS AND PROCEDURES

(a) RESPONSE: The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely. Notwithstanding this conclusion, the registrant's Principal Executive Officer and Principal Financial Officer seek continuous improvements to the registrant's disclosure controls and procedures.

(b) RESPONSE: There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10 - EXHIBITS

10(a) - Code of Ethical Conduct

RESPONSE: Attached hereto.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).

RESPONSE: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


First American Investment Funds, Inc.


By  /s/ Thomas S. Schreier, Jr.
    ---------------------------
    Thomas S. Schreier, Jr.
    President


Date: December 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ Thomas S. Schreier, Jr.
    ---------------------------
    Thomas S. Schreier, Jr.
    President


Date: December 8, 2003


By  /s/ Jonathan P. Lillemoen
    ---------------------------
    Jonathan P. Lillemoen
    Director, USBAM Fund Treasury


Date: December 8, 2003